UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 10 of its series:

Wells Fargo 100% Treasury Money Fund, Wells Fargo California Municipal Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo Municipal Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report July 31, 2016

Retail Money Market Funds

¡	Wells Fargo California Municipal Money Market Fund

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

2	Wells Fargo California Municipal Money Market Fund	Performance highlights (unaudited)

The Fund is currently closed to new investors.1

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 2016[2]
						Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year		Gross	Net[4]
Class A (SGCXX)	1-1-1992	0.03	0.02	0.58		0.64	0.64
Administrator Class (WCMXX)	6-30-2010	0.07	0.03	0.69		0.37	0.30
Premier Class (WCTXX)*	3-31-2008	0.11	0.03	0.70		0.25	0.20
Service Class (WFCXX)	11-8-1999	0.03	0.02	0.64		0.54	0.45
Sweep Class	6-30-2010	0.03	0.02	0.64		0.99	0.99

Yield summary (%) as of July 31, 2016[4]
	Class A	Administrator Class	Premier Class*	Service Class	Sweep Class
7-day current yield	0.01	0.15	0.24	0.01	0.01
7-day compound yield	0.01	0.15	0.24	0.01	0.01
30-day simple yield	0.01	0.12	0.22	0.01	0.01
30-day compound yield	0.01	0.12	0.22	0.01	0.01

* Effective April 1, 2016, Institutional Class was renamed Premier Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 4.

Performance highlights (unaudited)	Wells Fargo California Municipal Money Market Fund	3

Revenue source distribution as of July 31, 2016[5]		Effective maturity distribution as of July 31, 2016[5]
Airport Revenue	2%	2-7 days	98%
Education Revenue	5%	15-29 days	2%
General Obligation Revenue	10%
Health Revenue	8%
Housing Revenue	17%
Industrial Development Revenue	3%
Miscellaneous Revenue	12%
Resource Recovery Revenue	3%
Tax Revenue	5%
Transportation Revenue	5%
Utilities Revenue	20%
Water & Sewer Revenue	10%

Weighted average maturity as of July 31, 2016[6]
	6 days

Weighted average life as of July 31, 2016[7]
	6 days

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Premier Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Premier Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.19)%, 0.08%, 0.20%, (0.09)%, and (0.54)% for Class A, Administrator Class, Premier Class, Service Class, and Sweep Class, respectively.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[7]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

4	Wells Fargo California Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sakes charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account	Ending	Expenses
	value	account value	paid during	Annualized net
	2-1-2016	7-31-2016	the period¹	expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.61	0.32%
Administrator Class
Actual	$1,000.00	$1,000.41	$1.20	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$1.21	0.24%
Institutional Class
Actual	$1,000.00	$1,000.77	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%
Service Class
Actual	$1,000.00	$1,000.05	$1.45	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.46	0.29%
Sweep Class
Actual	$1,000.00	$1,000.04	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.61	0.32%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo California Municipal Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 87.90%

California : 87.90%

Other Municipal Debt : 3.44%
California GO Series A2 (GO Revenue)	0.43%	8-3-2016	$14,000,000	$14,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B- TE (Housing Revenue)	0.42	8-15-2016	15,000,000	15,000,000
Los Angeles County CA Metropolitan Transportation Authority Series A (Transportation Revenue)	0.43	8-4-2016	5,000,000	5,000,000
San Jose CA Unified School District Santa Clara County Election of 2002 Series C (GO Revenue, National Insured)	5.00	8-1-2017	1,295,000	1,295,000

				35,295,000

Variable Rate Demand Notes ø: 84.46%
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.45	9-1-2033	11,400,000	11,400,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	7-15-2035	6,100,000	6,100,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.45	4-1-2036	5,895,000	5,895,000
Bakersfield CA Waste Water Tender Option Bond Trust Receipts/Certificates Series XM0076 (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.60	9-15-2032	10,630,000	10,630,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO Revenue, Citibank NA LIQ) 144A	0.46	2-1-2021	5,520,000	5,520,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.45	10-1-2020	25,330,000	25,330,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.52	9-1-2040	3,555,000	3,555,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.52	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.50	11-1-2040	6,620,000	6,620,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.54	3-1-2031	20,450,000	20,450,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	8-1-2031	9,100,000	9,100,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	5-15-2037	5,265,000	5,265,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.47	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.47	11-15-2048	13,713,253	13,713,253
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.47	11-1-2033	7,550,000	7,550,000
California GO Kindergarten Series A2 (GO Revenue, State Street Bank & Trust Company LOC)	0.32	5-1-2034	12,655,000	12,655,000
California HFA Series 3206 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.67	8-1-2037	13,695,000	13,695,000
California HFFA City of Hope Series B (Health Revenue)	0.43	11-15-2042	14,450,000	14,450,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.38	7-1-2041	3,100,000	3,100,000
California HFFA Tender Option Bond Trust Receipts/Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.47	8-15-2031	9,500,000	9,500,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC)	0.39	11-1-2026	19,700,000	19,700,000

The accompanying notes are an integral part of these financial statements.

6	Wells Fargo California Municipal Money Market Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)

California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.39%	11-1-2026	$7,635,000	$7,635,000
California Infrastructure & Economic Development Bank ROC RR-II-R- 11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.46	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.46	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Industrial Development Revenue)	0.26	11-1-2035	9,525,000	9,525,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.50	4-1-2042	1,240,000	1,240,000
California PCFA Exempt Facilities Exxon Mobil Project (Industrial Development Revenue)	0.34	12-1-2029	8,995,000	8,995,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, Canadian Imperial Bank LOC)	0.41	11-1-2026	22,600,000	22,600,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, Mizuho Bank Limited LOC)	0.41	11-1-2026	8,000,000	8,000,000
California PCFA Pacific Gas & Electric Project Series E (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.36	11-1-2026	19,190,000	19,190,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.50	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.53	11-1-2027	6,000,000	6,000,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	0.54	11-1-2027	1,400,000	1,400,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.53	8-1-2018	10,100,000	10,100,000
California Series B3 (GO Revenue, Citibank NA LOC)	0.30	5-1-2034	11,900,000	11,900,000
California Statewide CDA PCR Chevron USA Incorporated Project (Resource Recovery Revenue)	0.26	5-15-2024	10,400,000	10,400,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.52	6-1-2028	8,700,000	8,700,000
California Tender Option Bond Trust Receipts/Certificates Series XF0279 (GO Revenue, State Street Bank & Trust Company LIQ) 144A	0.46	7-1-2042	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.48	1-1-2039	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series ZF0261 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.47	11-1-2039	7,850,000	7,850,000
California Tender Option Bond Trust Receipts/Certificates Series ZF0300 (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.52	5-1-2030	4,775,000	4,775,000
California Tender Option Bond Trust Receipts/Certificates Series ZF0323 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.56	2-1-2019	5,340,000	5,340,000
California University Systemwide Series A (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.56	11-1-2033	5,685,000	5,685,000
Elsinore Valley CA Municipal Water District Series A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.51	7-1-2034	25,550,000	25,550,000
Irvine CA Improvement Bond Act of 1915 Assessment District #03-19 Series B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.35	9-2-2029	10,900,000	10,900,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #04- 20 Series A (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.47	9-2-2050	21,600,000	21,600,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #05- 21 Series A (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.35	9-2-2050	13,844,000	13,844,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #87-8 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.35	9-2-2024	100,000	100,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97- 17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.35	9-2-2023	21,800,000	21,800,000
Irvine Ranch CA Water District Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.34	10-1-2041	4,500,000	4,500,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.47	7-1-2024	31,735,000	31,735,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.47	5-15-2021	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo California Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)

Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.44%	8-1-2038	$7,150,000	$7,150,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.50	7-1-2031	3,000,000	3,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.52	11-15-2025	8,000,000	8,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series ZF0158 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.52	8-1-2022	3,060,000	3,060,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.35	10-1-2042	9,915,000	9,915,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	9-15-2024	3,875,000	3,875,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.41	7-1-2032	24,200,000	24,200,000
Orange County CA Water District Series A (Water & Sewer Revenue, Citibank NA LOC)	0.43	8-1-2042	20,550,000	20,550,000
Sacramento CA Housing Authority Lofts at Natomas Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	6-15-2036	5,190,000	5,190,000
Sacramento CA MUD Tender Option Bond Trust Receipts/Certificates Series XM0067 (Utilities Revenue, Bank of America NA LIQ) 144A	0.75	8-15-2026	9,970,000	9,970,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.52	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.51	3-1-2026	6,620,000	6,620,000
San Diego CA Community College District Tender Option Bond Trust Receipts/Certificates Series XM0290 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.46	8-1-2019	11,000,000	11,000,000
San Diego County CA Regional Transportation Commission Limited Tax Series A (Tax Revenue, JPMorgan Chase & Company SPA)	0.43	4-1-2038	18,000,000	18,000,000
San Diego County CA Regional Transportation Commission Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.43	4-1-2038	13,400,000	13,400,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.50	11-1-2033	5,825,000	5,825,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XF0226 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.47	11-1-2043	4,130,000	4,130,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XM0237 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.46	11-1-2036	8,500,000	8,500,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47	11-1-2039	1,509,500	1,509,500
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.47	12-1-2017	27,500,000	27,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.54	8-1-2022	2,415,000	2,415,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.52	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.47	6-1-2036	4,230,000	4,230,000
San Luis Obispo County CA Community College District Series ZF2097 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.50	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Community College District Series ZF2098 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.50	8-1-2040	3,290,000	3,290,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Municipal Money Market Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)

San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A		0.47%	9-1-2038	$23,570,000	$23,570,000
San Marcos CA Unified School District Series 3269 (GO Revenue, Morgan Stanley Bank LIQ) 144A		0.47	8-1-2031	5,000,000	5,000,000
Santa Clara County CA Refunding Bond Sub Series B (Utilities Revenue, Bank of Tokyo-Mitsubishi LOC)		0.43	7-1-2027	25,500,000	25,500,000
Southern California Public Power Authority Magnolia Power Project Series 1A (Utilities Revenue, U.S. Bank NA LOC)		0.43	7-1-2036	14,900,000	14,900,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)		0.35	7-1-2033	2,030,000	2,030,000
Ventura County CA Community College District Series 2015 PUTTER Series XF0138 (GO Revenue, JPMorgan Chase & Company LIQ) 144A		0.47	2-1-2023	6,000,000	6,000,000

					867,086,753

Total Municipal Obligations (Cost $902,381,753)					902,381,753

Other : 1.46%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A		0.56	3-1-2040	6,000,000	6,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A		0.62	8-1-2040	9,000,000	9,000,000

Total Other (Cost $15,000,000)					15,000,000

Repurchase Agreements : 3.60%
Societe Generale, dated 7-29-2016, maturity value $37,001,018 ^^		0.33	8-1-2016	37,000,000	37,000,000

Total Repurchase Agreements (Cost $37,000,000)					37,000,000

Total investments in securities (Cost $954,381,753)*	92.96%				954,381,753

Other assets and liabilities, net	7.04				72,297,455

Total net assets	100.00%				$1,026,679,208

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 0.00% to 8.13%, 7-31-2016 to 8-15-2045, fair value including accrued interest is $37,740,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The	accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities–July 31, 2016 (unaudited)	Wells Fargo California Municipal Money Market Fund	9

Assets
Investments in unaffiliated securities, at amortized cost	$954,381,753
Cash	46,386
Receivable for investments sold	72,052,910
Receivable for Fund shares sold	32
Receivable for interest	602,720
Prepaid expenses and other assets	29,195

Total assets	1,027,112,996

Liabilities
Dividends payable	101,175
Payable for Fund shares redeemed	4,696
Management fee payable	21,173
Distribution fee payable	16
Administration fees payable	119,473
Custodian and accounting fees payable	65,797
Shareholder servicing fees payable	94,913
Accrued expenses and other liabilities	26,545

Total liabilities	433,788

Total net assets	$1,026,679,208

NET ASSETS CONSIST OF
Paid-in capital	$1,026,565,426
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	113,934

Total net assets	$1,026,679,208

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets - Class A	$423,791,696
Shares outstanding - Class A1	423,739,999
Net asset value per share - Class A	$1.00
Net assets - Administrator Class	$50,128
Shares outstanding - Administrator Class[1]	50,122
Net asset value per share - Administrator Class	$1.00
Net assets - Premier Class	$584,976,254
Shares outstanding - Premier Class[1]	584,904,887
Net asset value per share - Premier Class	$1.00
Net assets - Service Class	$17,800,946
Shares outstanding - Service Class[1]	17,798,773
Net asset value per share - Service Class	$1.00
Net assets - Sweep Class	$60,184
Shares outstanding - Sweep Class[1]	60,176
Net asset value per share - Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Municipal Money Market Fund	Statement of operations–six months ended July 31, 2016 (unaudited)

Investment income
Interest	$1,783,674

Expenses
Management fee	842,874
Administration fees
Class A	478,529
Administrator Class	25
Premier Class[1]	257,879
Service Class	26,403
Sweep Class	57
Shareholder servicing fees
Class A	543,784
Administrator Class	25
Service Class	54,252
Sweep Class	64
Distribution fee
Sweep Class	92
Custody and accounting fees	29,505
Professional fees	22,800
Registration fees	15,919
Shareholder report expenses	8,807
Trustees’ fees and expenses	11,223
Other fees and expenses	9,558

Total expenses	2,301,796
Less: Fee waivers and/or expense reimbursements	(1,006,501)

Net expenses	1,295,295

Net investment income	488,379

Net realized gains on investments	64,784

Net increase in net assets resulting from operations	$553,163

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo California Municipal Money Market Fund	11

	Six months ended
	July 31, 2016		Year ended
	(unaudited)		January 31, 2016

Operations
Net investment income		$488,379		$112,186
Net realized gains on investments		64,784		311,774

Net increase in net assets resulting from operations		553,163		423,960

Distributions to shareholders from
Net investment income
Class A		(21,809)		(45,318)
Administrator Class		(20)		(8)
Premier Class[1]		(464,282)		(60,185)
Service Class		(2,266)		(5,346)
Sweep Class		(2)		(1,329)
Net realized gains
Class A		0		(113,446)
Administrator Class		0		(12)
Premier Class[1]		0		(161,423)
Service Class		0		(12,232)
Sweep Class		0		(13)

Total distributions to shareholders		(488,379)		(399,312)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	336,514,606	336,514,606	1,007,509,902	1,007,509,902
Premier Class[1]	1,023,709,350	1,023,709,350	1,768,363,722	1,768,363,722
Service Class	22,749,250	22,749,250	49,450,855	49,450,855
Sweep Class	8,248	8,248	50,005	50,005

		1,382,981,454		2,825,374,484

Reinvestment of distributions
Class A	20,834	20,834	143,766	143,766
Administrator Class	20	20	20	20
Premier Class[1]	27,762	27,762	31,668	31,668
Service Class	912	912	7,910	7,910
Sweep Class	2	2	1,342	1,342

		49,530		184,706

Payment for shares redeemed
Class A	(364,936,412)	(364,936,412)	(1,003,710,430)	(1,003,710,430)
Administrator Class	0	0	(50,000)	(50,000)
Premier Class[1]	(1,122,674,906)	(1,122,674,906)	(1,755,840,961)	(1,755,840,961)
Service Class	(58,632,138)	(58,632,138)	(52,339,853)	(52,339,853)
Sweep Class	0	0	(25,562,208)	(25,562,208)

		(1,546,243,456)		(2,837,503,452)

Net decrease in net assets resulting from capital share transactions		(163,212,472)		(11,944,262)

Total decrease in net assets		(163,147,688)		(11,919,614)

Net assets
Beginning of period		1,189,826,896		1,201,746,510

End of period		$1,026,679,208		$1,189,826,896

Overdistributed net investment income		$(152)		$(152)

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016	Year ended January 31
CLASS A	(unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.64%	0.63%	0.63%	0.64%	0.63%
Net expenses	0.32%	0.07%	0.07%	0.10%	0.17%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$423,792	$452,174	$448,217	$649,144	$623,898	$1,128,321

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Municipal Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2016	Year ended January 31
ADMINISTRATOR CLASS	(unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.04%	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net expenses	0.24%	0.07%	0.07%	0.10%	0.17%	0.15%
Net investment income	0.08%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$50	$50	$100	$100	$100	$100

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016	Year ended January 31
PREMIER CLASS[1]	(unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized gains on investments	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.08%	0.03%	0.02%	0.01%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.25%	0.24%	0.24%	0.25%	0.24%
Net expenses	0.17%	0.07%	0.07%	0.10%	0.16%	0.14%
Net investment income	0.14%	0.01%	0.01%	0.01%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$584,976	$683,865	$671,300	$613,101	$780,069	$884,793

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Municipal Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2016	Year ended January 31
SERVICE CLASS	(unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net expenses	0.29%	0.07%	0.07%	0.10%	0.17%	0.15%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$17,801	$53,686	$56,564	$69,935	$67,724	$106,229

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016	Year ended January 31
SWEEP CLASS	(unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net realized gains on investments	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]

Total from investment operations	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.99%	0.98%	0.98%	0.99%	0.98%
Net expenses	0.32%	0.07%	0.07%	0.10%	0.17%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$60	$52	$25,566	$59,574	$76,028	$120,909

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo California Municipal Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18	Wells Fargo California Municipal Money Market Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level
administration fee
Class A, Sweep Class	0.22%

Administrator Class	0.10

Premier Class[1]	0.08

Service Class	0.12

1 Effective April 1, 2016, Institutional Class was renamed Premier Class.

Notes to financial statements (unaudited)	Wells Fargo California Municipal Money Market Fund	19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. SUBSEQUENT DISTRIBUTIONS

On August 31, 2016, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on August 31, 2016. The per share amounts payable on August 31, 2016 were as follows:

	Short-term capital gains	Long-term capital gains
Class A	$0.000297665	$0.000074577
Administrator Class	0.000297665	0.000074577
Premier Class	0.000297665	0.000074577
Service Class	0.000297665	0.000074577
Sweep Class	0.000297665	0.000074577

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

7. SUBSEQUENT EVENT

Effective at the close of business on September 1, 2016, under a plan of liquidation and termination approved by the Board of Trustees, all shares of the Fund were automatically redeemed and the Fund was liquidated.

20	Wells Fargo California Municipal Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Municipal Money Market Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust

Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo California Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.

Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo California Municipal Money Market Fund	23

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo California Municipal Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, Extent and Quality of Services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund Performance and Expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher

24	Wells Fargo California Municipal Money Market Fund	Other information (unaudited)

than, equal to or in range of the average performance of the Universe for the one- and three-year periods under review, equal to the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment Management and Sub-Advisory Fee Rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of Scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small

Other information (unaudited)	Wells Fargo California Municipal Money Market Fund	25

fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

26	Wells Fargo California Municipal Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

For more information

More information about Wells Fargo Funds is available

free upon request. To obtain literature, please write,

email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

Institutional investment professionals: 1-866-765-0778	NOT FDIC INSURED ¡ NO BANK GUARANTEE ¡ MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.
Printed on Recycled paper	245332 09-16 SA302/SAR302 07-16

Semi-Annual Report

July 31, 2016

Retail Money Market Funds

■	Wells Fargo Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/money-market-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.01	0.89	0.82	0.65
Class B*	7-1-1992	(4.99)	(0.39)	0.70	0.01	0.01	0.70	1.57	1.40
Class C**	6-30-2010	(0.99)	0.01	0.70	0.01	0.01	0.70	1.57	1.40
Daily Class***	6-30-2010	–	–	–	0.01	0.01	0.89	1.07	1.00
Premier Class (WMPXX)	3-31-2016	–	–	–	0.11	0.03	0.90	0.43	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	0.02	0.01	0.93	0.72	0.50

Yield summary (%) as of July 31, 20163

	Class A	Class B*	Class C**	Daily Class***	Premier Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.31	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.31	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.31	0.02
30-day compound yield	0.01	0.01	0.01	0.01	0.31	0.02
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.
***	Effective September 1, 2016, Daily Class shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Class A shares, Daily Class shares, Service Class, and Premier Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Effective maturity distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
8 days

Weighted average life as of July 31, 2016[6]
11 days

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Premier Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses have not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.32)%, (1.07)%, (1.07)%, (0.57)%, 0.07%, and (0.22)% for Class A, Class B, Class C, Daily Class, Premier Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$2.59	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%
Class B
Actual	$1,000.00	$1,000.05	$2.59	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%
Class C
Actual	$1,000.00	$1,000.05	$2.59	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%
Daily Class
Actual	$1,000.00	$1,000.05	$2.59	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62	0.52%
Premier Class
Actual	$1,000.00	$1,001.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%
Service Class
Actual	$1,000.00	$1,000.15	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 0.63%
FHLB (z)	0.41%	8-3-2016	$10,000,000	$9,999,772	0.63%

Total Agency Securities (Cost $9,999,772)				9,999,772	0.63

Certificates of Deposit: 21.39%
ABN AMRO Funding LLC	0.40	8-1-2016	13,000,000	13,000,000	0.81
Australia & New Zealand Banking Group	0.30	8-1-2016	20,000,000	20,000,000	1.25
Bank of Montreal	0.44	8-1-2016	14,000,000	14,000,000	0.88
Bank of Montreal	0.44	8-2-2016	7,000,000	7,000,000	0.44
Barclays Bank plc 144A(z)	0.68	8-1-2016	7,000,000	7,000,000	0.44
Credit Agricole SA	0.32	8-1-2016	32,000,000	32,000,000	2.01
DG Bank (New York)	0.65	8-8-2016	8,000,000	8,000,058	0.50
DNB Nor Bank ASA	0.30	8-1-2016	33,000,000	33,000,000	2.07
HSBC Bank plc	0.35	8-1-2016	32,000,000	32,000,000	2.01
HSBC Bank plc ±	0.80	8-1-2016	3,000,000	3,000,000	0.19
KBC Bank	0.32	8-1-2016	29,000,000	29,000,000	1.82
National Bank of Canada	0.30	8-1-2016	17,000,000	17,000,000	1.07
NBAD Americas NV	0.37	8-1-2016	27,000,000	27,000,000	1.69
Sumitomo Mitsui Banking Corporation	0.62	8-5-2016	8,000,000	8,000,000	0.50
Sumitomo Trust & Banking Corporation	0.46	8-1-2016	20,000,000	20,000,000	1.25
Swedbank	0.30	8-1-2016	27,000,000	27,000,000	1.69
Other securities				43,996,404	2.77

Total Certificates of Deposit (Cost $340,996,462)				340,996,462	21.39

Commercial Paper: 28.26%

Asset-Backed Commercial Paper: 16.70%
Alpine Securitization Limited 144A(z)	0.55	8-8-2016	9,000,000	8,999,038	0.56
Alpine Securitization Limited	0.57	8-11-2016 to 8-12-2016	8,000,000	7,998,654	0.50
Anglesea Funding LLC 144A(z)	0.50	8-1-2016	10,000,000	10,000,000	0.63
Bennington Stark Capital Company LLC 144A(z)	0.50	8-2-2016	15,000,000	14,999,792	0.94
Bennington Stark Capital Company LLC 144A(z)	0.50	8-3-2016	3,000,000	2,999,917	0.19
Caisse D’amortissement de la Dette Sociale 144A(z)	0.68	9-19-2016	9,600,000	9,591,180	0.60
Chesham Finance Limited 144A(z)	0.50	8-1-2016	7,000,000	7,000,000	0.44
Concord Minutemen Capital Company 144A(z)	0.47	8-2-2016	6,000,000	5,999,922	0.38
Concord Minutemen Capital Company 144A(z)	0.47	8-4-2016	8,000,000	7,999,687	0.50
Institutional Secured Funding LLC 144A(z)	0.55	8-1-2016	20,000,000	20,000,000	1.25
Institutional Secured Funding LLC 144A(z)	0.65	8-12-2016	2,000,000	1,999,603	0.13
Lexington Parker Capital Company LLC 144A(z)	0.47	8-2-2016	6,000,000	5,999,922	0.38
Lexington Parker Capital Company LLC 144A(z)	0.47	8-1-2016	8,000,000	8,000,000	0.50
Lexington Parker Capital Company LLC 144A(z)	0.47	8-4-2016	4,000,000	3,999,843	0.25
Mountcliff Funding LLC 144A(z)	0.51	8-1-2016	9,000,000	9,000,000	0.56
Sheffield Receivable 144A(z)	0.65	8-4-2016	8,000,000	7,999,567	0.50
Starbird Funding Corporation	0.63-0.68	8-1-2016 to 9-16-2016	19,000,000	18,997,428	1.20
Versailles Commercial Paper LLC ±144A	0.63	12-8-2016	7,000,000	7,000,000	0.44
Other securities				107,610,040	6.75

				266,194,593	16.70

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financial Company Commercial Paper: 9.68%
Caisse Centrale Desjardins du Quebec 144A(z)	0.55%	8-8-2016	$8,200,000	$8,199,127	0.51%
Commonwealth Bank of Australia ±144A	0.83	8-17-2016	7,000,000	7,000,000	0.44
Dexia Credit Local (z)	0.65	9-12-2016	8,000,000	7,993,933	0.50
Macquarie Bank Limited 144A(z)	0.55	8-1-2016	7,000,000	7,000,000	0.44
Macquarie Bank Limited	0.55-0.65	8-18-2016 to 9-7-2016	14,000,000	13,994,107	0.88
Nederlandse Waterschapsbank NV 144A(z)	0.56	8-8-2016	8,000,000	7,999,129	0.50
NRW Bank 144A(z)	0.44	8-2-2016	10,000,000	9,999,878	0.63
NV Bank Nederlandse Gemeenten 144A(z)	0.63	8-31-2016	8,000,000	7,995,800	0.50
Other securities				84,153,614	5.28

				154,335,588	9.68

Other Commercial Paper: 1.88%
China Shipping Container Lines (z)	1.00	8-1-2016	14,000,000	14,000,000	0.88
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	7,000,000	6,999,763	0.44
Other securities				8,998,818	0.56

				29,998,581	1.88

Total Commercial Paper (Cost $450,528,762)				450,528,762	28.26

Municipal Obligations: 18.31%

Alabama: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				2,000,000	0.13

Arizona: 0.38%

Other Municipal Debt: 0.38%
Other securities				5,999,336	0.38

Arkansas: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				2,000,000	0.13

California: 0.56%

Variable Rate Demand Notes ø: 0.56%
Other securities				9,000,000	0.56

Colorado: 1.48%

Variable Rate Demand Notes ø: 1.48%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.48	5-1-2052	14,675,000	14,675,000	0.92
Other securities				9,000,000	0.56

				23,675,000	1.48

Connecticut: 2.49%

Variable Rate Demand Notes ø: 2.49%
Connecticut Series C (GO Revenue, Bank of America NA SPA)	0.45	5-15-2034	6,000,000	6,000,000	0.38

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55%	4-15-2046	$33,645,000	$33,645,000	2.11%

				39,645,000	2.49

District of Columbia: 1.88%

Variable Rate Demand Notes ø: 1.88%
Howard University (Education Revenue) ±	0.54	8-1-2031	28,000,000	28,000,000	1.76
Other securities				2,000,000	0.12

				30,000,000	1.88

Georgia: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				4,935,000	0.31

Idaho: 0.13%

Other Municipal Debt: 0.13%
Other securities				1,999,857	0.13

Illinois: 0.63%

Variable Rate Demand Notes ø: 0.63%
Other securities				10,000,000	0.63

Louisiana: 1.42%

Variable Rate Demand Notes ø: 1.42%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	6-1-2045	22,625,000	22,625,000	1.42

				22,625,000	1.42

Maryland: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				4,965,000	0.31

Massachusetts: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				5,000,000	0.31

Michigan: 0.25%

Variable Rate Demand Notes ø: 0.25%
Other securities				4,000,000	0.25

Minnesota: 0.07%

Variable Rate Demand Notes ø: 0.07%
Other securities				1,110,000	0.07

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Missouri: 0.34%

Variable Rate Demand Notes ø: 0.34%
Other securities				$5,500,000	0.34%

New York: 1.86%

Variable Rate Demand Notes ø: 1.86%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.83%	5-1-2048	$10,000,000	10,000,000	0.63
Other securities				19,700,000	1.23

				29,700,000	1.86

North Carolina: 0.15%

Variable Rate Demand Notes ø: 0.15%
Other securities				2,465,000	0.15

North Dakota: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				5,000,000	0.31

Ohio: 1.07%

Variable Rate Demand Notes ø: 1.07%
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.53	1-15-2050	12,000,000	12,000,000	0.75
Other securities				5,000,000	0.32

				17,000,000	1.07

Oklahoma: 0.50%

Variable Rate Demand Notes ø: 0.50%
Oklahoma Grand River Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC)	0.53	6-1-2039	8,000,000	8,000,000	0.50

				8,000,000	0.50

Oregon: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				5,000,000	0.31

Other: 0.48%

Variable Rate Demand Notes ø: 0.48%
Other securities				7,675,000	0.48

Pennsylvania: 0.13%

Other Municipal Debt: 0.13%
Other securities				2,000,000	0.13

South Carolina: 0.06%

Other Municipal Debt: 0.06%
Other securities				1,000,000	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas: 1.50%

Variable Rate Demand Notes ø: 1.50%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue)	0.55%	10-1-2036	$15,000,000	$15,000,000	0.94%
Other securities				9,000,000	0.56

				24,000,000	1.50

Utah: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				2,000,000	0.13

Washington: 0.13%

Other Municipal Debt: 0.13%
Other securities				2,000,000	0.13

Wisconsin: 0.86%

Variable Rate Demand Notes ø: 0.86%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC)	0.43	1-1-2042	13,680,000	13,680,000	0.86

				13,680,000	0.86

Total Municipal Obligations (Cost $291,974,193)				291,974,193	18.31

Other: 0.31%
Other securities				5,000,000	0.31

Other Instruments: 4.64%
DBS Bank Limited Pooled Bank Deposit Product §	0.50	1-1-2050	60,000,000	60,000,000	3.76
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.45	1-1-2050	10,000,000	10,000,000	0.63
Other securities				4,000,000	0.25

Total Other Instruments (Cost $74,000,000)				74,000,000	4.64

Other Notes: 3.21%

Corporate Bonds and Notes: 3.21%
United Overseas Bank Limited §	0.49	1-1-2050	40,000,000	40,000,000	2.51
Other securities				11,090,000	0.70

Total Other Notes (Cost $51,090,000)				51,090,000	3.21

Repurchase Agreements ^^: 23.81%
Bank of America Corporation, dated 7-29-2016, maturity value $73,002,129 (1)	0.35	8-1-2016	73,000,000	73,000,000	4.58
Bank of Nova Scotia, dated 7-29-2016, maturity value $36,675,336 (2)	0.34	8-1-2016	36,674,297	36,674,297	2.30
Deutsche Bank Securities, dated 7-29-2016, maturity value $23,000,748 (3)	0.39	8-1-2016	23,000,000	23,000,000	1.44
Goldman Sachs & Company, dated 7-1-2016, maturity value $10,006,667 (4)§(i)¢±	0.40	8-30-2016	10,000,000	10,000,000	0.63

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Repurchase Agreements ^^ (continued)
GX Clarke & Company, dated 7-29-2016, maturity value $42,001,400 (5)	0.40%	8-1-2016	$42,000,000	$42,000,000	2.63%
JPMorgan Securities, dated 7-1-2016, maturity value $10,010,325 (6)§(i)¢±	0.59	9-2-2016	10,000,000	10,000,000	0.63
JPMorgan Securities, dated 7-1-2016, maturity value $5,001,636 (7)§¢±	0.38	8-1-2016	5,000,000	5,000,000	0.31
Normura, dated 7-29-2016 maturity value $180,006,450 (8)	0.43	8-1-2016	180,000,000	180,000,000	11.29

Total Repurchase Agreements (Cost $379,674,297)				379,674,297	23.81

Total investments in securities (Cost $1,603,263,486) *				1,603,263,486	100.56
Other assets and liabilities, net				(8,876,938)	(0.56)

Total net assets				$1,594,386,548	100.00%

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $75,190,000.

(2)	U.S. government securities, 1.79% to 7.00%, 1-1-2020 to 7-1-2046, fair value including accrued interest is $37,774,526.

(3)	U.S. government securities, 0.75% to 4.75%, 11-30-2016 to 8-15-2040, fair value including accrued interest is $23,460,001.

(4)	U.S. government securities, 0.00% to 4.30%, 8-1-2016 to 8-1-2046, fair value including accrued interest is $10,230,535.

(5)	U.S. government securities, 1.50% to 9.50%, 11-15-2016 to 5-20-2046, fair value including accrued interest is $43,260,005.

(6)	U.S. government securities, 0.00%, 8-2-2016 to 3-7-2017, fair value is $10,200,000.

(7)	U.S. government securities, 2.39% to 9.00%, 12-1-2020 to 2-1-2048, fair value including accrued interest is $5,150,093.

(8)	U.S. government securities, 0.13% to 3.88%, 11-30-2016 to 4-15-2029, fair value including accrued interest is $183,600,035.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	13

Assets
Investments
In unaffiliated securities, at amortized cost	$1,223,589,189
In repurchase agreements, at amortized cost	379,674,297

Total investments, at amortized cost	1,603,263,486
Receivable for Fund shares sold	446,840
Receivable for interest	336,833
Receivable from manager	94,136
Prepaid expenses and other assets	260,772

Total assets	1,604,402,067

Liabilities
Dividends payable	75,210
Payable for investments purchased	7,000,260
Payable for Fund shares redeemed	1,414,362
Due to custodian bank	300
Distribution fees payable	131,325
Administration fees payable	344,445
Accrued expenses and other liabilities	1,049,617

Total liabilities	10,015,519

Total net assets	$1,594,386,548

NET ASSETS CONSIST OF
Paid-in capital	$1,598,634,216
Overdistributed net investment income	(367,600)
Accumulated net realized losses on investments	(3,880,068)

Total net assets	$1,594,386,548

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,163,066,922
Shares outstanding – Class A1	1,162,864,424
Net asset value per share – Class A	$1.00
Net assets – Class B	$472,306
Shares outstanding – Class B1	472,224
Net asset value per share – Class B	$1.00
Net assets – Class C	$13,288,250
Shares outstanding – Class C1	13,285,935
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$311,186,381
Shares outstanding – Daily Class[1]	311,130,157
Net asset value per share – Daily Class	$1.00
Net assets – Premier Class	$100,126
Shares outstanding – Premier Class[1]	100,108
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$106,272,563
Shares outstanding – Service Class[1]	106,251,803
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Money Market Fund	Statement of operations—six months ended July 31, 2016 (unaudited)

Investment income
Interest	$6,374,314

Expenses
Management fee	4,036,645
Administration fees
Class A	1,321,455
Class B	897
Class C	16,077
Daily Class	1,059,369
Premier Class	27	[1]
Service Class	136,623
Shareholder servicing fees
Class A	1,501,653
Class B	691
Class C	18,270
Daily Class	1,203,828
Service Class	280,466
Distribution fees
Class B	3,057
Class C	54,809
Daily Class	1,203,828
Custody and accounting fees	81,868
Professional fees	25,371
Registration fees	65,368
Shareholder report expenses	950
Trustees’ fees and expenses	4,762
Other fees and expenses	22,142

Total expenses	11,038,156
Less: Fee waivers and/or expense reimbursements	(4,807,716)

Net expenses	6,230,440

Net investment income	143,874

Net realized gains on investments	1,895

Net increase in net assets resulting from operations	$145,769

[1]	For the period from March 31, 2016 (commencement of class operations) to July 31, 2016

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Money Market Fund	15

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$143,874		$275,512
Net realized gains on investments		1,895		2,832

Net increase in net assets resulting from operations		145,769		278,344

Distributions to shareholders from
Net investment income
Class A		(60,223)		(91,868)
Class B		(41)		(238)
Class C		(733)		(1,307)
Daily Class		(48,280)		(117,623)
Investor Class		N/A		(34,975)[1]
Premier Class		(108)[2]		N/A
Service Class		(34,489)		(29,501)

Total distributions to shareholders		(143,874)		(275,512)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	566,530,639	566,530,639	1,708,967,716	1,708,967,716
Class B	12,747	12,747	144,381	144,381
Class C	2,918,250	2,918,250	14,112,416	14,112,416
Daily Class	2,090,192,376	2,090,192,376	5,653,474,910	5,653,474,910
Investor Class	N/A	N/A	108,715,542 [1]	108,715,542 [1]
Premier Class	100,000 [2]	100,000 [2]	N/A	N/A
Service Class	287,621,016	287,621,016	889,527,561	889,527,561

		2,947,375,028		8,374,942,527

Reinvestment of distributions
Class A	54,739	54,739	85,462	85,462
Class B	39	39	230	230
Class C	677	677	1,226	1,226
Daily Class	28,154	28,154	63,821	63,821
Investor Class	N/A	N/A	26,023 [1]	26,023 [1]
Premier Class	108 [2]	108 [2]	N/A	N/A
Service Class	14,363	14,363	11,056	11,056

		98,080		187,818

Payment for shares redeemed
Class A	(609,356,643)	(609,356,643)	(1,379,870,500)	(1,379,870,500)
Class B	(821,131)	(821,131)	(3,140,844)	(3,140,844)
Class C	(6,249,300)	(6,249,300)	(11,124,036)	(11,124,036)
Daily Class	(3,030,947,270)	(3,030,947,270)	(5,670,757,057)	(5,670,757,057)
Investor Class	N/A	N/A	(604,566,492)[1]	(604,566,492)[1]
Service Class	(455,602,922)	(455,602,922)	(896,450,778)	(896,450,778)

		(4,102,977,266)		(8,565,909,707)

Net decrease in net assets resulting from capital share transactions		(1,155,504,158)		(190,779,363)

Total decrease in net assets		(1,155,502,263)		(190,776,531)

Net assets
Beginning of period		2,749,888,811		2,940,665,342

End of period		$1,594,386,548		$2,749,888,811

Overdistributed net investment income		$(367,600)		$(367,600)

[1]	For the period from February 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 31, 2016 (commencement of class operations) to July 31, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.83%	0.82%	0.80%	0.80%
Net expenses	0.52%	0.29%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,163,067	$1,205,785	$876,562	$1,468,645	$2,040,718	$3,110,020

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.45%	1.47%	1.47%	1.55%	1.55%
Net expenses	0.52%	0.26%	0.19%	0.22%	0.24%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$472	$1,281	$4,277	$7,966	$14,362	$400,677

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.58%	1.57%	1.55%	1.51%
Net expenses	0.52%	0.29%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,288	$16,617	$13,628	$16,270	$14,491	$18,910

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
DAILY CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.07%	1.08%	1.07%	1.05%	1.06%
Net expenses	0.52%	0.28%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$311,186	$1,251,960	$1,269,176	$1,428,618	$1,270,171	$1,564,827

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout the period)

PREMIER CLASS	Period ended July 31, 2016[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.00 [2]
Net realized gains on investments	0.00 [2]

Total from investment operations	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]
Net asset value, end of period	$1.00
Total return[3]	0.11%
Ratios to average net assets (annualized)
Gross expenses	0.43%
Net expenses	0.20%
Net investment income	0.22%
Supplemental data
Net assets, end of period (000s omitted)	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to July 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.73%	0.72%	0.70%	0.71%
Net expenses	0.50%	0.28%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$106,273	$274,245	$281,157	$334,659	$398,160	$472,761

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Money Market Fund	23

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,881,963 with $3,473,677 expiring in 2017 and $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

24	Wells Fargo Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 1.40% for Class B shares, 1.40% for Class C shares, 1.00% for Daily Class shares, 0.20% for Premier Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Daily Class shares.

In addition, Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Daily Class, and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Money Market Fund	25

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV).

26	Wells Fargo Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with the WellsCap and Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by

30	Wells Fargo Money Market Fund	Other information (unaudited)

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or equal to the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Money Market Fund	31

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

32	Wells Fargo Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245335 09-16 SA306/SAR306 07-16

Semi-Annual Report

July 31, 2016

Retail Money Market Funds

■	Wells Fargo Municipal Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Municipal Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.02	0.03	0.62	0.87	0.64
Premier Class (WMTXX)*	7-9-2010	0.11	0.05	0.74	0.48	0.20
Service Class (WMSXX)	11-2-1988	0.02	0.03	0.71	0.77	0.45
Sweep Class**	6-30-2000	0.02	0.03	0.55	1.22	1.00

Yield summary (%) as of July 31, 20163

	Class A	Premier Class*	Service Class	Sweep Class**
7-day current yield	0.01	0.31	0.06	0.01
7-day compound yield	0.01	0.31	0.06	0.01
30-day simple yield	0.01	0.29	0.04	0.01
30-day compound yield	0.01	0.29	0.04	0.01
*	Effective April 1, 2016, Institutional Class was renamed Premier Class.
**	Effective August 26, 2016, Sweep Class shares were liquidated and are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Money Market Fund	5

Revenue source distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
6 days

Weighted average life as of July 31, 2016[6]
6 days

Effective maturity distribution as of July 31, 2016[4]

[1]	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.39)%, 0.01%, (0.29)%, and (0.73)% for Class A, Premier Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$1.87	0.37%
Premier Class[2]
Actual	$1,000.00	$1,000.97	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%
Service Class
Actual	$1,000.00	$1,000.10	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.72	0.34%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.80	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$1.82	0.36%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

[2]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 84.57%

Alabama: 1.18%

Variable Rate Demand Note ø: 1.18%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.62%	8-1-2041	$2,600,000	$2,600,000

Arizona: 0.57%

Variable Rate Demand Note ø: 0.57%
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.50	8-1-2027	1,250,000	1,250,000

California: 1.51%

Other Municipal Debt: 0.32%
California GO Series A2 (GO Revenue)	0.43	8-3-2016	700,000	700,000

Variable Rate Demand Notes ø: 1.19%
California HFFA Tender Option Bond Trust Receipts/Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.47	8-15-2031	625,000	625,000
Southern California Public Power Authority Magnolia Power Project Series 1A (Utilities Revenue, U.S. Bank NA LOC)	0.43	7-1-2036	2,000,000	2,000,000

				2,625,000

Colorado: 3.77%

Variable Rate Demand Notes ø: 3.77%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.58	10-1-2037	2,000,000	2,000,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.74	9-1-2023	2,690,000	2,690,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.48	12-1-2031	1,430,000	1,430,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.52	11-15-2025	1,000,000	1,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.80	11-1-2020	1,205,000	1,205,000

				8,325,000

Florida: 5.61%

Other Municipal Debt: 2.08%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.43	8-15-2016	1,000,000	1,000,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.45	8-4-2016	2,700,000	2,700,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.44	8-3-2016	900,000	900,000

				4,600,000

Variable Rate Demand Notes ø: 3.53%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.64	10-1-2030	3,000,000	3,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XM0300 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.47	1-1-2020	2,800,000	2,800,000
Hillsborough County FL Aviation Authority Tender Option Bond Trust Receipts/Certificates Series 2016 ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) 144A	0.54	10-1-2032	2,000,000	2,000,000

				7,800,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Municipal Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 1.16%

Variable Rate Demand Notes ø: 1.16%
Gwinnett County GA Housing Lehman Municipal Trust Receipts/Certificates Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.74%	3-1-2037	$1,460,000	$1,460,000
Main Street Natural Gas Incorporated Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.54	8-1-2040	1,095,000	1,095,000

				2,555,000

Illinois: 1.31%

Variable Rate Demand Notes ø: 1.31%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.54	7-1-2033	1,890,000	1,890,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	0.64	2-1-2030	1,000,000	1,000,000

				2,890,000

Indiana: 0.74%

Variable Rate Demand Note ø: 0.74%
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.56	10-1-2023	1,630,000	1,630,000

Iowa: 2.74%

Variable Rate Demand Notes ø: 2.74%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	1-1-2019	4,300,000	4,300,000
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.50	11-1-2016	340,000	340,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.61	6-1-2028	1,400,000	1,400,000

				6,040,000

Kansas: 0.88%

Variable Rate Demand Note ø: 0.88%
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.54	8-1-2027	1,950,000	1,950,000

Kentucky: 0.75%

Variable Rate Demand Note ø: 0.75%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.56	9-1-2022	1,650,000	1,650,000

Louisiana: 2.26%

Variable Rate Demand Notes ø: 2.26%
Louisiana BAN Series 2016-A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	8-15-2016	1,000,000	1,000,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.59	12-1-2036	4,000,000	4,000,000

				5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 0.91%

Variable Rate Demand Notes ø: 0.91%
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39%	9-1-2017	$1,000,000	$1,000,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	6-1-2018	1,000,000	1,000,000

				2,000,000

Michigan: 5.63%

Variable Rate Demand Notes ø: 5.63%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	5,500,000	5,500,000
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.37	6-1-2034	485,000	485,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.59	4-1-2042	1,510,000	1,510,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.66	12-1-2038	4,940,000	4,940,000

				12,435,000

Minnesota: 6.81%

Variable Rate Demand Notes ø: 6.81%
Bloomington MN Refunding Bond MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.55	7-15-2032	4,990,000	4,990,000
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.55	6-15-2038	2,655,000	2,655,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.55	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.67	2-1-2027	1,205,000	1,205,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.55	6-1-2032	2,140,000	2,140,000

				15,035,000

Mississippi: 3.44%

Variable Rate Demand Notes ø: 3.44%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.35	12-1-2030	5,200,000	5,200,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	11-1-2018	2,400,000	2,400,000

				7,600,000

Missouri: 0.68%

Variable Rate Demand Note ø: 0.68%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.64	4-1-2026	1,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 2.22%

Variable Rate Demand Notes ø: 2.22%
Lincoln NE Electric System Series 2900 (Utilities Revenue, Credit Suisse LIQ)	0.53%	9-1-2037	$597,307	$597,307
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.44	9-1-2031	4,310,000	4,310,000

				4,907,307

Nevada: 0.73%

Variable Rate Demand Notes ø: 0.73%
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.61	10-1-2026	1,400,000	1,400,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.45	6-1-2042	200,000	200,000

				1,600,000

New York: 2.58%

Variable Rate Demand Notes ø: 2.58%
New York NY Fiscal Series 1994-H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.40	8-1-2021	1,500,000	1,500,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.38	3-1-2034	2,400,000	2,400,000
New York NY Transitional Finance Authority Recovery Bonds Fiscal 2003 Series 3 Sub Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.38	11-1-2022	1,800,000	1,800,000

				5,700,000

North Carolina: 4.82%

Variable Rate Demand Notes ø: 4.82%
North Carolina Education Care Community HCFR (Health Revenue, Branch Banking & Trust SPA)	0.48	10-1-2028	4,000,000	4,000,000
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.44	7-1-2032	2,005,000	2,005,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.44	7-1-2032	2,600,000	2,600,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.47	10-1-2055	300,000	300,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.50	12-1-2026	1,750,000	1,750,000

				10,655,000

Ohio: 1.81%

Variable Rate Demand Note ø: 1.81%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.51	3-1-2032	4,000,000	4,000,000

Oklahoma: 1.05%

Variable Rate Demand Notes ø: 1.05%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.66	3-1-2018	325,000	325,000
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.37	1-1-2028	2,000,000	2,000,000

				2,325,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 2.76%

Variable Rate Demand Note ø: 2.76%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.41%	6-15-2027	$6,100,000	$6,100,000

Other: 8.12%

Variable Rate Demand Notes ø: 8.12%
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.56	9-1-2039	1,085,000	1,085,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	1-1-2018	5,000,000	5,000,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	2-15-2028	2,827,000	2,827,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.49	5-1-2017	2,527,000	2,527,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.49	6-15-2036	4,605,000	4,605,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.47	12-15-2045	1,100,000	1,100,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.47	12-15-2046	800,000	800,000

				17,944,000

Pennsylvania: 0.36%

Variable Rate Demand Note ø: 0.36%
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.56	8-1-2022	800,000	800,000

South Carolina: 3.35%

Other Municipal Debt: 3.35%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.54	8-1-2016	2,600,000	2,600,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.54	8-1-2016	2,600,000	2,600,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.54	8-1-2016	2,200,000	2,200,000

				7,400,000

Texas: 10.01%

Other Municipal Debt: 0.09%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	200,000	200,283

Variable Rate Demand Notes ø: 9.92%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.52	6-30-2020	1,400,000	1,400,000
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.53	5-1-2036	500,000	500,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust Series 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.47	10-1-2018	2,500,000	2,500,000
Gulf Coast Texas Waste Disposal Authority PCR Exxon Project Series 1989 (Industrial Development Revenue)	0.34	10-1-2024	4,250,000	4,250,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.39	6-1-2019	900,000	900,000
Lower Neches Valley Authority Texas Industrial Development Corporation Exempt Facilities Revenue Mobil Oil Refining Corporation Project (Industrial Development Revenue)	0.35	4-1-2029	1,500,000	1,500,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.55	4-1-2028	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Tarrant County TX Cultural Educational Facilities Finance Corporation Methodist Hospitals of Dallas Series A (Health Revenue, TD Bank NA LOC)	0.39%	10-1-2041	$1,075,000	$1,075,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.74	12-15-2026	5,786,548	5,786,548

				21,911,548

Utah: 0.77%

Variable Rate Demand Notes ø: 0.77%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.55	10-1-2021	400,000	400,000
Weber County UT Hospital IHC Health Services Series 2000C (Health Revenue, Bank of New York Mellon SPA)	0.38	2-15-2035	1,300,000	1,300,000

				1,700,000

Virginia: 2.35%

Variable Rate Demand Note ø: 2.35%
Norfolk VA EDA Sentara Healthcare Series A (Health Revenue)	0.43	11-1-2034	5,200,000	5,200,000

Washington: 1.90%

Variable Rate Demand Notes ø: 1.90%
Squaxin Island Tribe Washington Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.54	5-1-2028	830,000	830,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.53	8-1-2026	1,785,000	1,785,000

				4,205,000

Wisconsin: 1.79%

Variable Rate Demand Notes ø: 1.79%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.64	11-1-2020	1,085,000	1,085,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.71	12-1-2021	995,000	995,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.79	11-1-2020	920,000	920,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.79	12-1-2022	950,000	950,000

				3,950,000

Total Municipal Obligations (Cost $186,783,138)				186,783,138

Other: 8.96%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.55	8-1-2040	1,800,000	1,800,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 2 (JPMorgan Chase & Company LIQ) 144A±§	0.57	3-1-2040	5,000,000	5,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§	0.55	8-3-2043	3,500,000	3,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.53%	2-25-2045	$3,500,000	$3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.53	3-4-2045	6,000,000	6,000,000

Total Other (Cost $19,800,000)				19,800,000

Repurchase Agreements: 3.62%
Societe Generale, dated 7-29-2016, maturity value $8,000,220 ^^	0.33	8-1-2016	8,000,000	8,000,000

Total Repurchase Agreements (Cost $8,000,000)				8,000,000

Total investments in securities (Cost $214,583,138) *	97.15%	214,583,138
Other assets and liabilities, net	2.85	6,293,385

Total net assets	100.00%	$220,876,523

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 0.00% to 8.13%, 7-31-2016 to 8-15-2045, fair value including accrued interest is $8,160,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Money Market Fund	Statement of assets and liabilities—July 31, 2016 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$214,583,138
Cash	77,775
Receivable for investments sold	6,507,842
Receivable for Fund shares sold	179,004
Receivable for interest	140,726
Receivable from manager	6,877
Prepaid expenses and other assets	86,270

Total assets	221,581,632

Liabilities
Dividends payable	8,666
Payable for Fund shares redeemed	440,548
Distribution fee payable	248
Administration fees payable	35,525
Trustees’ fees and expenses payable	73,897
Shareholder servicing fees payable	50,092
Accrued expenses and other liabilities	96,133

Total liabilities	705,109

Total net assets	$220,876,523

NET ASSETS CONSIST OF
Paid-in capital	$220,917,231
Overdistributed net investment income	(83,075)
Accumulated net realized gains on investments	42,367

Total net assets	$220,876,523

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$134,727,913
Shares outstanding – Class A1	134,788,726
Net asset value per share – Class A	$1.00
Net assets – Premier Class	$102,617
Shares outstanding – Premier Class[1]	102,663
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$85,212,484
Shares outstanding – Service Class[1]	85,250,874
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$833,509
Shares outstanding – Sweep Class[1]	833,885
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2016 (unaudited)	Wells Fargo Municipal Money Market Fund	15

Investment income
Interest	$509,641

Expenses
Management fee	483,902
Administration fees
Class A	150,386
Premier Class[1]	3,727
Service Class	77,796
Sweep Class	907
Shareholder servicing fees
Class A	170,893
Service Class	161,790
Sweep Class	1,031
Distribution fee
Sweep Class	1,443
Custody and accounting fees	12,402
Professional fees	25,975
Registration fees	33,876
Shareholder report expenses	13,111
Trustees’ fees and expenses	12,045
Other fees and expenses	5,267

Total expenses	1,154,551
Less: Fee waivers and/or expense reimbursements	(669,929)

Net expenses	484,622

Net investment income	25,019

Net realized gains on investments	8,892

Net increase in net assets resulting from operations	$33,911

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$25,019		$31,785
Net realized gains on investments		8,892		50,376

Net increase in net assets resulting from operations		33,911		82,161

Distributions to shareholders from
Net investment income
Class A		(6,857)		(4,586)
Investor Class		N/A		(9,498)[1]
Premier Class[2]		(5,989)		(1,986)
Service Class		(12,131)		(15,216)
Sweep Class		(42)		(499)
Net realized gains
Class A		0		(13,147)
Premier Class[2]		0		(3,520)
Service Class		0		(14,134)
Sweep Class		0		(86)

Total distributions to shareholders		(25,019)		(62,672)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	26,682,112	26,682,112	149,351,709	149,351,709
Investor Class	N/A	N/A	28,693,249 [1]	28,693,249 [1]
Premier Class[2]	10,106,466	10,106,466	40,602,180	40,602,180
Service Class	118,242,671	118,242,671	99,758,452	99,758,452
Sweep Class	260,537	260,537	520,450	520,450

		155,291,786		318,926,040

Reinvestment of distributions
Class A	6,352	6,352	16,932	16,932
Investor Class	N/A	N/A	8,197 [1]	8,197 [1]
Premier Class[2]	5,507	5,507	5,506	5,506
Service Class	2,231	2,231	4,539	4,539
Sweep Class	42	42	585	585

		14,132		35,759

Payment for shares redeemed
Class A	(28,793,216)	(28,793,216)	(22,448,938)	(22,448,938)
Investor Class	N/A	N/A	(161,581,345)[1]	(161,581,345)[1]
Premier Class[2]	(29,705,936)	(29,705,936)	(48,568,433)	(48,568,433)
Service Class	(185,882,731)	(185,882,731)	(87,115,922)	(87,115,922)
Sweep Class	(307,250)	(307,250)	(9,911,141)	(9,911,141)

		(244,689,133)		(329,625,779)

Net decrease in net assets resulting from capital share transactions		(89,383,215)		(10,663,980)

Total decrease in net assets		(89,374,323)		(10,644,491)

Net assets
Beginning of period		310,250,846		320,895,337

End of period		$220,876,523		$310,250,846

Overdistributed net investment income		$(83,075)		$(83,075)

[1]	For the period from February 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

[2]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.84%	0.84%	0.83%	0.83%	0.82%
Net expenses	0.37%	0.11%	0.12%	0.18%	0.21%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$134,728	$136,845	$9,970	$14,410	$158,400	$102,082

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
PREMIER CLASS[1]		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2,3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.10%	0.02%	0.03%	0.04%	0.07%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.48%	0.45%	0.44%	0.44%	0.44%
Net expenses	0.17%	0.11%	0.11%	0.14%	0.19%	0.19%
Net investment income	0.13%	0.01%	0.01%	0.01%	0.04%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$103	$19,683	$27,644	$19,814	$19,709	$17,896

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.77%	0.74%	0.73%	0.73%	0.72%
Net expenses	0.34%	0.11%	0.12%	0.15%	0.22%	0.21%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$85,212	$152,842	$140,189	$149,950	$148,896	$119,313

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SWEEP CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1,2]	0.00 [1,2]	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.23%	1.19%	1.18%	1.18%	1.18%
Net expenses	0.36%	0.11%	0.12%	0.15%	0.23%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$834	$881	$10,267	$283,293	$444,380	$920,116

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Municipal Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

22	Wells Fargo Municipal Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Municipal Money Market Fund	23

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Premier Class[1]	0.08
Service Class	0.12
[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.64% for Class A shares, 0.20% for Premier Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fees is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Municipal Money Market Fund	Notes to financial statements (unaudited)

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV).

7. REORGANIZATION

At a regular meeting of the Board of Trustees held on August 9-10, 2016, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo National Tax-Free Money Market Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo National Tax-Free Money Market Fund.

A Special Meeting of Shareholders of the Fund will be held on December 8, 2016 to consider and vote on the Plan. In October 2016, materials for this meeting will be mailed to shareholders of record on September 30, 2016. The merger is scheduled to take place on or about January 20, 2017.

Other information (unaudited)	Wells Fargo Municipal Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Municipal Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

28	Wells Fargo Municipal Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”) and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the

Other information (unaudited)	Wells Fargo Municipal Money Market Fund	29

performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio management change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for all share classes except service class. The Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

30	Wells Fargo Municipal Money Market Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Municipal Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245337 09-16 SA308/SAR308 07-16

Semi-Annual Report

July 31, 2016

Retail Money Market Funds

■	Wells Fargo National Tax-Free Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/national-tax-free-money-market-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo National Tax-free Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo National Tax-Free Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
		1 year	5 year	10 year	Gross	Net[3]
Class A (NWMXX)	7-28-2003	0.02	0.02	0.61	0.63	0.63
Administrator Class (WNTXX)	4-8-2005	0.06	0.03	0.72	0.36	0.30
Premier Class (WFNXX)*	11-8-1999	0.10	0.04	0.77	0.24	0.20
Service Class (MMIXX)	8-3-1993	0.02	0.02	0.66	0.53	0.45
Sweep Class**	6-30-2010	0.02	0.02	0.61	0.98	0.98

Yield summary (%) as of July 31, 20163

	Class A	Administrator Class	Premier Class*	Service Class	Sweep Class**
7-day current yield	0.01	0.16	0.26	0.01	0.01
7-day compound yield	0.01	0.16	0.26	0.01	0.01
30-day simple yield	0.01	0.14	0.24	0.01	0.01
30-day compound yield	0.01	0.14	0.24	0.01	0.01
*	Effective April 1, 2016, Institutional Class was renamed Premier Class.
**	Effective August 30, 2016, Sweep Class shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo National Tax-Free Money Market Fund	5

Revenue source distribution as of July 31, 2016[4]

Effective maturity distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
6 days

Weighted average life as of July 31, 2016[6]
6 days

[1]	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.18)%, 0.09%, 0.21%, (0.08)%, and (0.52)% for Class A, Administrator Class, Premier Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo National Tax-Free Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.72	0.34%
Administrator Class
Actual	$1,000.00	$1,000.51	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%
Premier Class[2]
Actual	$1,000.00	$1,000.86	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%
Service Class
Actual	$1,000.00	$1,000.06	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.51	0.30%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.72	0.34%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

[2]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 92.02%

Alabama: 1.39%

Variable Rate Demand Notes ø: 1.39%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	0.43%	6-1-2028	$15,500,000	$15,500,000	0.73%
Other securities				13,900,000	0.66

				29,400,000	1.39

Arizona: 1.40%

Variable Rate Demand Notes ø: 1.40%
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	7-1-2024	19,455,000	19,455,000	0.92
Other securities				10,135,000	0.48

				29,590,000	1.40

California: 4.17%

Other Municipal Debt: 0.30%
Other securities				6,400,000	0.30

Variable Rate Demand Notes ø: 3.87%
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.47	7-1-2024	22,655,000	22,655,000	1.07
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.47	12-1-2017	20,000,000	20,000,000	0.94
Other securities				39,378,845	1.86

				82,033,845	3.87

Colorado: 1.22%

Variable Rate Demand Notes ø: 1.22%
Other securities				25,875,000	1.22

District of Columbia: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				3,600,000	0.17

Florida: 4.90%

Other Municipal Debt: 1.92%
JEA Florida Electric System Series 2000-A & 2008 -C-3 (Utilities Revenue)	0.43-0.44	8-3-2016 to 8-15-2016	16,765,000	16,765,000	0.79
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.45	8-4-2016	24,000,000	24,000,000	1.13

				40,765,000	1.92

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø: 2.98%
Miami Dade County FL Special Obligation Juvenile Courthouse Series B (Miscellaneous Revenue, TD Bank NA LOC, Ambac Insured)	0.42%	4-1-2043	$25,000,000	$25,000,000	1.18%
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2012B (Education Revenue, TD Bank NA LOC)	0.43	6-1-2038	15,100,000	15,100,000	0.71
Other securities				23,135,000	1.09

				63,235,000	2.98

Georgia: 1.85%

Variable Rate Demand Notes ø: 1.85%
Other securities				39,295,000	1.85

Illinois: 1.40%

Variable Rate Demand Notes ø: 1.40%
Other securities				29,650,000	1.40

Indiana: 1.43%

Variable Rate Demand Notes ø: 1.43%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.48	7-1-2023	22,515,000	22,515,000	1.06
Other securities				7,900,000	0.37

				30,415,000	1.43

Iowa: 4.38%

Variable Rate Demand Notes ø: 4.38%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	1-1-2019	32,600,000	32,600,000	1.53
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.46	6-1-2039	58,100,000	58,100,000	2.74
Other securities				2,280,000	0.11

				92,980,000	4.38

Kansas: 0.42%

Variable Rate Demand Notes ø: 0.42%
Other securities				9,000,000	0.42

Kentucky: 0.34%

Variable Rate Demand Notes ø: 0.34%
Other securities				7,190,000	0.34

Louisiana: 2.37%

Variable Rate Demand Notes ø: 2.37%
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.38	10-1-2033	29,300,000	29,300,000	1.38
Other securities				20,910,000	0.99

				50,210,000	2.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Maryland: 3.08%

Variable Rate Demand Notes ø: 3.08%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.62%	3-1-2030	$22,925,000	$22,925,000	1.08%
Montgomery County MD Housing Opportunity Commission Series 2011 A (Housing Revenue, TD Bank NA LOC, GNMA/FNMA/FHLMC Insured)	0.43	1-1-2049	27,170,000	27,170,000	1.28
Other securities				15,200,000	0.72

				65,295,000	3.08

Massachusetts: 1.98%

Variable Rate Demand Notes ø: 1.98%
Massachusetts Development Finance Agency Revenue Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC)	0.38	7-1-2048	13,900,000	13,900,000	0.66
Other securities				28,000,000	1.32

				41,900,000	1.98

Michigan: 1.38%

Variable Rate Demand Notes ø: 1.38%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	15,105,000	15,105,000	0.71
Other securities				14,235,000	0.67

				29,340,000	1.38

Minnesota: 2.79%

Variable Rate Demand Notes ø: 2.79%
Other securities				59,135,000	2.79

Mississippi: 3.75%

Variable Rate Demand Notes ø: 3.75%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.35	12-1-2030	29,700,000	29,700,000	1.40
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F (Industrial Development Revenue)	0.40	12-1-2030	12,400,000	12,400,000	0.59
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.40	11-1-2035	14,650,000	14,650,000	0.69
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	11-1-2018	22,760,000	22,760,000	1.07

				79,510,000	3.75

Missouri: 0.14%

Variable Rate Demand Notes ø: 0.14%
Other securities				3,000,000	0.14

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Nebraska: 0.77%

Variable Rate Demand Notes ø: 0.77%
Lincoln NE Electric System Series 2900 (Utilities Revenue, Credit Suisse LIQ)	0.53%	9-1-2037	$16,348,281	$16,348,281	0.77%

				16,348,281	0.77

Nevada: 0.46%

Variable Rate Demand Notes ø: 0.46%
Other securities				9,800,000	0.46

New Hampshire: 0.80%

Variable Rate Demand Notes ø: 0.80%
Other securities				17,050,000	0.80

New Jersey: 0.43%

Variable Rate Demand Notes ø: 0.43%
Other securities				9,120,000	0.43

New York: 11.21%

Variable Rate Demand Notes ø: 11.21%
New York City GO Fiscal Sub Series 2012D-3B (GO Revenue, Royal Bank of Canada LOC)	0.38	10-1-2039	32,300,000	32,300,000	1.52
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	11-15-2026	25,000,000	25,000,000	1.18
New York City NY Transitional Finance Authority (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.39-0.43	11-1-2029 to 2-1-2045	32,450,000	32,450,000	1.54
New York NY Various Fiscal Series (GO Revenue, TD Bank NA LOC)	0.38-0.39	3-1-2034 to 8-1-2040	18,140,000	18,140,000	0.85
New York NY Fiscal Series 2014I-2 (GO Revenue, JPMorgan Chase & Company LIQ)	0.39	3-1-2040	19,000,000	19,000,000	0.89
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.35	6-15-2044	13,900,000	13,900,000	0.65
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.39	6-15-2048	33,500,000	33,500,000	1.58
New York NY Sub Series L-3 (GO Revenue, Bank of America NA SPA)	0.35	4-1-2036	13,000,000	13,000,000	0.61
Other securities				50,600,000	2.39

				237,890,000	11.21

North Carolina: 2.99%

Variable Rate Demand Notes ø: 2.99%
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA)	0.48	10-1-2028	33,650,000	33,650,000	1.59

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.45%	12-1-2033	$4,200,000	$4,200,000	0.20%
Other securities				25,645,500	1.20

				63,495,500	2.99

Ohio: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				3,600,000	0.17

Oklahoma: 1.27%

Variable Rate Demand Notes ø: 1.27%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.37	1-1-2028	22,000,000	22,000,000	1.04
Other securities				5,000,000	0.23

				27,000,000	1.27

Other: 2.94%

Variable Rate Demand Notes ø: 2.94%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	2-15-2028	31,870,000	31,870,000	1.50
FHLMC MFHR Series M031 & M033 (Housing Revenue, FHLMC LIQ)	0.47	12-15-2045 to 12-15-2046	14,855,000	14,855,000	0.70
FHLMC MFHR Series M027 Class A (Housing Revenue, FHLMC LIQ)	0.47	10-15-2029	15,685,000	15,685,000	0.74

				62,410,000	2.94

Pennsylvania: 2.02%

Variable Rate Demand Notes ø: 2.02%
Philadelphia PA School District Series 2016C (GO Revenue, PNC Bank NA LOC)	0.44	9-1-2030	15,000,000	15,000,000	0.71
Other securities				27,750,000	1.31

				42,750,000	2.02

Rhode Island: 0.47%

Variable Rate Demand Notes ø: 0.47%
Other securities				10,000,000	0.47

South Carolina: 3.60%

Other Municipal Debt: 3.01%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.54	8-1-2016	22,500,000	22,500,000	1.06
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.54	8-1-2016	22,500,000	22,500,000	1.06
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.54	8-1-2016	18,900,000	18,900,000	0.89

				63,900,000	3.01

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø: 0.59%
Other securities				$12,515,000	0.59%

South Dakota: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				6,495,000	0.31

Tennessee: 3.71%

Variable Rate Demand Notes ø: 3.71%
Montgomery County TN Public Building Authority Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.40%	7-1-2038	$26,800,000	26,800,000	1.26
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.45	6-1-2029	37,600,000	37,600,000	1.77
Other securities				14,355,000	0.68

				78,755,000	3.71

Texas: 12.15%

Other Municipal Debt: 0.10%
Other securities				2,102,972	0.10

Variable Rate Demand Notes ø: 12.05%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.52	6-30-2020	13,000,000	13,000,000	0.61
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.47	10-1-2018	13,960,000	13,960,000	0.66
Dickinson TX Independent School District Series SGA 94 (GO Revenue, Societe Generale LIQ)	0.44	2-15-2028	13,350,000	13,350,000	0.63
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	50,995,000	50,995,000	2.40
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.47	6-1-2041	25,000,000	25,000,000	1.18
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.47	3-1-2042	27,500,000	27,500,000	1.30
Tarrant County TX Cultural Educational Facilities Finance Corporation Methodist Hospitals of Dallas Series A (Health Revenue, TD Bank NA LOC)	0.39	10-1-2041	13,245,000	13,245,000	0.62
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.74	12-15-2026	56,621,560	56,621,560	2.67
Other securities				41,895,000	1.98

				255,566,560	12.05

Utah: 0.92%

Variable Rate Demand Notes ø: 0.92%
Murray UT City Hospital IHC Health Services Incorporated Series C (Health Revenue)	0.35	5-15-2036	19,440,000	19,440,000	0.92

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Vermont: 0.74%

Variable Rate Demand Notes ø: 0.74%
Other securities				$15,795,000	0.74%

Virginia: 0.79%

Variable Rate Demand Notes ø: 0.79%
University of Virginia Rector & Visitors Series 2008 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.47%	12-1-2017	$13,600,000	13,600,000	0.64
Other securities				3,075,000	0.15

				16,675,000	0.79

Washington: 1.94%

Variable Rate Demand Notes ø: 1.94%
University of Washington Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.49	6-1-2037	17,495,000	17,495,000	0.83
Other securities				23,621,000	1.11

				41,116,000	1.94

Wisconsin: 4.98%

Variable Rate Demand Notes ø: 4.98%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.44	5-1-2037	30,000,000	30,000,000	1.41
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	5-1-2020	26,755,000	26,755,000	1.26
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.50	8-15-2034	33,210,740	33,210,740	1.57
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.44	9-1-2036	13,780,000	13,780,000	0.65
Other securities				1,820,000	0.09

				105,565,740	4.98

Wyoming: 0.79%

Variable Rate Demand Notes ø: 0.79%
Lincoln County WY PCR ExxonMobil Project Series 2014 (Resource Recovery Revenue)	0.34	10-1-2044	16,800,000	16,800,000	0.79

Total Municipal Obligations (Cost $1,952,008,898)				1,952,008,898	92.02

Repurchase Agreements: 3.77%
Societe Generale, dated 7-29-2016, maturity value $80,000,220 ^^	0.33	8-1-2016	80,000,000	80,000,000	3.77

Total Repurchase Agreements (Cost $80,000,000)				80,000,000	3.77

Total investments in securities (Cost $2,032,008,898) *				2,032,008,898	95.79
Other assets and liabilities, net				89,360,863	4.21

Total net assets				$2,121,369,761	100.00%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2016 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 0.00% to 8.13%, 7-31-2016 to 8-15-2045, fair value including accrued interest is $81,600,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	15

Assets
Investments in unaffiliated securities, at amortized cost	$2,032,008,898
Cash	270,538
Receivable for investments sold	88,939,282
Receivable for Fund shares sold	74,076
Receivable for interest	1,172,915
Receivable from manager	94,448
Prepaid expenses and other assets	79,535

Total assets	2,122,639,692

Liabilities
Dividends payable	233,096
Payable for Fund shares redeemed	322,652
Distribution fee payable	179,013
Administration fees payable	241,998
Custodian and accounting fees payable	86,093
Shareholder servicing fees payable	188,169
Accrued expenses and other liabilities	18,910

Total liabilities	1,269,931

Total net assets	$2,121,369,761

NET ASSETS CONSIST OF
Paid-in capital	$2,120,956,150
Undistributed net investment income	293
Accumulated net realized gains on investments	413,318

Total net assets	$2,121,369,761

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$154,129,606
Shares outstanding – Class A1	154,084,777
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$168,364,558
Shares outstanding – Administrator Class[1]	168,315,273
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$1,123,146,235
Shares outstanding – Premier Class[1]	1,122,809,833
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$53,513,668
Shares outstanding – Service Class[1]	53,497,258
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$622,215,694
Shares outstanding – Sweep Class[1]	622,041,449
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo National Tax-Free Money Market Fund	Statement of operations—six months ended July 31, 2016 (unaudited)

Investment income
Interest	$4,244,296

Expenses
Management fee	1,869,940
Administration fees
Class A	178,842
Administrator Class	86,874
Premier Class[1]	577,926
Service Class	62,147
Sweep Class	669,380
Shareholder servicing fees
Class A	203,229
Administrator Class	85,567
Service Class	127,377
Sweep Class	760,659
Distribution fee
Sweep Class	1,064,923
Custody and accounting fees	64,770
Professional fees	21,496
Registration fees	40,686
Shareholder report expenses	18,546
Trustees’ fees and expenses	11,026
Other fees and expenses	24,355

Total expenses	5,867,743
Less: Fee waivers and/or expense reimbursements	(2,928,142)

Net expenses	2,939,601

Net investment income	1,304,695

Net realized gains on investments	93,156

Net increase in net assets resulting from operations	$1,397,851

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo National Tax-Free Money Market Fund	17

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$1,304,695		$297,398
Net realized gains on investments		93,156		517,640

Net increase in net assets resulting from operations		1,397,851		815,038

Distributions to shareholders from
Net investment income
Class A		(8,150)		(15,282)
Administrator Class		(87,714)		(18,792)
Premier Class[1]		(1,172,684)		(189,990)
Service Class		(5,644)		(15,245)
Sweep Class		(30,503)		(58,080)
Net realized gains
Class A		0		(14,089)
Administrator Class		0		(15,700)
Premier Class[1]		0		(175,944)
Service Class		0		(11,103)
Sweep Class		0		(54,176)

Total distributions to shareholders		(1,304,695)		(568,401)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	95,537,614	95,537,614	345,360,688	345,360,688
Administrator Class	44,556,074	44,556,074	134,625,938	134,625,938
Premier Class[1]	2,846,574,919	2,846,574,919	8,231,106,752	8,231,106,752
Service Class	88,594,365	88,594,365	279,035,075	279,035,075
Sweep Class	833,672,913	833,672,913	1,649,583,801	1,649,583,802

		3,908,935,885		10,639,712,255

Reinvestment of distributions
Class A	7,152	7,152	25,578	25,578
Administrator Class	77,093	77,093	30,423	30,423
Premier Class[1]	148,766	148,766	86,696	86,696
Service Class	1,505	1,505	6,394	6,394
Sweep Class	30,503	30,503	112,419	112,419

		265,019		261,510

Payment for shares redeemed
Class A	(114,159,380)	(114,159,380)	(296,201,135)	(296,201,135)
Administrator Class	(55,456,362)	(55,456,362)	(147,267,265)	(147,267,265)
Premier Class[1]	(3,401,316,428)	(3,401,316,428)	(8,822,783,114)	(8,822,783,114)
Service Class	(197,657,499)	(197,657,499)	(256,379,316)	(256,379,316)
Sweep Class	(854,341,782)	(854,341,782)	(1,575,114,559)	(1,575,114,559)

		(4,622,931,451)		(11,097,745,389)

Net decrease in net assets resulting from capital share transactions		(713,730,547)		(457,771,624)

Total decrease in net assets		(713,637,391)		(457,524,987)

Net assets
Beginning of period		2,835,007,152		3,292,532,139

End of period		$2,121,369,761		$2,835,007,152

Undistributed net investment income		$293		$293

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.62%
Net expenses	0.34%	0.08%	0.08%	0.12%	0.18%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$154,130	$172,725	$123,525	$203,609	$284,041	$518,949

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.05%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net expenses	0.25%	0.08%	0.08%	0.11%	0.18%	0.18%
Net investment income	0.10%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$168,365	$179,171	$191,766	$214,788	$226,083	$281,128

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
PREMIER CLASS[1]		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.09%	0.02%	0.02%	0.02%	0.03%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Net expenses	0.17%	0.08%	0.08%	0.11%	0.17%	0.16%
Net investment income	0.16%	0.01%	0.01%	0.01%	0.02%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,123,146	$1,677,748	$2,269,187	$2,292,160	$2,112,183	$3,036,275

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.52%	0.53%	0.53%	0.53%
Net expenses	0.30%	0.08%	0.08%	0.12%	0.18%	0.18%
Net investment income	0.01%	0.01%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$53,514	$162,593	$139,915	$166,178	$264,063	$673,405

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SWEEP CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Net expenses	0.34%	0.08%	0.08%	0.11%	0.18%	0.14%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$622,216	$642,770	$568,139	$590,518	$599,523	$566,501

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo National Tax-Free Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo National Tax-Free Money Market Fund	25

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Premier Class[1]	0.08
Service Class	0.12

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV).

26	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”) and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the

30	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

performance of the Fund (Administrator Class) was higher than or equal to the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	31

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32	Wells Fargo National Tax-Free Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245338 09-16 SA309/SAR309 07-16

Semi-Annual Report

July 31, 2016

Institutional Money Market Funds

■	Wells Fargo Cash Investment Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Cash Investment Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Cash Investment Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective on or before October 5 , 2016 (the “Effective Date”), the Fund will no longer maintain a stable $1.00 net asset value (“NAV”) and will instead transact at its market-based NAV, rounded to four decimal places. As of the Effective Date, the Fund will implement the following multiple intraday price times in order to continue providing same-day settlement and intraday liquidity. We will calculate the NAV at the following times each business day:

Same-day settle (ET)	Next-day settle (ET)
9 a.m., 12 p.m., and 3 p.m.	5 p.m.*

*	Next-day settlement only; daily dividends calculated using 5 p.m. NAV.

As of the Effective Date, the Fund will also no longer support the following features:

■	National Securities Clearing Corporation (NSCC) trading
■	Automated Clearing House (ACH) trading
■	Checkwriting
■	Exchanges

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.14	0.04	1.04	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.25	0.08	1.12	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.32	0.15	1.19	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.03	0.01	0.97	0.52	0.50

Yield summary (%) as of July 31, 20163

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.20	0.33	0.40	0.03
7-day compound yield	0.20	0.33	0.40	0.03
30-day simple yield	0.21	0.34	0.41	0.04
30-day compound yield	0.21	0.34	0.41	0.04

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Cash Investment Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Effective maturity distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
10 days

Weighted average life as of July 31, 2016[6]
14 days

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.17%, 0.29%, 0.33%, and 0.00% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Cash Investment Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,001.13	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,001.77	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%
Select Class
Actual	$1,000.00	$1,002.12	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.28	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.37%
FHLB (z)	0.41%	8-3-2016	$72,108,000	$72,106,353
FHLMC Series M006 Class A ±§	0.54	10-15-2045	19,404,853	19,404,853
FHLMC Series M017 Class A 144A	0.52	9-15-2050	20,000,000	20,000,000

Total Agency Securities (Cost $111,511,206)				111,511,206

Certificates of Deposit: 25.82%
ABN AMRO Funding LLC	0.40	8-1-2016	70,000,000	70,000,000
Australia & New Zealand Banking Group	0.30	8-1-2016	101,000,000	101,000,000
Bank of Montreal	0.44	8-1-2016	81,000,000	81,000,000
Bank of Montreal	0.44	8-2-2016	85,000,000	85,000,000
Barclays Bank plc (z)144A	0.68	8-1-2016	40,000,000	40,000,000
Barclays Bank plc (z)144A	0.68	8-5-2016	19,000,000	18,998,564
Citibank (New York)	0.55	8-26-2016	35,000,000	35,000,000
Cooperatieve Centrale ±	0.82	9-7-2016	30,000,000	30,000,000
Credit Agricole SA	0.32	8-1-2016	157,000,000	157,000,000
DG Bank (New York)	0.62	9-16-2016	5,000,000	4,999,489
DG Bank (New York)	0.65	8-8-2016	30,000,000	30,000,000
DNB Nor Bank ASA	0.30	8-1-2016	175,000,000	175,000,000
HSBC Bank plc	0.35	8-1-2016	160,000,000	160,000,000
HSBC Bank plc ±	0.80	8-1-2016	25,000,000	25,000,000
KBC Bank	0.32	8-1-2016	142,000,000	142,000,000
Mizuho Corporate Bank (z)	0.50	8-4-2016	25,000,000	24,998,959
Mizuho Corporate Bank (z)	0.72	8-3-2016	35,000,000	34,998,603
Mizuho Corporate Bank (z)	0.75	9-9-2016	15,000,000	14,987,835
National Bank of Kuwait	0.33	8-1-2016	105,000,000	105,000,000
National Bank of Canada	0.30	8-1-2016	90,000,000	90,000,000
Natixis Corporation	0.30	8-1-2016	77,000,000	77,000,000
NBAD Americas NV	0.37	8-1-2016	134,000,000	134,000,000
Norinchukin Bank	0.64	9-15-2016	20,000,000	19,999,998
Royal Bank of Canada	0.35	8-1-2016	87,000,000	87,000,000
Standard Chartered Bank	0.65	8-22-2016	15,000,000	15,000,000
State Street Bank & Trust Company ±	0.82	9-2-2016	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation	0.55	9-7-2016	20,000,000	19,999,589
Sumitomo Mitsui Banking Corporation	0.62	8-5-2016	30,000,000	30,000,000
Sumitomo Mitsui Banking Corporation	0.65	8-10-2016	20,000,000	20,000,746
Sumitomo Trust & Banking Corporation	0.46	8-1-2016	70,000,000	70,000,000
Sumitomo Trust & Banking Corporation	0.65	9-23-2016	30,000,000	30,000,000
Swedbank	0.30	8-1-2016	143,000,000	143,000,000

Total Certificates of Deposit (Cost $2,100,983,783)				2,100,983,783

Commercial Paper: 33.88%

Asset-Backed Commercial Paper: 19.42%
Alpine Securitization Limited (z)144A	0.55	8-8-2016	10,000,000	9,998,931
Alpine Securitization Limited (z)144A	0.57	8-11-2016	18,000,000	17,997,150
Alpine Securitization Limited (z)144A	0.57	8-12-2016	13,000,000	12,997,736
Anglesea Funding LLC (z)144A	0.50	8-1-2016	10,000,000	10,000,000
Anglesea Funding LLC 144A±	0.62	8-10-2016	20,000,000	20,000,000
Anglesea Funding LLC 144A±	0.62	9-7-2016	45,000,000	45,000,000
Anglesea Funding LLC 144A±	0.63	9-19-2016	31,000,000	31,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Anglesea Funding LLC 144A±	0.64%	9-29-2016	$40,000,000	$40,000,000
Anglesea Funding LLC 144A±	0.65	8-2-2016	45,000,000	45,000,000
Antalis SA (z)144A	0.70	9-6-2016	7,000,000	6,995,100
Antalis SA (z)144A	0.70	9-9-2016	6,000,000	5,995,450
Atlantic Asset Securitization Corporation 144A±	0.63	12-5-2016	40,000,000	39,999,907
Atlantic Asset Securitization Corporation 144A±	0.63	12-9-2016	40,000,000	39,999,774
Atlantic Asset Securitization Corporation 144A±	0.64	12-16-2016	40,000,000	39,999,849
Barton Capital Corporation (z)144A	0.64	9-7-2016	20,000,000	19,986,844
Bedford Row Funding Corporation 144A±	0.82	8-1-2016	30,000,000	30,000,000
Bennington Stark Capital Company LLC (z)144A	0.50	8-2-2016	50,000,000	49,999,306
Bennington Stark Capital Company LLC (z)144A	0.50	8-3-2016	10,000,000	9,999,722
Caisse D’amortissement De La D (z)144A	0.68	9-19-2016	60,000,000	59,944,875
Cancara Asset Security Limited (z)	0.56	8-26-2016	10,000,000	9,996,111
Chesham Finance Limited (z)144A	0.50	8-1-2016	40,000,000	40,000,000
Concord Minutemen Capital Company (z)144A	0.47	8-4-2016	30,000,000	29,998,825
Crown Point Capital Company LLC 144A±	0.64	8-22-2016	21,000,000	21,000,000
Crown Point Capital Company LLC 144A±	0.67	11-7-2016	50,000,000	50,000,000
Crown Point Capital Company LLC 144A±	0.69	10-25-2016	50,000,000	50,000,000
DCAT LLC (z)	0.65	8-2-2016	4,000,000	3,999,928
DCAT LLC (z)	0.70	8-22-2016	4,000,000	3,998,367
Gotham Funding Corporation (z)144A	0.54	8-4-2016	10,000,000	9,999,550
Gotham Funding Corporation (z)144A	0.57	8-10-2016	12,000,000	11,998,290
Gotham Funding Corporation (z)144A	0.58	8-29-2016	20,000,000	19,990,978
Gotham Funding Corporation (z)144A	0.60	8-26-2016	16,000,000	15,993,333
Halkin Finance LLC (z)144A	0.53	8-1-2016	25,000,000	25,000,000
Halkin Finance LLC (z)144A	0.55	8-3-2016	20,000,000	19,999,389
Institutional Secured Funding LLC (z)144A	0.55	8-1-2016	65,000,000	65,000,000
Institutional Secured Funding LLC (z)144A	0.65	8-12-2016	10,000,000	9,998,014
Institutional Secured Funding LLC (z)144A	0.65	8-16-2016	5,000,000	4,998,646
Institutional Secured Funding LLC (z)144A	0.69	9-1-2016	30,000,000	29,982,175
Kells Funding LLC (z)144A	0.59	8-9-2016	22,000,000	21,997,116
Kells Funding LLC (z)144A	0.64	9-20-2016	10,000,000	9,991,111
Kells Funding LLC (z)144A	0.64	9-22-2016	10,000,000	9,990,756
Lexington Parker Capital Company LLC (z)144A	0.47	8-1-2016	25,000,000	25,000,000
Lexington Parker Capital Company LLC (z)144A	0.47	8-4-2016	15,000,000	14,999,413
LMA Americas LLC (z)144A	0.55	9-2-2016	16,000,000	15,992,178
LMA Americas LLC (z)144A	0.56	8-11-2016	13,000,000	12,997,978
Manhattan Asset Funding Company LLC (z)144A	0.54	8-3-2016	21,000,000	20,999,370
Matchpoint Finance plc (z)144A	0.45	8-1-2016	11,000,000	11,000,000
Matchpoint Finance plc (z)144A	0.68	9-1-2016	5,000,000	4,997,072
Mountcliff Funding LLC (z)144A	0.51	8-1-2016	39,000,000	39,000,000
Nieuw Amsterdam Receivable (z)144A	0.56	8-17-2016	5,000,000	4,998,756
Nieuw Amsterdam Receivable (z)144A	0.70	8-8-2016	20,000,000	19,997,278
Nieuw Amsterdam Receivable (z)144A	0.70	8-22-2016	22,000,000	21,991,017
Regency Markets No.1 LLC (z)144A	0.55	8-12-2016	25,000,000	24,995,799
Regency Markets No.1 LLC (z)144A	0.55	8-31-2016	25,000,000	24,988,542
Ridgefield Funding Company LLC 144A±	0.68	9-23-2016	30,000,000	30,000,000
Sheffield Receivable (z)144A	0.65	8-4-2016	38,000,000	37,997,942
Starbird Funding Corporation (z)144A	0.63	8-1-2016	22,000,000	22,000,000
Starbird Funding Corporation (z)144A	0.63	8-2-2016	10,000,000	9,999,825

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Starbird Funding Corporation (z)144A	0.63%	8-3-2016	$14,000,000	$13,999,510
Starbird Funding Corporation (z)144A	0.64	8-10-2016	19,000,000	18,996,960
Starbird Funding Corporation 144A±	0.64	9-16-2016	32,000,000	32,000,000
Starbird Funding Corporation (z)144A	0.68	9-1-2016	5,000,000	4,997,072
Versailles Commercial Paper LLC 144A±	0.63	12-8-2016	30,000,000	30,000,000
Versailles Commercial Paper LLC (z)144A	0.70	8-1-2016	30,000,000	30,000,000
Victory Receivables (z)144A	0.54	8-2-2016	6,000,000	5,999,910
Victory Receivables (z)144A	0.57	8-22-2016	14,000,000	13,995,345
Victory Receivables (z)144A	0.58	8-30-2016	20,000,000	19,990,656
Victory Receivables (z)144A	0.60	8-25-2016	14,000,000	13,994,400
Victory Receivables (z)144A	0.60	8-26-2016	20,000,000	19,991,667
Victory Receivables (z)144A	0.60	9-7-2016	15,000,000	14,990,750
Working Capital Management Company (z)144A	0.58	8-1-2016	20,000,000	20,000,000

				1,579,758,673

Financial Company Commercial Paper: 10.96%
ANZ Banking Group Limited (z)144A	0.57	8-2-2016	20,000,000	19,999,683
ANZ Banking Group Limited (z)144A	0.65	8-22-2016	20,000,000	19,992,417
ANZ Banking Group Limited (z)144A	0.65	8-26-2016	20,000,000	19,990,972
ANZ Banking Group Limited (z)144A	0.65	9-2-2016	24,000,000	23,986,133
Banco de Credito e Inversiones (z)144A	0.85	8-29-2016	30,000,000	29,980,167
Banco de Credito e Inversiones (z)144A	0.85	8-30-2016	5,000,000	4,996,576
Bank of Nova Scotia (z)144A	0.60	9-21-2016	15,000,000	14,987,250
Banque et Caisse d’Epargne de l’Etat (z)	0.66	9-1-2016	20,000,000	19,988,633
BNP Paribas (New York) (z)	0.78	8-15-2016	6,000,000	5,998,180
Caisse Centrale Desjardins du Quebec (z)144A	0.40	8-2-2016	42,000,000	41,999,533
Caisse Centrale Desjardins du Quebec (z)144A	0.52	8-9-2016	20,000,000	19,997,689
Caisse Centrale Desjardins du Quebec (z)144A	0.55	8-8-2016	50,000,000	49,994,633
Caisse Centrale Desjardins du Quebec (z)144A	0.63	9-15-2016	20,000,000	19,984,250
Caisse Centrale Desjardins du Quebec (z)144A	0.65	9-12-2016	17,000,000	16,987,108
Caisse Centrale Desjardins du Quebec (z)144A	0.67	9-29-2016	10,000,000	9,989,019
Commonwealth Bank of Australia (z)144A	0.62	9-6-2016	12,000,000	11,992,560
Commonwealth Bank of Australia 144A±	0.83	8-17-2016	30,000,000	30,000,000
Dexia Credit Local (z)	0.65	9-12-2016	20,000,000	19,984,833
HSBC Bank plc (z)144A	0.63	9-9-2016	14,000,000	13,990,445
Macquarie Bank Limited (z)144A	0.55	8-1-2016	35,000,000	35,000,000
Macquarie Bank Limited (z)144A	0.55	8-18-2016	15,000,000	14,996,104
Macquarie Bank Limited (z)144A	0.55	8-19-2016	20,000,000	19,994,500
Macquarie Bank Limited (z)144A	0.62	9-6-2016	42,000,000	41,973,960
Macquarie Bank Limited (z)144A	0.64	9-1-2016	10,000,000	9,994,489
Macquarie Bank Limited (z)144A	0.65	9-7-2016	20,000,000	19,986,742
National Australia Bank Limited 144A±	0.80	8-4-2016	40,000,000	40,000,000
National Securities Clearing Corporation (z)144A	0.50	8-8-2016	5,000,000	4,999,514
Nationwide Building Society (z)144A	0.64	8-15-2016	15,000,000	14,996,267
Nationwide Building Society (z)144A	0.70	9-2-2016	26,000,000	25,983,822
Nederlandse Waterschapsbank NV (z)144A	0.56	8-8-2016	44,000,000	43,995,209
Nederlandse Waterschapsbank NV (z)144A	0.63	9-1-2016	43,000,000	42,976,858
NRW Bank (z)144A	0.44	8-2-2016	32,000,000	31,999,609
NRW Bank (z)144A	0.61	9-16-2016	25,000,000	24,980,514
NV Bank Nederlandse Gemeenten (z)144A	0.63	8-31-2016	45,000,000	44,976,375

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Ontario Teachers Finance Trust (z)144A	0.66%	9-21-2016	$13,000,000	$12,987,845
PSP Capital Incorporated (z)144A	0.60	9-14-2016	2,000,000	1,998,533
PSP Capital Incorporated (z)144A	0.60	9-19-2016	7,000,000	6,994,283
Shagang South Asia Trading Company (z)	1.00	8-4-2016	35,000,000	34,997,083
Suncorp Group Limited (z)144A	0.74	9-6-2016	12,000,000	11,991,120
Suncorp Group Limited (z)144A	0.75	9-12-2016	11,000,000	10,990,375

				891,653,283

Other Commercial Paper: 3.50%
Caisse Des Depots et Consignations (z)144A	0.49	8-2-2016	15,000,000	14,999,796
China International Marine Containers (z)	1.00	8-2-2016	40,000,000	39,998,889
China International Marine Containers (z)	1.00	8-3-2016	12,000,000	11,999,333
China Power International Development (z)	1.00	8-3-2016	10,000,000	9,999,444
China Shipping Container Lines (z)	1.00	8-1-2016	80,000,000	80,000,000
Erste Abwicklungsanstalt (z)144A	0.66	8-17-2016	10,000,000	9,997,067
Erste Abwicklungsanstalt (z)144A	0.66	8-22-2016	18,000,000	17,993,070
Sinochem Capital Company Limited (z)	0.47	8-1-2016	30,000,000	30,000,000
Sinochem Capital Company Limited (z)	0.47	8-9-2016	30,000,000	29,996,867
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	40,000,000	39,998,667

				284,983,133

Total Commercial Paper (Cost $2,756,395,089)				2,756,395,089

Municipal Obligations: 18.60%

Alabama: 0.09%

Variable Rate Demand Note ø: 0.09%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.46	4-1-2028	7,000,000	7,000,000

Arizona: 0.35%

Other Municipal Debt: 0.21%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.52	8-10-2016	12,000,000	11,998,440
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.52	8-11-2016	5,000,000	4,999,278

				16,997,718

Variable Rate Demand Note ø: 0.14%
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.45	10-1-2029	11,520,000	11,520,000

Arkansas: 0.24%

Variable Rate Demand Note ø: 0.24%
Maumelle AR Taxable Variable Kimberly Clark Corporation (Industrial Development Revenue) 144A	0.47	8-1-2045	19,700,000	19,700,000

California: 0.95%

Variable Rate Demand Notes ø: 0.95%
Puttable Floating Option Taxable Series PT-4699 (Health Revenue, National Insured, Bank of America NA LIQ) 144A	0.61	9-1-2028	16,610,000	16,610,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.43%	4-1-2038	$15,000,000	$15,000,000
San Diego County CA Water Authority (Water & Sewer Revenue)	0.44	9-8-2016	5,000,000	4,999,140
San Francisco CA City & County Airports Commission Variable Reference Second Series A-1 (Airport Revenue, Bank of America NA LOC)	0.44	5-1-2030	30,000,000	30,000,000
San Francisco CA City & County Airports Commission Variable Reference Second Series A-2 (Airport Revenue, Bank of America NA LOC)	0.44	5-1-2030	8,965,000	8,965,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.54	11-1-2041	2,000,000	2,000,000

				77,574,140

Colorado: 0.80%

Variable Rate Demand Notes ø: 0.80%
Colorado HFA Catholic Health Initiatives Series 7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.59	8-1-2018	32,290,000	32,290,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.48	5-1-2052	32,740,000	32,740,000

				65,030,000

Connecticut: 2.65%

Variable Rate Demand Notes ø: 2.65%
Connecticut Series C (GO Revenue, Bank of America NA SPA)	0.45	5-15-2034	26,000,000	26,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	4-15-2046	189,560,000	189,560,000

				215,560,000

District of Columbia: 1.61%

Variable Rate Demand Notes ø: 1.61%
Howard University (Education Revenue)	0.54	8-1-2031	120,000,000	120,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.46	10-1-2039	11,000,000	11,000,000

				131,000,000

Florida: 0.23%

Variable Rate Demand Notes ø: 0.23%
Manatee County FL HFA Village at Cortez Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	1-15-2037	10,200,000	10,200,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA)	0.47	10-1-2038	8,300,000	8,300,000

				18,500,000

Georgia: 0.35%

Other Municipal Debt: 0.09%
Georgia Municipal Electricity Authority (Utilities Revenue)	0.52	8-12-2016	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.26%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.74	10-1-2039	21,570,000	21,570,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.17%

Other Municipal Debt: 0.17%
Idaho HFA (Housing Revenue) (z)	0.64%	8-5-2016	$13,500,000	$13,499,036

Illinois: 1.36%

Variable Rate Demand Note ø: 1.36%
Cook County IL Taxable Variable Series D (GO Revenue, Barclays Bank plc LOC)	0.54	11-1-2030	100,000,000	100,000,000
IIllinois Education Facility Authority (Education Revenue, PNC Bank NA LOC)	0.45	9-1-2042	10,400,000	10,400,000

				110,400,000

Louisiana: 1.08%

Variable Rate Demand Note ø: 1.08%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	6-1-2045	88,120,000	88,120,000

Maryland: 0.89%

Variable Rate Demand Notes ø: 0.89%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.47	9-1-2033	40,000,000	40,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.47	9-1-2044	22,590,000	22,590,000
Maryland CDA Housing & Community Residential Series M (Housing Revenue, TD Bank NA SPA)	0.43	9-1-2043	9,750,000	9,750,000

				72,340,000

Massachusetts: 0.64%

Variable Rate Demand Notes ø: 0.64%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA)	0.46	1-1-2029	37,425,000	37,425,000
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA)	0.49	1-1-2039	15,000,000	15,000,000

				52,425,000

Michigan: 0.06%

Variable Rate Demand Note ø: 0.06%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.51	10-1-2039	5,000,000	5,000,000

Minnesota: 0.27%

Variable Rate Demand Notes ø: 0.27%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC)	0.45	10-1-2042	11,397,000	11,397,000
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	0.48	5-31-2018	10,250,000	10,250,000

				21,647,000

Missouri: 0.13%

Variable Rate Demand Note ø: 0.13%
Puttable Floating Option Taxable Series TN-044 (Education Revenue, Bank of America NA LIQ) 144A	0.65	11-26-2032	10,615,000	10,615,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New York: 1.66%

Variable Rate Demand Notes ø: 1.66%
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.43%	7-1-2031	$5,000,000	$5,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.83	5-1-2048	35,000,000	35,000,000
New York HFA Manhattan West Residential Housing Series B-2 (Housing Revenue, Bank of China LOC)	1.05	11-1-2049	8,000,000	8,000,000
New York HFA Biltmore Tower (Housing Revenue, FNMA Insured, FNMA LIQ)	0.48	5-15-2034	12,000,000	12,000,000
New York HFA Taxable Variable 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC)	0.84	5-1-2050	25,000,000	25,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.49	11-1-2032	20,000,000	20,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.48	6-15-2044	15,000,000	15,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.94	7-1-2017	15,000,000	15,000,000

				135,000,000

North Carolina: 0.08%

Variable Rate Demand Note ø: 0.08%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.45	7-1-2027	6,565,000	6,565,000

North Dakota: 0.22%

Variable Rate Demand Note ø: 0.22%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.46	1-1-2047	18,000,000	18,000,000

Ohio: 1.03%

Variable Rate Demand Notes ø: 1.03%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA)	0.45	9-1-2035	25,795,000	25,795,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.53	1-15-2050	57,750,000	57,750,000

				83,545,000

Oklahoma: 0.45%

Variable Rate Demand Note ø: 0.45%
Oklahoma Grand River Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC)	0.53	6-1-2039	37,000,000	37,000,000

Oregon: 0.12%

Variable Rate Demand Note ø: 0.12%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.74	5-1-2035	10,000,000	10,000,000

Other: 0.90%

Variable Rate Demand Notes ø: 0.90%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	2-15-2028	41,800,000	41,800,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55%	12-1-2038	$31,695,000	$31,695,000

				73,495,000

Pennsylvania: 0.12%

Other Municipal Debt: 0.12%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70	8-1-2016	10,000,000	10,000,000

South Carolina: 0.10%

Other Municipal Debt: 0.10%
South Carolina Public Service (Utilities Revenue)	0.53	8-30-2016	8,000,000	8,000,000

Texas: 1.70%

Variable Rate Demand Notes ø: 1.70%
Austin TX Water & Wastewater System (Water & Sewer Revenue, Citibank NA LOC)	0.45	5-15-2031	8,600,000	8,600,000
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue)	0.53	10-1-2036	20,700,000	20,700,000
Houston TX Adjustable Refunding First Lien B3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.45	5-15-2034	10,000,000	10,000,000
Pasadena TX Independent School District Series B (GO Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.46	2-1-2035	69,900,000	69,900,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.55	5-1-2033	14,825,000	14,825,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.46	3-1-2039	9,000,000	9,000,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA)	0.50	9-1-2038	5,000,000	5,000,000

				138,025,000

Utah: 0.14%

Variable Rate Demand Note ø: 0.14%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.48	10-1-2037	11,000,000	11,000,000

Washington: 0.15%

Variable Rate Demand Note ø: 0.15%
Washington Housing Finance Commission MFHR Series A (Housing Revenue, FHLMC LIQ)	0.46	8-1-2044	12,630,000	12,630,000

West Virginia: 0.06%

Variable Rate Demand Note ø: 0.06%
Cabell County WV University Facilities Variable Provident Group (Education Revenue, Bank of America NA LOC)	0.48	7-1-2039	5,000,000	5,000,000

Total Municipal Obligations (Cost $1,513,757,894)				1,513,757,894

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.24%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A	0.55%	8-1-2040	$6,000,000	$6,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 ±§144A	0.57	3-1-2040	13,200,000	13,200,000

Total Other (Cost $19,200,000)				19,200,000

Other Instruments: 4.06%
DBS Bank Limited Pooled Bank Deposit Product	0.50	8-1-2016	235,000,000	235,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.45	8-1-2016	95,000,000	95,000,000

Total Other Instruments (Cost $330,000,000)				330,000,000

Other Notes: 2.91%

Corporate Bonds and Notes: 2.91%
ACTS Retirement Life Communities Incorporated ±§	0.47	11-15-2029	14,805,000	14,805,000
Providence Health & Services ±§	0.50	10-1-2042	13,675,000	13,675,000
Racetrac Capital LLC ±§	0.44	9-1-2020	12,000,000	12,000,000
SSAB AB Series A ±§	0.47	6-1-2035	3,500,000	3,500,000
Steadfast Crestvilla LLC ±§	0.46	2-1-2056	3,000,000	3,000,000
United Overseas Bank Limited	0.49	8-1-2016	190,000,000	190,000,000

Total Other Notes (Cost $236,980,000)				236,980,000

Repurchase Agreements ^^: 14.09%
Bank of America Corporation, dated 7-29-2016, maturity value $166,004,842 (1)	0.35	8-1-2016	166,000,000	166,000,000
Bank of Nova Scotia, dated 7-29-2016, maturity value $81,002,295 (2)	0.34	8-1-2016	81,000,000	81,000,000
Deutsche Bank Securities, dated 7-29-2016, maturity value $101,003,283 (3)	0.39	8-1-2016	101,000,000	101,000,000
Goldman Sachs & Company, dated 7-1-2016, maturity value $61,040,667 (4) ±§(i)¢	0.40	8-30-2016	61,000,000	61,000,000
GX Clarke & Company, dated 7-29-2016, maturity value $222,447,165 (5)	0.40	8-1-2016	222,439,750	222,439,750
JPMorgan Securities, dated 7-1-2016 maturity value $42,013,743 (6) ±§¢	0.38	8-1-2016	42,000,000	42,000,000
JPMorgan Securities, dated 7-1-2016, maturity value $63,064,783 (7) ±§(i)¢	0.59	9-2-2016	63,000,000	63,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 7-29-2016, maturity value $90,202,631 (8)	0.35	8-1-2016	90,200,000	90,200,000
Normura, dated 7-29-2016 maturity value $320,011,467 (9)	0.43	8-1-2016	320,000,000	320,000,000

Total Repurchase Agreements (Cost $1,146,639,750)				1,146,639,750

Total investments in securities (Cost $8,215,467,722) *	100.97%	8,215,467,722
Other assets and liabilities, net	(0.97)	(78,871,350)

Total net assets	100.00%	$8,136,596,372

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.

§	The security is subject to a demand feature which reduces the effective maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $170,980,000.

(2)	U.S. government securities, 1.79% to 7.00%, 1-1-2020 to 7-1-2046, fair value including accrued interest is $83,430,000.

(3)	U.S. government securities, 0.75% to 4.75%, 11-30-2016 to 8-15-2040, fair value including accrued interest is $103,020,004.

(4)	U.S. government securities, 0.00%, 8-2-2016 to 3-7-2017, fair value is $62,220,000.

(5)	U.S. government securities, 1.50% to 9.50%, 11-15-2016 to 5-20-2046, fair value including accrued interest is $229,112,961.

(6)	U.S. government securities, 2.39% to 9.00%, 12-1-2020 to 2-1-2048, fair value including accrued interest is $43,260,785.

(7)	U.S. government securities, 0.00% to 4.30%, 8-1-2016 to 8-1-2046, fair value including accrued interest is $64,452,374.

(8)	U.S. government securities, 4.00%, 12-20-2045, fair value including accrued interest is $92,906,001.

(9)	U.S. government securities, 0.13% to 3.88%, 11-30-2016 to 4-15-2029, fair value including accrued interest is $326,400,063.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2016 (unaudited)	Wells Fargo Cash Investment Money Market Fund	17

Assets
Investments
In unaffiliated securities, at amortized cost	$7,068,827,972
In repurchase agreements, at amortized cost	1,146,639,750

Total investments, at amortized cost	8,215,467,722
Cash	60,479
Receivable for Fund shares sold	1,515,057
Receivable for interest	1,729,301
Prepaid expenses and other assets	169,383

Total assets	8,218,941,942

Liabilities
Dividends payable	436,068
Payable for investments purchased	77,439,635
Payable for Fund shares redeemed	2,630,749
Management fee payable	727,824
Administration fees payable	496,040
Accrued expenses and other liabilities	615,254

Total liabilities	82,345,570

Total net assets	$8,136,596,372

NET ASSETS CONSIST OF
Paid-in capital	$8,138,870,679
Overdistributed net investment income	(125)
Accumulated net realized losses on investments	(2,274,182)

Total net assets	$8,136,596,372

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$192,716,763
Shares outstanding – Administrator Class[1]	192,682,152
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$3,836,085,853
Shares outstanding – Institutional Class[1]	3,835,627,680
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$3,453,594,462
Shares outstanding – Select Class[1]	3,453,200,314
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$654,199,294
Shares outstanding – Service Class[1]	654,122,968
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Cash Investment Money Market Fund	Statement of operations—six months ended July 31, 2016 (unaudited)

Investment income
Interest	$31,283,237

Expenses
Management fee	8,026,846
Administration fees
Administrator Class	141,272
Institutional Class	1,931,666
Select Class	1,009,646
Service Class	639,325
Shareholder servicing fees
Administrator Class	141,272
Service Class	1,331,273
Custody and accounting fees	289,333
Professional fees	20,943
Registration fees	18,240
Shareholder report expenses	17,350
Trustees’ fees and expenses	5,846
Other fees and expenses	68,347

Total expenses	13,641,359
Less: Fee waivers and/or expense reimbursements	(2,400,610)

Net expenses	11,240,749

Net investment income	20,042,488

Net realized gains on investments	8,817

Net increase in net assets resulting from operations	$20,051,305

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Cash Investment Money Market Fund	19

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$20,042,488		$13,841,135
Net realized gains on investments		8,817		10,433

Net increase in net assets resulting from operations		20,051,305		13,851,568

Distributions to shareholders from
Net investment income
Administrator Class		(321,259)		(91,605)
Institutional Class		(8,624,343)		(4,409,426)
Select Class		(10,789,967)		(9,195,148)
Service Class		(306,919)		(144,956)

Total distributions to shareholders		(20,042,488)		(13,841,135)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	267,544,665	267,544,665	645,846,405	645,846,405
Institutional Class	12,906,998,494	12,906,998,494	27,914,859,441	27,914,859,441
Select Class	32,482,328,465	32,482,328,465	72,307,425,692	72,307,425,692
Service Class	1,951,058,314	1,951,058,314	5,421,993,054	5,421,993,054

		47,607,929,938		106,290,124,592

Reinvestment of distributions
Administrator Class	228,442	228,442	67,458	67,458
Institutional Class	5,746,764	5,746,764	2,435,991	2,435,991
Select Class	8,650,167	8,650,167	7,672,917	7,672,917
Service Class	144,608	144,608	67,355	67,355

		14,769,981		10,243,721

Payment for shares redeemed
Administrator Class	(372,455,176)	(372,445,176)	(744,857,486)	(744,857,486)
Institutional Class	(14,103,860,973)	(14,103,860,973)	(27,210,565,293)	(27,210,565,293)
Select Class	(34,633,047,281)	(34,633,047,281)	(72,609,180,413)	(72,609,180,413)
Service Class	(2,533,997,634)	(2,533,997,634)	(5,623,383,040)	(5,623,383,040)

		(51,643,351,064)		(106,187,986,232)

Net increase (decrease) in net assets resulting from capital share transactions		(4,020,651,145)		112,382,081

Total increase (decrease) in net assets		(4,020,642,328)		112,392,514

Net assets
Beginning of period		12,157,238,700		12,044,846,186

End of period		$8,136,596,372		$12,157,238,700

Overdistributed net investment income		$(125)		$(125)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.11%	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.34%	0.35%
Net expenses	0.33%	0.26%	0.19%	0.22%	0.26%	0.25%
Net investment income	0.22%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$192,717	$297,396	$396,339	$493,087	$549,744	$600,737

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.09%	0.01%	0.03%	0.07%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	0.36%	0.10%	0.01%	0.03%	0.07%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$3,836,086	$5,027,125	$4,320,392	$5,127,034	$7,186,632	$6,246,114

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SELECT CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.16%	0.07%	0.10%	0.14%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.43%	0.16%	0.07%	0.10%	0.14%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$3,453,594	$5,595,704	$5,889,779	$7,650,810	$6,407,032	$5,325,713

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)		Year ended January 31
SERVICE CLASS			2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00	[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	[1]	0.00 [1]	0.00	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	0.00	[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00		0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	0.00	[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.03%		0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%		0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%		0.28%	0.19%	0.22%	0.26%	0.25%
Net investment income	0.06%		0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$654,199		$1,237,014	$1,438,336	$1,448,713	$1,594,389	$2,000,296

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Cash Investment Money Market Fund	25

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,282,999 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Cash Investment Money Market Fund	27

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective on or before October 5, 2016, the Fund will no longer maintain a stable $1.00 net asset values (NAV) and instead will be offered as a floating, market-based NAV.

28	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Cash Investment Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with the WellsCap and Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by

32	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was equal to or in range of the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	33

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

34	Wells Fargo Cash Investment Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245332 09-16 SA302/SAR302 07-16

Semi-Annual Report

July 31, 2016

Institutional Money Market Funds

■	Wells Fargo Heritage Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Heritage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Heritage Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Heritage Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective on or before October 5 , 2016 (the “Effective Date”), the Fund will no longer maintain a stable $1.00 net asset value (“NAV”) and will instead transact at its market-based NAV, rounded to four decimal places. As of the Effective Date, the Fund will implement the following multiple intraday price times in order to continue providing same-day settlement and intraday liquidity. We will calculate the NAV at the following times each business day:

Same-day settle (ET)	Next-day settle (ET)
9 a.m., 12 p.m., and 3 p.m.	5 p.m.*

*	Next-day settlement only; daily dividends calculated using 5 p.m. NAV.

As of the Effective Date, the Fund will also no longer support the following features:

■	National Securities Clearing Corporation (NSCC) trading
■	Automated Clearing House (ACH) trading
■	Checkwriting
■	Exchanges

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.13	0.03	1.03	0.34	0.34
Institutional Class (SHIXX)	3-31-2000	0.24	0.07	1.11	0.22	0.20
Select Class (WFJXX)	6-29-2007	0.31	0.14	1.17	0.18	0.13
Service Class (WHTXX)	6-30-2010	0.07	0.02	1.02	0.51	0.43

Yield summary (%) as of July 31, 20163

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.20	0.33	0.39	0.10
7-day compound yield	0.20	0.33	0.40	0.10
30-day simple yield	0.21	0.34	0.41	0.11
30-day compound yield	0.21	0.34	0.41	0.11

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Heritage Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
10 days

Weighted average life as of July 31, 2016[6]
14 days

Effective maturity distribution as of July 31, 2016[4]

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.18%, 0.30%, 0.34%, 0.01% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,001.11	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,001.76	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%
Select Class
Actual	$1,000.00	$1,002.10	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.61	$2.14	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.17	0.43%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 33.24%
ABN AMRO Funding LLC	0.40%	8-1-2016	$302,000,000	$302,000,000
Australia & New Zealand Banking Group	0.30	8-1-2016	551,000,000	551,000,000
Bank of Montreal	0.44	8-1-2016	350,000,000	350,000,000
Bank of Montreal	0.44	8-2-2016	306,000,000	306,000,000
Citibank (New York)	0.53	8-2-2016	41,000,000	41,000,000
Citibank (New York)	0.55	8-26-2016	109,000,000	109,000,000
Cooperatieve Centrale ±	0.82	9-7-2016	114,000,000	114,000,000
Credit Agricole SA	0.32	8-1-2016	856,000,000	856,000,000
DG Bank (New York)	0.62	9-16-2016	15,000,000	14,998,466
DG Bank (New York)	0.65	8-8-2016	163,000,000	163,000,000
DG Bank (New York)	0.65	8-8-2016	91,000,000	91,001,757
DNB Nor Bank ASA	0.30	8-1-2016	754,000,000	754,000,000
HSBC Bank plc	0.35	8-1-2016	878,000,000	878,000,000
HSBC Bank plc ±	0.80	8-1-2016	166,000,000	166,000,000
KBC Bank	0.32	8-1-2016	774,000,000	774,000,000
Mitsubishi Trust & Bank	0.64	8-5-2016	193,000,000	193,000,000
Mizuho Corporate Bank (z)	0.50	8-4-2016	270,000,000	269,988,753
Mizuho Corporate Bank (z)	0.72	8-3-2016	154,000,000	153,993,851
Mizuho Corporate Bank (z)	0.75	9-9-2016	77,000,000	76,937,552
National Bank of Canada	0.30	8-1-2016	386,000,000	386,000,000
National Bank of Kuwait	0.33	8-1-2016	542,200,000	542,200,000
Natixis (Cayman Islands)	0.30	8-1-2016	408,600,000	408,600,000
NBAD Americas NV	0.37	8-1-2016	735,000,000	735,000,000
Norinchukin Bank	0.53	8-5-2016	191,000,000	191,000,000
Norinchukin Bank	0.64	9-15-2016	71,000,000	70,999,993
Royal Bank of Canada	0.35	8-1-2016	413,000,000	413,000,000
Standard Chartered Bank	0.65	8-15-2016	95,000,000	95,000,000
Standard Chartered Bank	0.65	8-22-2016	53,000,000	53,000,000
State Street Bank & Trust Company ±	0.82	9-2-2016	114,000,000	114,000,000
Sumitomo Mitsui Banking Corporation	0.55	9-7-2016	113,000,000	112,997,679
Sumitomo Mitsui Banking Corporation	0.62	8-5-2016	208,000,000	208,000,000
Sumitomo Mitsui Banking Corporation	0.65	8-10-2016	77,000,000	77,002,871
Sumitomo Trust & Banking Corporation	0.46	8-1-2016	385,000,000	385,000,000
Sumitomo Trust & Banking Corporation	0.65	9-23-2016	152,000,000	152,000,000
Swedbank	0.30	8-1-2016	619,000,000	619,000,000

Total Certificates of Deposit (Cost $10,726,720,922)				10,726,720,922

Commercial Paper: 38.62%

Asset-Backed Commercial Paper: 23.51%
Alpine Securitization Limited 144A(z)	0.55	8-8-2016	54,000,000	53,994,216
Alpine Securitization Limited 144A(z)	0.57	8-11-2016	76,000,000	75,987,967
Alpine Securitization Limited 144A(z)	0.57	8-12-2016	75,000,000	74,986,938
Anglesea Funding LLC 144A±	0.62	9-7-2016	100,000,000	100,000,000
Anglesea Funding LLC 144A(z)	0.50	8-1-2016	147,000,000	147,000,000
Anglesea Funding LLC 144A±	0.62	9-7-2016	48,000,000	48,000,000
Anglesea Funding LLC 144A±	0.62	8-10-2016	70,000,000	70,000,000
Anglesea Funding LLC 144A±	0.63	9-19-2016	113,000,000	113,000,000
Anglesea Funding LLC 144A±	0.64	9-29-2016	58,000,000	58,000,000
Anglesea Funding LLC 144A±	0.65	8-2-2016	225,000,000	225,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Antalis SA 144A(z)	0.67%	8-8-2016	$24,060,000	$24,056,866
Antalis SA 144A(z)	0.67	8-9-2016	36,000,000	35,994,640
Antalis SA 144A(z)	0.70	9-6-2016	35,210,000	35,185,353
Antalis SA 144A(z)	0.70	9-9-2016	22,000,000	21,983,317
Atlantic Asset Securitization Corporation 144A±	0.63	12-5-2016	136,000,000	135,999,683
Atlantic Asset Securitization Corporation 144A±	0.63	12-9-2016	141,000,000	140,999,203
Atlantic Asset Securitization Corporation 144A±	0.64	12-16-2016	150,000,000	149,999,433
Barton Capital Corporation 144A(z)	0.55	8-5-2016	20,000,000	19,998,778
Barton Capital Corporation 144A(z)	0.62	8-1-2016	31,000,000	31,000,000
Barton Capital Corporation 144A(z)	0.64	9-7-2016	75,000,000	74,950,667
Bedford Row Funding Corporation 144A±	0.82	8-1-2016	114,000,000	114,000,000
Bennington Stark Capital Company LLC 144A(z)	0.50	8-1-2016	140,000,000	140,000,000
Bennington Stark Capital Company LLC 144A(z)	0.50	8-2-2016	190,000,000	189,997,361
Bennington Stark Capital Company LLC 144A(z)	0.50	8-3-2016	78,000,000	77,997,833
Bennington Stark Capital Company LLC 144A(z)	0.50	8-8-2016	49,000,000	48,995,236
Cancara Asset Securitization Limited (z)	0.56	8-26-2016	36,000,000	35,986,000
Chesham Finance Limited 144A(z)	0.50	8-1-2016	201,000,000	201,000,000
Concord Minutemen Capital Company 144A(z)	0.47	8-2-2016	89,000,000	88,998,838
Concord Minutemen Capital Company 144A(z)	0.47	8-3-2016	94,000,000	93,997,546
Concord Minutemen Capital Company 144A(z)	0.47	8-4-2016	156,000,000	155,993,890
Concord Minutemen Capital Company 144A(z)	0.47	8-5-2016	100,000,000	99,994,778
Crown Point Capital Company LLC 144A±	0.64	8-22-2016	72,000,000	72,000,000
Crown Point Capital Company LLC 144A±	0.67	11-7-2016	192,000,000	192,000,000
Crown Point Capital Company LLC 144A±	0.69	10-25-2016	187,000,000	187,000,000
DCAT LLC (z)	0.65	8-2-2016	14,000,000	13,999,747
DCAT LLC (z)	0.67	8-8-2016	19,000,000	18,997,525
DCAT LLC (z)	0.70	8-22-2016	24,280,000	24,270,086
Gotham Funding Corporation 144A(z)	0.54	8-4-2016	116,200,000	116,194,771
Gotham Funding Corporation 144A(z)	0.57	8-10-2016	80,000,000	79,988,600
Gotham Funding Corporation 144A(z)	0.58	8-29-2016	91,000,000	90,958,949
Gotham Funding Corporation 144A(z)	0.60	8-26-2016	63,000,000	62,973,750
Halkin Finance LLC 144A(z)	0.53	8-1-2016	45,000,000	45,000,000
Halkin Finance LLC 144A(z)	0.55	8-3-2016	97,000,000	96,997,036
Institutional Secured Funding LLC 144A(z)	0.55	8-1-2016	261,000,000	261,000,000
Institutional Secured Funding LLC 144A(z)	0.65	8-12-2016	37,000,000	36,992,651
Institutional Secured Funding LLC 144A(z)	0.65	8-16-2016	63,000,000	62,982,938
Institutional Secured Funding LLC 144A(z)	0.65	8-18-2016	50,000,000	49,984,653
Institutional Secured Funding LLC 144A(z)	0.69	9-1-2016	213,000,000	212,873,443
Kells Funding LLC 144A(z)	0.59	8-9-2016	74,000,000	73,990,298
Kells Funding LLC 144A(z)	0.59	8-23-2016	96,000,000	95,965,387
Kells Funding LLC 144A(z)	0.64	9-20-2016	42,000,000	41,962,667
Kells Funding LLC 144A(z)	0.64	9-22-2016	36,000,000	35,966,720
Legacy Capital Company 144A(z)	0.50	8-1-2016	80,000,000	80,000,000
Lexington Parker Capital Company LLC 144A(z)	0.47	8-1-2016	165,000,000	165,000,000
Lexington Parker Capital Company LLC 144A(z)	0.47	8-2-2016	87,000,000	86,998,864
Lexington Parker Capital Company LLC 144A(z)	0.47	8-3-2016	94,000,000	93,997,546
Lexington Parker Capital Company LLC 144A(z)	0.47	8-4-2016	60,000,000	59,997,650
LMA Americas LLC 144A(z)	0.55	9-2-2016	60,000,000	59,970,667
LMA Americas LLC 144A(z)	0.56	8-11-2016	34,000,000	33,994,711
Manhattan Asset Funding Company LLC 144A(z)	0.54	8-3-2016	169,000,000	168,994,930
Matchpoint Finance plc 144A(z)	0.45	8-1-2016	60,000,000	60,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Matchpoint Finance plc 144A(z)	0.68%	9-1-2016	$41,000,000	$40,975,992
Mountcliff Funding LLC 144A(z)	0.49	8-1-2016	327,000,000	327,000,000
Nieuw Amsterdam Receivable 144A(z)	0.56	8-17-2016	40,000,000	39,990,044
Nieuw Amsterdam Receivable 144A(z)	0.70	8-8-2016	74,000,000	73,989,928
Regency Markets No.1 LLC 144A(z)	0.55	8-12-2016	110,627,000	110,608,409
Regency Markets No.1 LLC 144A(z)	0.55	8-15-2016	32,000,000	31,993,156
Regency Markets No.1 LLC 144A(z)	0.55	8-31-2016	117,773,000	117,719,021
Ridgefield Funding Company LLC 144A±	0.68	9-23-2016	193,000,000	193,000,000
Starbird Funding Corporation 144A(z)	0.63	8-1-2016	70,000,000	70,000,000
Starbird Funding Corporation 144A(z)	0.63	8-2-2016	37,000,000	36,999,353
Starbird Funding Corporation 144A(z)	0.63	8-3-2016	53,000,000	52,998,145
Starbird Funding Corporation 144A(z)	0.64	8-10-2016	60,000,000	59,990,400
Starbird Funding Corporation 144A±	0.64	9-16-2016	112,000,000	112,000,000
Starbird Funding Corporation 144A(z)	0.68	9-1-2016	39,000,000	38,977,163
Versailles Commercial Paper LLC 144A±	0.63	12-8-2016	107,000,000	107,000,000
Versailles Commercial Paper LLC 144A(z)	0.70	8-1-2016	60,000,000	60,000,000
Victory Receivables 144A(z)	0.54	8-2-2016	40,000,000	39,999,400
Victory Receivables 144A(z)	0.55	8-8-2016	36,500,000	36,496,097
Victory Receivables 144A(z)	0.57	8-22-2016	64,000,000	63,978,720
Victory Receivables 144A(z)	0.58	8-30-2016	125,000,000	124,941,597
Victory Receivables 144A(z)	0.60	8-25-2016	25,000,000	24,990,000
Victory Receivables 144A(z)	0.60	8-26-2016	112,000,000	111,953,334
Victory Receivables 144A(z)	0.60	9-7-2016	74,000,000	73,954,367
Working Capital Management Company 144A(z)	0.58	8-1-2016	72,000,000	72,000,000

				7,585,707,258

Financial Company Commercial Paper: 11.41%
ANZ Banking Group Limited 144A(z)	0.57	8-2-2016	73,000,000	72,998,844
ANZ Banking Group Limited 144A(z)	0.65	8-22-2016	75,000,000	74,971,563
ANZ Banking Group Limited 144A(z)	0.65	8-26-2016	75,000,000	74,966,146
ANZ Banking Group Limited 144A(z)	0.65	9-2-2016	74,000,000	73,957,244
Banco De Credito E Inversiones 144A(z)	0.85	8-29-2016	110,000,000	109,927,278
Banco De Credito e Inversiones 144A(z)	0.85	8-30-2016	26,600,000	26,581,786
Bank of Nova Scotia 144A(z)	0.60	9-21-2016	68,000,000	67,942,200
Banque et Caisse d’Epargne de l’Etat (z)	0.66	9-1-2016	75,000,000	74,957,375
BNP Paribas (New York) (z)	0.78	8-15-2016	19,000,000	18,994,237
Caisse Centrale Desjardins du Quebec 144A(z)	0.40	8-2-2016	206,000,000	205,997,711
Caisse Centrale Desjardins du Quebec 144A(z)	0.52	8-9-2016	71,000,000	70,991,796
Caisse Centrale Desjardins du Quebec 144A(z)	0.54	8-8-2016	97,000,000	96,989,888
Caisse Centrale Desjardins du Quebec 144A(z)	0.63	9-15-2016	69,000,000	68,945,663
Caisse Centrale Desjardins du Quebec 144A(z)	0.65	9-12-2016	74,000,000	73,943,883
Caisse Centrale Desjardins du Quebec 144A(z)	0.67	9-29-2016	35,000,000	34,961,568
CDP Financial Incorporated 144A(z)	0.57	9-15-2016	20,000,000	19,985,750
CDP Financial Incorporated 144A(z)	0.58	8-11-2016	33,500,000	33,494,603
Commonwealth Bank of Australia 144A(z)	0.62	9-6-2016	77,000,000	76,952,260
Commonwealth Bank of Australia 144A±	0.83	8-17-2016	112,000,000	112,000,000
Dexia Credit Local (z)	0.65	9-12-2016	216,000,000	215,836,200
HSBC Bank plc 144A(z)	0.63	9-9-2016	54,000,000	53,963,145
Macquarie Bank Limited 144A(z)	0.55	8-1-2016	150,000,000	150,000,000
Macquarie Bank Limited 144A(z)	0.55	8-18-2016	75,000,000	74,980,521
Macquarie Bank Limited 144A(z)	0.55	8-19-2016	117,000,000	116,967,825

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Macquarie Bank Limited 144A(z)	0.62%	9-6-2016	$200,000,000	$199,876,000
Macquarie Bank Limited 144A(z)	0.64	9-1-2016	36,000,000	35,980,160
Macquarie Bank Limited 144A(z)	0.65	9-7-2016	72,000,000	71,952,270
National Australia Bank Limited 144A±	0.80	8-4-2016	151,000,000	151,000,000
National Securities Clearing Corporation 144A(z)	0.50	8-8-2016	22,000,000	21,997,861
Nationwide Building Society 144A(z)	0.64	8-15-2016	127,000,000	126,968,391
Nationwide Building Society 144A(z)	0.70	9-2-2016	66,000,000	65,958,933
Nederlandse Waterschapsbank NV 144A(z)	0.56	8-8-2016	141,000,000	140,984,647
Nederlandse Waterschapsbank NV 144A(z)	0.63	9-1-2016	145,000,000	144,921,962
NRW Bank 144A(z)	0.44	8-2-2016	149,000,000	148,998,179
NRW Bank 144A(z)	0.61	9-16-2016	118,000,000	117,908,026
NV Bank Nederlandse Gemeenten 144A(z)	0.63	8-31-2016	141,000,000	140,925,975
Ontario Teachers Finance Trust 144A(z)	0.66	9-21-2016	54,000,000	53,949,510
PSP Capital Incorporated 144A(z)	0.60	9-14-2016	8,000,000	7,994,133
PSP Capital Incorporated 144A(z)	0.60	9-19-2016	23,000,000	22,981,217
Shagang South Asia Trading Company (z)	1.00	8-4-2016	24,000,000	23,998,000
Suncorp Group Limited 144A(z)	0.74	9-6-2016	77,000,000	76,943,020
Suncorp Group Limited 144A(z)	0.75	9-8-2016	103,000,000	102,918,458
Suncorp Group Limited 144A(z)	0.83	9-29-2016	25,000,000	24,965,993

				3,682,530,221

Other Commercial Paper: 3.70%
Caisse Des Depots et Consignations 144A(z)	0.49	8-2-2016	55,000,000	54,999,251
China International Marine Containers (z)	1.00	8-2-2016	259,000,000	258,992,806
China International Marine Containers (z)	1.00	8-3-2016	84,000,000	83,995,333
China Power International Development (z)	1.00	8-4-2016	65,000,000	64,994,583
China Power International Development (z)	1.00	8-3-2016	83,000,000	82,995,389
China Shipping Container Lines (z)	1.00	8-4-2016	100,000,000	99,991,667
China Shipping Container Lines (z)	1.00	8-1-2016	134,000,000	134,000,000
Erste Abwicklungsanstalt 144A(z)	0.66	8-17-2016	20,000,000	19,994,133
Erste Abwicklungsanstalt 144A(z)	0.66	8-22-2016	78,000,000	77,969,970
Sinochem Capital Company Limited (z)	0.47	8-1-2016	114,000,000	114,000,000
Sinochem Capital Company Limited (z)	0.47	8-9-2016	106,000,000	105,988,929
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	94,000,000	93,996,867

				1,191,918,928

Total Commercial Paper (Cost $12,460,156,407)				12,460,156,407

Municipal Obligations: 12.99%

Alabama: 0.09%

Variable Rate Demand Note ø: 0.09%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.46	4-1-2028	30,000,000	30,000,000

California: 1.05%

Other Municipal Debt: 0.06%
Los Angeles CA Metropolitan Transportation (Transportation Revenue)	0.52	8-2-2016	20,000,000	20,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.99%
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.46%	8-15-2032	$12,825,000	$12,825,000
Irvine CA Unified School District 09-1B (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.43	9-1-2051	13,225,000	13,225,000
Modesto CA Water Certificate of Participation Sereis A (Water & Sewer Revenue, JPMorgan Chase & Company LOC, AGC Insured)	0.43	10-1-2036	30,255,000	30,255,000
Orange County CA Water District Series A (Water Revenue, Lloyds TSB Bank plc LOC) (Water & Sewer Revenue, Citibank NA LOC)	0.43	8-1-2042	37,765,000	37,765,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.48	4-5-2019	50,000,000	50,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.46	12-1-2022	18,500,000	18,500,000
San Bernardino County CA Housing Evergreen Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	5-15-2029	16,600,000	16,600,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.43	4-1-2038	34,230,000	34,230,000
San Diego County CA Water Authority (Water & Sewer Revenue)	0.44	9-8-2016	20,000,000	19,996,562
San Francisco City & County CA Airports Commission Variable Reference second Series A-1 (Airport Revenue, Bank of America NA LOC)	0.44	5-1-2030	22,720,000	22,720,000
San Francisco City & County CA Airports Commission Variable Reference second Series A-2 (Airport Revenue, Bank of America NA LOC)	0.44	5-1-2030	20,000,000	20,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.54	11-1-2041	6,000,000	6,000,000
Santa Clara Valley California Transportation Authority Series 2008A (Tax Revenue, State Street Bank & Trust Company SPA)	0.43	6-1-2026	36,500,000	36,500,000

				318,616,562

Colorado: 1.27%

Variable Rate Demand Notes ø: 1.27%
Avon CO Traer Creek Metropolitan District Refunding Series 2014 (GO Revenue, BNP Paribas LOC)	0.48	10-1-2030	19,163,000	19,163,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.50	10-1-2034	33,680,000	33,680,000
Colorado HFA Class I Series B-1 (Housing Revenue, FHLB LIQ)	0.50	10-1-2038	14,000,000	14,000,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.44	10-1-2033	6,320,000	6,320,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB LIQ)	0.44	10-1-2036	24,620,000	24,620,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.50	4-1-2036	20,180,000	20,180,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.44	10-1-2033	15,145,000	15,145,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.48	5-1-2052	106,695,000	106,695,000
Colorado Southern Ute Indian Tribe Reservation Series 2001 (Industrial Development Revenue)	0.45	11-1-2031	24,000,000	24,000,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	0.53	1-1-2027	46,430,000	46,430,000
Colorado Springs CO Utilities Series A (Utilities Revenue, Bank of America NA SPA)	0.45	11-1-2023	56,500,000	56,500,000
Colorado Springs CO Utilities Series C (Utilities Revenue, Royal Bank of Canada SPA)	0.45	11-1-2028	41,955,000	41,955,000

				408,688,000

Connecticut: 0.31%

Variable Rate Demand Note ø: 0.31%
Connecticut Series C (GO Revenue, Bank of America NA SPA)	0.45	5-15-2034	101,000,000	101,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 0.20%

Variable Rate Demand Notes ø: 0.20%
District of Columbia University Revenue American University Series A (Education Revenue, Royal Bank of Canada LOC)	0.44%	10-1-2036	$25,000,000	$25,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.46	10-1-2039	41,000,000	41,000,000

				66,000,000

Florida: 0.66%

Variable Rate Demand Notes ø: 0.66%
Jacksonville FL Capital Projects Series 2008-A (Utilities Revenue, Bank of America NA LOC)	0.47	10-1-2034	31,665,000	31,665,000
Miami Dade County FL Special Obligation Juvenile Courthouse Series B (Miscellaneous Revenue, TD Bank NA LOC, Ambac Insured)	0.42	4-1-2043	17,000,000	17,000,000
Orlando FL Utilities Commission Series 1 (Utilities Revenue, JPMorgan Chase & Company SPA)	0.44	10-1-2033	65,435,000	65,435,000
Orlando FL Utilities Commission System Series 2015B (Utilities Revenue, TD Bank NA SPA)	0.43	10-1-2039	51,830,000	51,830,000
Tender Option Bond Trust Receipts/Certificates Broward County Airport (Airport Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.48	10-1-2020	47,025,000	47,025,000

				212,955,000

Georgia: 0.41%

Other Municipal Debt: 0.06%
Municipal Electricity Authority of Georgia (Utilities Revenue)	0.52	8-12-2016	17,587,000	17,587,000

Variable Rate Demand Notes ø: 0.35%
JP Morgan Chase PUTTER/DRIVER Trust Series (Miscellaneous Revenue, Societe Generale LOC, National/FGIC Insured, Societe Generale LIQ) 144A	0.50	1-1-2035	33,650,000	33,650,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.65	12-1-2022	30,000,000	30,000,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.65	12-1-2022	50,000,000	50,000,000

				113,650,000

Illinois: 0.53%

Variable Rate Demand Notes ø: 0.53%
Illinois Development Finance Authority Francis W Parker School Project (Education Revenue, BMO Harris Bank NA LOC)	0.46	4-1-2029	23,700,000	23,700,000
Illinois Development Finance Authority Lyric Opera Chicago Project (Miscellaneous Revenue, Northern Trust Company LOC)	0.45	12-1-2028	40,800,000	40,800,000
Illinois Housing Development Foxview I & II Apartments (Housing Revenue, FHLMC LIQ)	0.44	1-1-2041	29,000,000	29,000,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.46	1-1-2031	77,445,000	77,445,000

				170,945,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 0.09%

Variable Rate Demand Notes ø: 0.09%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.54%	2-1-2045	$16,280,000	$16,280,000
Louisiana PFA Coca Cola Bottling Company Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.44	4-2-2023	12,125,000	12,125,000

				28,405,000

Maine: 0.51%

Variable Rate Demand Notes ø: 0.51%
Maine Housing Authority Series B-2 (Housing Revenue, State Street Bank & Trust Company SPA)	0.45	11-15-2037	28,000,000	28,000,000
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.45	11-15-2039	55,000,000	55,000,000
Maine Housing Authority Series E-3 (Housing Revenue, Citibank NA SPA)	0.45	11-15-2038	15,000,000	15,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.45	11-15-2032	39,585,000	39,585,000
Portland ME Pension Bonds (GO Revenue, Sumitomo Mitsui Banking SPA)	0.49	6-1-2026	28,075,000	28,075,000

				165,660,000

Massachusetts: 0.59%

Variable Rate Demand Notes ø: 0.59%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA)	0.00	1-1-2029	45,000,000	45,000,000
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA)	0.46	1-1-2039	71,745,000	71,745,000
Massachusetts Department of Transportation Serries A1 (Transportation Revenue, Citibank NA LOC)	0.43	1-1-2037	24,500,000	24,500,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.47	8-1-2037	49,180,000	49,180,000

				190,425,000

Michigan: 0.35%

Variable Rate Demand Notes ø: 0.35%
Jackson County MI Hospital Finance Authority Allegiance Health Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.47	6-1-2036	31,350,000	31,350,000
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.48	9-1-2053	49,760,000	49,760,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.59	4-1-2042	2,690,000	2,690,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.51	10-1-2039	29,000,000	29,000,000

				112,800,000

Minnesota: 0.11%

Variable Rate Demand Notes ø: 0.11%
Minnesota Office of Higher Education Student A (Education Revenue, U.S. Bank NA LOC)	0.45	12-1-2043	12,225,000	12,225,000
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC)	0.45	10-1-2042	22,758,000	22,758,000

				34,983,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 0.12%

Variable Rate Demand Note ø: 0.12%
Mississippi Business Finance Commisision Gulf Opportunity Zone Chevron USA Incorporated (Industrial Development Revenue)	0.44%	12-1-2030	$37,000,000	$37,000,000

Nebraska: 0.15%

Variable Rate Demand Notes ø: 0.15%
Nebraska Investment Finance Authority Single Family Housing Series B (Housing Revenue, FHLB SPA)	0.46	9-1-2038	25,400,000	25,400,000
Nebraska Investment Finance Authority Single Family Housing Seriies F (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.46	3-1-2038	21,875,000	21,875,000

				47,275,000

Nevada: 0.38%

Variable Rate Demand Note ø: 0.38%
Clark County NV Airport Lien Series C-1 (Airport Revenue, JPMorgan Chase & Company LOC)	0.45	7-1-2040	122,900,000	122,900,000

New Hampshire: 0.03%

Variable Rate Demand Note ø: 0.03%
New Hampshire HEFA Tilton School Issue Series 2006 (Education Revenue, TD Bank NA LOC)	0.43	2-1-2036	11,000,000	11,000,000

New York: 3.22%

Variable Rate Demand Notes ø: 3.22%
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.54	3-15-2040	16,000,000	16,000,000
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.43	7-1-2031	35,620,000	35,620,000
New York Dormitory Authority Series A (Health Revenue, FNMA Insured, FNMA LIQ)	0.44	11-15-2036	11,280,000	11,280,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	5-15-2034	2,500,000	2,500,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.83	5-1-2048	216,550,000	216,550,000
New York HFA Biltmore Tower (Housing Revenue, FNMA Insured, FNMA LIQ)	0.48	5-15-2034	37,300,000	37,300,000
New York HFA Manhattan West Residential Housing Series B-2 (Housing Revenue, Bank of China LOC)	1.05	11-1-2049	32,200,000	32,200,000
New York HFA Series A (Housing Revenue, FHLMC LIQ)	0.42	11-1-2037	22,600,000	22,600,000
New York HFA Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	11-15-2036	16,800,000	16,800,000
New York HFA 625 57Th Street Series A-2 (Housing Revenue, Bank of New York Mellon LOC)	0.43	5-1-2049	31,650,000	31,650,000
New York HFA 625 W 57TH Street Series A (Housing Revenue, Bank of New York Mellon LOC)	0.45	5-1-2049	30,000,000	30,000,000
New York HFA Shore Hill Series A (Housing Revenue, FHLMC LIQ)	0.45	5-1-2045	19,500,000	19,500,000
New York HFA Taxable Variable 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC)	0.84	5-1-2050	8,000,000	8,000,000
New York HFA Riverside Center 2 Series A-2 (Housing Revenue, Bank of America NA LOC)	0.45	11-1-2046	26,000,000	26,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.00	11-1-2032	48,090,000	48,090,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York NY Health & Hospital Corporation Series C (Health Revenue, TD Bank NA LOC)	0.42%	2-15-2031	$20,000,000	$20,000,000
New York NY Housing Development Corporation 201 Pearl Street Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	10-15-2041	9,000,000	9,000,000
New York NY Subseries A-4 (GO Revenue, Sumitomo Bank Limited LOC)	0.43	10-1-2041	29,910,000	29,910,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.54	9-1-2024	39,000,000	39,000,000
New York Taxable Trust Floater Series Yeshiva University (Education Revenue, Citibank NA LIQ) 144A	0.54	9-1-2024	80,500,000	80,500,000
New York Urban Development Corporate Series A3A (Tax Revenue, JPMorgan Chase & Company SPA)	0.46	3-15-2033	63,525,000	63,525,000
New York Urban Development Corporate Series A3C (Tax Revenue, JPMorgan Chase & Company SPA)	0.46	3-15-2033	64,015,000	64,015,000
New York Urban Development Corporation Series A3D (Tax Revenue, JPMorgan Chase & Company SPA)	0.46	3-15-2033	70,515,000	70,515,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.94	7-1-2017	69,395,000	69,395,000
Syracuse NY IDAG University Series A (Education Revenue, U.S. Bank NA LOC)	0.44	12-1-2035	39,800,000	39,800,000

				1,039,750,000

North Carolina: 0.11%

Variable Rate Demand Notes ø: 0.11%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.43	1-15-2044	30,120,000	30,120,000
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.45	7-1-2027	6,540,000	6,540,000

				36,660,000

Ohio: 0.16%

Variable Rate Demand Notes ø: 0.16%
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase & Company LOC)	0.43	1-1-2037	28,340,000	28,340,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.51	3-1-2032	23,800,000	23,800,000

				52,140,000

Other: 0.40%

Variable Rate Demand Notes ø: 0.40%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	0.50	1-15-2042	42,815,675	42,815,675
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	0.54	8-15-2021	865,000	865,000
FHLMC MFHR Series M017 Class A (Housing Revenue, FHLMC LIQ)	0.52	8-15-2016	71,677,000	71,677,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.49	6-15-2036	11,940,000	11,940,000

				127,297,675

Pennsylvania: 0.38%

Other Municipal Debt: 0.05%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70	8-1-2016	17,000,000	17,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.33%
Pennsylvania HFA Series 88-B (Housing Revenue, TD Bank NA SPA)	0.44%	10-1-2036	$13,075,000	$13,075,000
Philadelphia PA Gas Works Company Series D (Utilities Revenue, Royal Bank of Canada LOC)	0.44	8-1-2031	31,100,000	31,100,000
Philadelphia PA School District Series A (GO Revenue, Bank of America NA LOC)	0.45	6-1-2026	41,520,000	41,520,000
Pittsburgh PA Water & Sewer Auhority 1st Lien Series B2 (Water & Sewer Revenue, Royal Bank of Canada LOC)	0.44	9-1-2039	21,045,000	21,045,000

				106,740,000

South Carolina: 0.16%

Other Municipal Debt: 0.13%
South Carolina Public Service Authority (Utilities Revenue)	0.52	8-23-2016	1,436,000	1,436,000
South Carolina Public Service Authority (Utilities Revenue)	0.52	8-23-2016	14,000,000	14,000,000
South Carolina Public Service Authority (Utilities Revenue)	0.53	8-30-2016	26,678,000	26,678,000

				42,114,000

Variable Rate Demand Note ø: 0.03%
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, TD Bank NA LOC)	0.46	12-1-2038	9,200,000	9,200,000

Tennessee: 0.27%

Variable Rate Demand Notes ø: 0.27%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	0.60	12-1-2024	60,000,000	60,000,000
Montgomery County TN Industrial Development Hankook Bonds Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	0.60	12-1-2024	26,700,000	26,700,000

				86,700,000

Texas: 0.65%

Variable Rate Demand Notes ø: 0.65%
Austin TX Sub Series B (Tax Revenue, JPMorgan Chase & Company LOC)	0.46	11-15-2029	21,550,000	21,550,000
Austin TX Water & Wastewater System (Water & Sewer Revenue, Citibank NA LOC)	0.45	5-15-2031	28,500,000	28,500,000
Houston TX Adjustable Refunding First Lien B3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.45	5-15-2034	29,150,000	29,150,000
Houston TX Higher Educatuion Finance Corporation Rice University Project Series B (Education Revenue)	0.45	5-15-2048	21,365,000	21,365,000
Texas Department of Housing & Community Affairs Foundation Asmara (Housing Revenue, FHLMC LIQ)	0.44	7-1-2033	8,800,000	8,800,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA)	0.50	9-1-2038	24,000,000	24,000,000
Texas Department of Housing & Community Affairs Series C (Housing Revenue, Texas State Treasurer LIQ)	0.55	9-1-2017	3,090,000	3,090,000
Texas Tollway Authortiy Series D (Transportation Revenue, Royal Bank of Canada LOC)	0.45	1-1-2049	37,500,000	37,500,000
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, Bank of New York Mellon LOC)	0.45	2-1-2032	36,565,000	36,565,000

				210,520,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Utah: 0.14%

Variable Rate Demand Notes ø: 0.14%
Utah County Hospital Revenue Series C (Health Revenue, U.S. Bank NA SPA)	0.43%	5-15-2035	$5,775,000	$5,775,000
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.48	10-1-2037	39,665,000	39,665,000

				45,440,000

Virginia: 0.07%

Variable Rate Demand Notes ø: 0.07%
Fairfax County VA EDA Smithsonian Institution Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.44	12-1-2033	10,600,000	10,600,000
Hanover County VA EDA Bon Secours Health System Incorporated Series 2008D-2 (Health Revenue, U.S. Bank NA LOC)	0.43	11-1-2025	11,340,000	11,340,000

				21,940,000

Washington: 0.13%

Other Municipal Debt: 0.04%
Port of Seattle WA Series B (Port Authority Revenue)	0.50	8-2-2016	14,000,000	14,000,000

Variable Rate Demand Note ø: 0.09%
Washington Housing Finance Commission Kitts Corner Apartments Project (Housing Revenue, FHLB LOC)	0.46	9-1-2049	27,500,000	27,500,000

West Virginia: 0.11%

Variable Rate Demand Note ø: 0.11%
Cabell County WV University Facilities Variable Provident Group (Education Revenue, Bank of America NA LOC)	0.48	7-1-2039	36,440,000	36,440,000

Wisconsin: 0.34%

Variable Rate Demand Notes ø: 0.34%
Wisconsin Housing & EDA Series E (Housing Revenue, FHLB SPA)	0.48	9-1-2035	13,500,000	13,500,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.55	5-1-2030	32,765,000	32,765,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.55	11-1-2030	26,175,000	26,175,000
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC)	0.43	1-1-2042	4,965,000	4,965,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.44	12-1-2047	10,000,000	10,000,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	0.44	11-1-2047	21,775,000	21,775,000

				109,180,000

Total Municipal Obligations (Cost $4,192,511,237)				4,192,511,237

Other: 0.35%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±144A§	0.55	8-1-2040	25,200,000	25,200,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 (JPMorgan Chase & Company LIQ) ±144A§	0.57	3-1-2040	72,200,000	72,200,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Nuveen Enhanced Municipal Credit Opportunities Fund Series 2 (JPMorgan Chase & Company LIQ) ±144A§	0.57%	3-1-2040	$14,800,000	$14,800,000

Total Other (Cost $112,200,000)				112,200,000

Other Instruments: 3.66%
DBS Bank Limited Pooled Bank Deposit Product	0.50	8-1-2016	705,000,000	705,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.45	8-1-2016	395,000,000	395,000,000
Salt River Project Agricultural Improvement & Power District Series D1 (z)	0.52	8-8-2016	32,000,000	31,996,764
Salt River Project Agricultural Improvement & Power District Series D1 (z)	0.52	8-10-2016	30,000,000	29,996,100
Salt River Project Agricultural Improvement & Power District Series D1 (z)	0.52	8-11-2016	17,500,000	17,497,472

Total Other Instruments (Cost $1,179,490,336)				1,179,490,336

Other Notes: 3.29%

Corporate Bonds and Notes: 3.29%
Ballenisles Country Club Notes ±§	0.80	12-1-2022	12,460,000	12,460,000
Hartford Healthcare Corporation ±§	0.47	7-1-2049	50,000,000	50,000,000
Jets Stadium Development Bonds 144A±§	0.47	4-1-2047	35,800,000	35,800,000
Jets Stadium Finance Secured Bond 144A±§	0.47	4-1-2047	22,930,000	22,930,000
Keep Memory Alive ±§	0.42	5-1-2037	33,110,000	33,110,000
Providence Health & Services ±§	0.50	10-1-2042	54,190,000	54,190,000
Racetrac Capital LLC ±§	0.44	9-1-2020	14,000,000	14,000,000
SSAB AB Series A ±§	0.47	6-1-2035	15,000,000	15,000,000
SSAB AB Series B ±§	0.47	8-1-2035	20,000,000	20,000,000
Steadfast Crestvilla LLC Series A ±§	0.46	2-1-2056	5,640,000	5,640,000
Steadfast Crestvilla LLC Series B ±§	0.46	2-1-2056	3,760,000	3,760,000
Studio Sixty LLC Secured ±§	0.45	2-1-2056	14,200,000	14,200,000
United Overseas Bank Limited ±§	0.49	1-1-2050	770,000,000	770,000,000
World Wildlife Fund ±§	0.49	7-1-2030	10,885,000	10,885,000

Total Other Notes (Cost $1,061,975,000)				1,061,975,000

Repurchase Agreements ^^: 8.36%
Bank of America Corporation, dated 7-29-2016, maturity value $727,021,204 (1)	0.35	8-1-2016	727,000,000	727,000,000
Bank of Nova Scotia, dated 7-29-2016, maturity value $364,761,365 (2)	0.34	8-1-2016	364,751,031	364,751,031
BNP Paribas Securities Corporation, dated 7-29-2016, maturity value $473,413,019 (3)	0.33	8-1-2016	473,400,000	473,400,000
Deutsche Bank Securities, dated 7-29-2016, maturity value $370,012,025 (4)	0.39	8-1-2016	370,000,000	370,000,000
Goldman Sachs & Company, dated 7-1-2016, maturity value $300,200,000 (5)±§¢(i)	0.40	8-30-2016	300,000,000	300,000,000
JPMorgan Securities, dated 7-1-2016, maturity value $151,049,411 (6)±¢	0.38	8-1-2016	151,000,000	151,000,000
JPMorgan Securities, dated 7-1-2016, maturity value $302,311,815 (7)±§¢(i)	0.59	9-2-2016	302,000,000	302,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 7-29-2016, maturity value $9,800,286 (8)	0.35	8-1-2016	9,800,000	9,800,000

Total Repurchase Agreements (Cost $2,697,951,031)				2,697,951,031

Total investments in securities (Cost $32,431,004,933) *	100.51%	32,431,004,933
Other assets and liabilities, net	(0.51)	(164,823,142)

Total net assets	100.00%	$32,266,181,791

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	19

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $748,810,000.

(2)	U.S. government securities, 1.79% to 7.00%, 1-1-2020 to 7-1-2046, fair value including accrued interest is $375,693,562.

(3)	U.S. government securities, 0.00% to 8.88%, 10-13-2016 to 11-15-2045, fair value including accrued interest is $482,869,529.

(4)	U.S. government securities, 0.75% to 4.75%, 11-30-2016 to 8-15-2040, fair value including accrued interest is $377,400,016.

(5)	U.S. government securities, 0.00%, 8-2-2016 to 3-7-2017, fair value is $306,000,000.

(6)	U.S. government securities, 2.39% to 9.00%, 12-1-2020 to 2-1-2048, fair value including accrued interest is $155,532,824.

(7)	U.S. government securities, 0.00% to 4.30%, 8-1-2016 to 8-1-2046, fair value including accrued interest is $308,962,172.

(8)	U.S. government security, 4.00%, 12-20-2045, fair value including accrued interest is $10,094,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Heritage Money Market Fund	Statement of assets and liabilities—July 31, 2016 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$32,431,004,933
Cash	2,754,465
Receivable for Fund shares sold	347,706
Receivable for interest	6,811,040
Prepaid expenses and other assets	345,795

Total assets	32,441,263,939

Liabilities
Dividends payable	4,267,898
Payable for investments purchased	164,787,280
Payable for Fund shares redeemed	375,806
Management fee payable	2,383,235
Administration fees payable	1,393,981
Accrued expenses and other liabilities	1,873,948

Total liabilities	175,082,148

Total net assets	$32,266,181,791

NET ASSETS CONSIST OF
Paid-in capital	$32,273,101,934
Overdistributed net investment income	(422,433)
Accumulated net realized losses on investments	(6,497,710)

Total net assets	$32,266,181,791

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$261,274,332
Shares outstanding – Administrator Class[1]	261,261,420
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$5,585,305,570
Shares outstanding – Institutional Class[1]	5,584,970,036
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$26,011,805,369
Shares outstanding – Select Class[1]	26,010,680,935
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$407,796,520
Shares outstanding – Service Class[1]	407,771,270
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2016 (unaudited)	Wells Fargo Heritage Money Market Fund	21

Investment income
Interest	$110,538,210

Expenses
Management fee	26,728,442
Administration fees
Administrator Class	152,648
Institutional Class	3,237,888
Select Class	6,158,990
Service Class	466,905
Shareholder servicing fees
Administrator Class	152,648
Service Class	968,772
Custody and accounting fees	1,225,984
Professional fees	32,271
Registration fees	291,407
Shareholder report expenses	39,492
Trustees’ fees and expenses	8,603
Other fees and expenses	307,424

Total expenses	39,771,474
Less: Fee waivers and/or expense reimbursements	(9,482,732)

Net expenses	30,288,742

Net investment income	80,249,468

Net realized gains on investments	75,522

Net increase in net assets resulting from operations	$80,324,990

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Heritage Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$80,249,468		$57,918,622
Net realized gains on investments		75,522		44,104

Net increase in net assets resulting from operations		80,324,990		57,962,726

Distributions to shareholders from
Net investment income
Administrator Class		(340,853)		(82,844)
Institutional Class		(14,304,630)		(6,964,106)
Select Class		(65,121,595)		(50,705,296)
Service Class		(482,390)		(166,376)

Total distributions to shareholders		(80,249,468)		(57,918,622)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	385,302,201	385,302,201	859,971,672	859,971,672
Institutional Class	24,656,274,842	24,656,274,842	48,495,724,190	48,495,724,190
Select Class	212,344,417,383	212,344,417,383	454,724,848,158	454,724,848,158
Service Class	8,966,025,323	8,966,025,323	25,397,956,170	25,397,956,170

		246,352,019,749		529,478,500,190

Reinvestment of distributions
Administrator Class	170,211	170,211	33,087	33,087
Institutional Class	3,820,109	3,820,109	1,709,633	1,709,633
Select Class	38,779,831	38,779,831	27,982,825	27,982,825
Service Class	71,028	71,028	19,446	19,446

		42,841,179		29,744,991

Payment for shares redeemed
Administrator Class	(382,352,460)	(382,352,460)	(914,600,653)	(914,600,653)
Institutional Class	(27,327,414,777)	(27,327,414,777)	(49,641,942,181)	(49,641,942,181)
Select Class	(223,590,857,420)	(223,590,857,420)	(452,780,915,187)	(452,780,915,187)
Service Class	(9,456,573,845)	(9,456,573,845)	(25,624,163,521)	(25,624,163,521)

		(260,757,198,502)		(528,961,621,542)

Net increase (decrease) in net assets resulting from capital share transactions		(14,362,337,574)		546,623,639

Total increase (decrease) in net assets		(14,362,262,052)		546,667,743

Net assets
Beginning of period		46,628,443,843		46,081,776,100

End of period		$32,266,181,791		$46,628,443,843

Overdistributed net investment income		$(422,433)		$(422,433)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.11%	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.33%	0.25%	0.19%	0.20%	0.24%	0.24%
Net investment income	0.22%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$261,274	$258,152	$312,748	$286,618	$278,541	$374,371

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.08%	0.01%	0.02%	0.05%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.19%	0.19%	0.20%	0.20%
Net investment income	0.35%	0.08%	0.01%	0.02%	0.05%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$5,585,306	$8,252,614	$9,397,113	$10,473,476	$7,815,293	$11,089,557

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SELECT CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	0.15%	0.07%	0.09%	0.12%	0.12%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.42%	0.16%	0.07%	0.08%	0.12%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$26,011,805	$37,219,390	$35,247,440	$30,569,838	$27,354,255	$15,353,756

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.50%	0.50%	0.50%	0.51%
Net expenses	0.43%	0.27%	0.19%	0.20%	0.24%	0.24%
Net investment income	0.12%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$407,797	$898,288	$1,124,475	$1,064,804	$662,253	$993,333

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Heritage Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

28	Wells Fargo Heritage Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $$6,573,232 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Heritage Money Market Fund	29

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10 % and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Heritage Money Market Fund	Notes to financial statements (unaudited)

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective on or before October 5, 2016, the Fund will no longer maintain a stable $1.00 net asset value (NAV) and instead will be offered as a floating, market-based NAV.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

34	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with the WellsCap and Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	35

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

36	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Heritage Money Market Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245334 09-16 SA304/SAR304 07-16

Semi-Annual Report

July 31, 2016

Institutional Money Market Funds

■	Wells Fargo Municipal Cash Management Money Market Fund

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The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective on or before October 5 , 2016 (the “Effective Date”), the Fund will no longer maintain a stable $1.00 net asset value (“NAV”) and will instead transact at its market-based NAV, rounded to four decimal places. As of the Effective Date, the Fund will implement the following multiple intraday price times in order to continue providing same-day settlement and intraday liquidity. We will calculate the NAV at the following times each business day:

Same-day settle (ET)	Next-day settle (ET)
9 a.m., 12 p.m.	5 p.m.*

*	Next-day settlement only; daily dividends calculated using 5 p.m. NAV.

As of the Effective Date, the Fund will also no longer support the following features:

■	National Securities Clearing Corporation (NSCC) trading
■	Automated Clearing House (ACH) trading
■	Checkwriting
■	Exchanges

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.07	0.04	0.83	0.37	0.30
Institutional Class (EMMXX)	11-20-1996	0.11	0.05	0.85	0.25	0.20
Service Class (EISXX)	11-25-1996	0.03	0.03	0.74	0.54	0.45

Yield summary (%) as of July 31, 20163

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.19	0.29	0.12
7-day compound yield	0.19	0.29	0.12
30-day simple yield	0.16	0.26	0.06
30-day compound yield	0.16	0.26	0.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Effective maturity distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
6 days

Weighted average life as of July 31, 2016[6]
6 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.11%, 0.23%, and 0.12% for Administrator Class, Institutional Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,000.57	$1.10	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$1.11	0.22%
Institutional Class
Actual	$1,000.00	$1,000.93	$0.90	0.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.03	$0.91	0.18%
Service Class
Actual	$1,000.00	$1,000.16	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.56	0.31%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 85.17%

Alabama: 0.65%

Variable Rate Demand Note ø: 0.65%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.62%	8-1-2041	$4,500,000	$4,500,000

Arizona: 3.68%

Variable Rate Demand Notes ø: 3.68%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.51	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.51	8-1-2026	2,500,000	2,500,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	7-1-2024	15,600,000	15,600,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.50	8-1-2022	3,700,000	3,700,000

				25,400,000

California: 1.18%

Other Municipal Debt: 0.42%
California GO Series A2 (GO Revenue)	0.43	8-3-2016	2,900,000	2,900,000

Variable Rate Demand Note ø: 0.76%
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	8-1-2031	5,240,000	5,240,000

Colorado: 2.20%

Variable Rate Demand Notes ø: 2.20%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.56	10-1-2019	1,230,000	1,230,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.50	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.58	10-1-2037	3,000,000	3,000,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.48	12-1-2031	2,760,000	2,760,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.52	11-15-2025	3,400,000	3,400,000

				15,140,000

Florida: 4.75%

Other Municipal Debt: 2.58%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.43	8-15-2016	3,900,000	3,900,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.45	8-4-2016	10,500,000	10,500,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.44	8-3-2016	3,400,000	3,400,000

				17,800,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 2.17%
Florida Tender Option Bond Trust Receipts/Certificates (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.59%	7-1-2032	$1,915,000	$1,915,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.64	10-1-2030	4,995,000	4,995,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XM0300 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.47	1-1-2020	1,515,000	1,515,000
Hillsborough County FL Aviation Authority Tender Option Bond Trust Receipts/Certificates Series 2016 ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) 144A	0.54	10-1-2038	6,510,000	6,510,000

				14,935,000

Georgia: 1.57%

Other Municipal Debt: 0.37%
Stephens County GA Development Authority Caterpillar Incorporated Project (Industrial Development Revenue)	0.74	8-1-2016	2,520,000	2,520,000

Variable Rate Demand Notes ø: 1.20%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.74	3-1-2037	6,310,000	6,310,000
Main Street Natural Gas Incorporated Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.54	8-1-2040	1,985,000	1,985,000

				8,295,000

Hawaii: 0.97%

Variable Rate Demand Note ø: 0.97%
Hawaii Tender Option Bond Trust Receipts/Certificates Series 2016 XM0302 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.47	11-1-2020	6,665,000	6,665,000

Illinois: 3.11%

Variable Rate Demand Notes ø: 3.11%
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.64	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.64	6-1-2022	4,300,000	4,300,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF0107 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.54	2-1-2033	1,275,000	1,275,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.46	7-1-2023	1,140,000	1,140,000
Joliet IL Regional Port District Exxon Project Series 1989 (Industrial Development Revenue)	0.34	10-1-2024	5,700,000	5,700,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.50	7-1-2029	2,600,000	2,600,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue)	0.64	2-1-2030	3,300,000	3,300,000

				21,461,000

Indiana: 0.83%

Variable Rate Demand Notes ø: 0.83%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.55	12-1-2027	3,420,000	3,420,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.55%	3-1-2041	$1,430,000	$1,430,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.64	12-1-2016	200,000	200,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.58	9-1-2018	700,000	700,000

				5,750,000

Iowa: 2.88%

Variable Rate Demand Notes ø: 2.88%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	1-1-2019	13,400,000	13,400,000
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.53	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.46	6-1-2039	4,400,000	4,400,000

				19,875,000

Kansas: 0.20%

Variable Rate Demand Note ø: 0.20%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.50	11-1-2020	1,405,000	1,405,000

Kentucky: 0.97%

Variable Rate Demand Note ø: 0.97%
Louisville & Jefferson County KY Norton Healthcare Series B (Health Revenue, PNC Bank NA LOC)	0.37	10-1-2039	6,665,000	6,665,000

Louisiana: 2.03%

Variable Rate Demand Notes ø: 2.03%
Louisiana BAN Series 2016-A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	8-15-2016	4,000,000	4,000,000
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.38	10-1-2033	10,000,000	10,000,000

				14,000,000

Maryland: 2.45%

Variable Rate Demand Note ø: 2.45%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.62	3-1-2030	16,900,000	16,900,000

Massachusetts: 2.00%

Variable Rate Demand Notes ø: 2.00%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.48	7-1-2027	7,100,000	7,100,000
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.65	6-1-2018	700,000	700,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	9-1-2017	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39%	6-1-2018	$3,000,000	$3,000,000

				13,800,000

Michigan: 5.05%

Variable Rate Demand Notes ø: 5.05%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	16,400,000	16,400,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.37	6-1-2034	290,000	290,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.59	4-1-2042	9,235,000	9,235,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.66	12-1-2038	8,870,000	8,870,000

				34,795,000

Minnesota: 4.42%

Variable Rate Demand Notes ø: 4.42%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.55	1-15-2038	16,865,000	16,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53	8-15-2038	750,000	750,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Health Revenue, JPMorgan Chase & Company LOC)	0.39	11-15-2035	10,915,000	10,915,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.67	2-1-2027	1,225,000	1,225,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.55	6-1-2032	700,000	700,000

				30,455,000

Mississippi: 2.92%

Variable Rate Demand Notes ø: 2.92%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series H (Industrial Development Revenue)	0.40	11-1-2035	11,840,000	11,840,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	11-1-2018	8,300,000	8,300,000

				20,140,000

Missouri: 0.68%

Variable Rate Demand Notes ø: 0.68%
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.46	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47	5-1-2043	2,000,000	2,000,000

				4,670,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 1.72%

Variable Rate Demand Notes ø: 1.72%
Lincoln NE Electric System Series 2900 (Utilities Revenue, Credit Suisse LIQ)	0.53%	9-1-2037	$5,674,412	$5,674,412
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.44	9-1-2031	6,190,000	6,190,000

				11,864,412

New Hampshire: 0.00%

Variable Rate Demand Note ø: 0.00%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.48	6-1-2039	139	139

New Jersey: 0.34%

Variable Rate Demand Note ø: 0.34%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015 XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.54	4-1-2023	2,350,000	2,350,000

New York: 2.09%

Variable Rate Demand Notes ø: 2.09%
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.38	3-1-2034	1,745,000	1,745,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.39	6-15-2048	5,450,000	5,450,000
New York NY Sub Series D-4 (GO Revenue, TD Bank NA LOC)	0.39	8-1-2040	320,000	320,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.39	11-1-2029	100,000	100,000
New York NY Transitional Finance Authority Sub Series A-5 (Tax Revenue, U.S. Bank NA SPA)	0.40	8-1-2039	5,100,000	5,100,000
New York Tender Option Bond Trust Receipts/Certificates Series 2014 XF0001 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.52	5-1-2017	1,710,000	1,710,000

				14,425,000

North Carolina: 0.42%

Variable Rate Demand Notes ø: 0.42%
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.44	7-1-2032	1,600,000	1,600,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.44	7-1-2032	1,300,000	1,300,000

				2,900,000

North Dakota: 0.20%

Variable Rate Demand Note ø: 0.20%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.62	12-1-2022	1,375,000	1,375,000

Ohio: 1.79%

Variable Rate Demand Notes ø: 1.79%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.42	6-1-2034	10,660,000	10,660,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.51%	3-1-2032	$1,700,000	$1,700,000

				12,360,000

Oklahoma: 1.60%

Variable Rate Demand Note ø: 1.60%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.37	1-1-2028	11,000,000	11,000,000

Oregon: 1.62%

Variable Rate Demand Note ø: 1.62%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.41	6-15-2027	11,200,000	11,200,000

Other: 9.30%

Variable Rate Demand Notes ø: 7.16%
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.50	6-1-2038	1,310,000	1,310,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.56	9-1-2039	1,000,000	1,000,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	1-1-2018	595,000	595,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	2-15-2028	10,088,000	10,088,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.49	1-15-2047	12,328,000	12,328,000
FHLMC MFHR Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.49	11-15-2036	18,860,000	18,860,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.49	6-15-2036	14,725,000	14,725,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.47	12-15-2045	2,470,000	2,470,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.47	3-15-2049	2,700,000	2,700,000

				64,076,000

Pennsylvania: 0.89%

Variable Rate Demand Notes ø: 0.89%
Bucks County PA Industrial Development Authority Grand View Hospital Series A (Health Revenue, TD Bank NA LOC)	0.43	7-1-2034	1,535,000	1,535,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.47	6-1-2035	100,000	100,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.56	12-1-2025	2,000,000	2,000,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015 ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.47	6-1-2044	200,000	200,000
Tender Option Bond Trust Receipts/Certificates Series 2016 ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	0.49	4-1-2029	2,325,000	2,325,000

				6,160,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 4.79%

Other Municipal Debt: 4.06%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.54%	8-1-2016	$9,900,000	$9,900,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.54	8-1-2016	9,900,000	9,900,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.54	8-1-2016	8,200,000	8,200,000

				28,000,000

Variable Rate Demand Note ø: 0.73%
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.50	3-1-2032	4,995,000	4,995,000

South Dakota: 0.23%

Variable Rate Demand Note ø: 0.23%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.51	7-1-2037	1,600,000	1,600,000

Texas: 13.03%

Other Municipal Debt: 0.10%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	700,000	700,991

Variable Rate Demand Notes ø: 12.93%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.52	6-30-2020	4,500,000	4,500,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.53	8-1-2039	1,700,000	1,700,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	10,000,000	10,000,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue)	0.34	11-1-2038	8,480,000	8,480,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2011 (Industrial Development Revenue)	0.34	11-1-2051	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.53	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.46	3-1-2042	7,500,000	7,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.46	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.51	4-1-2028	15,500,000	15,500,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.74	12-15-2026	16,041,892	16,041,892
Texas Tender Option Bond Trust Receipts/Certificates Series 2016 XM0343 (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.50	12-1-2023	5,400,000	5,400,000

				89,121,892

Utah: 0.73%

Variable Rate Demand Note ø: 0.73%
Weber County UT Hospital IHC Health Services Series 2000C (Health Revenue, Bank of New York Mellon SPA)	0.38	2-15-2035	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 1.41%

Variable Rate Demand Notes ø: 1.41%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.48%	5-1-2037	$4,200,000	$4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.48	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia: 0.28%

Variable Rate Demand Note ø: 0.28%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.52	4-1-2026	1,900,000	1,900,000

Washington: 0.66%

Variable Rate Demand Notes ø: 0.66%
Squaxin Island Tribe Washington Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.54	5-1-2028	1,240,000	1,240,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.50	9-1-2021	3,300,000	3,300,000

				4,540,000

West Virginia: 0.97%

Variable Rate Demand Notes ø: 0.97%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.50	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.50	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin: 0.56%

Variable Rate Demand Notes ø: 0.56%
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.70	9-1-2019	330,000	330,000
Wisconsin HEFA University of Wisconsin Medical Foundation (Health Revenue, JPMorgan Chase & Company LOC)	0.50	5-1-2030	3,500,000	3,500,000

				3,830,000

Total Municipal Obligations (Cost $587,109,434)				587,109,434

Other: 8.47%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A§±	0.56	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A§±	0.55	8-1-2040	3,700,000	3,700,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 2 (JPMorgan Chase & Company LIQ) 144A§±	0.57	3-1-2040	15,000,000	15,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A§±	0.55	8-3-2043	13,500,000	13,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	0.53%	2-25-2045	$3,500,000	$3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	0.53	3-4-2045	16,000,000	16,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	0.53	3-11-2045	3,700,000	3,700,000

Total Other (Cost $58,400,000)				58,400,000

Repurchase Agreements: 3.63%
Societe Generale, dated 7-29-2016, maturity value $25,000,688 ^^	0.33	8-1-2016	25,000,000	25,000,000

Total Repurchase Agreements (Cost $25,000,000)				25,000,000

Total investments in securities (Cost $670,509,434) *	97.27%	670,509,434
Other assets and liabilities, net	2.73	18,807,391

Total net assets	100.00%	$689,316,825

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by U.S. government securities, 0.00% to 8.13%, 7-31-2016 to 8-15-2045, fair value including accrued interest is $25,500,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Cash Management Money Market Fund	Statement of assets and liabilities—July 31, 2016 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$670,509,434
Cash	67,880
Receivable for investments sold	18,731,252
Receivable for interest	459,959
Prepaid expenses and other assets	67,566

Total assets	689,836,091

Liabilities
Dividends payable	113,793
Payable for Fund shares redeemed	2,255
Management fee payable	88,074
Administration fees payable	71,844
Trustees’ fees and expenses payable	137,673
Custodian and accounting fees payable	48,532
Accrued expenses and other liabilities	57,095

Total liabilities	519,266

Total net assets	$689,316,825

NET ASSETS CONSIST OF
Paid-in capital	$689,307,101
Overdistributed net investment income	(140,020)
Accumulated net realized gains on investments	149,744

Total net assets	$689,316,825

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$3,214,660
Shares outstanding – Administrator Class[1]	3,213,816
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$616,813,081
Shares outstanding – Institutional Class[1]	616,620,383
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$69,289,084
Shares outstanding – Service Class[1]	69,270,581
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2016 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	17

Investment income
Interest	$1,769,287

Expenses
Management fee	745,638
Administration fees
Administrator Class	1,026
Institutional Class	362,736
Service Class	51,175
Shareholder servicing fees
Administrator Class	1,026
Service Class	74,371
Custody and accounting fees	27,293
Professional fees	19,505
Registration fees	39,543
Shareholder report expenses	7,034
Trustees’ fees and expenses	5,961
Other fees and expenses	11,435

Total expenses	1,346,743
Less: Fee waivers and/or expense reimbursements	(402,234)

Net expenses	944,509

Net investment income	824,778

Net realized gains on investments	99,361

Net increase in net assets resulting from operations	$924,139

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Cash Management Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$824,778		$100,541
Net realized gains on investments		99,361		140,400

Net increase in net assets resulting from operations		924,139		240,941

Distributions to shareholders from
Net investment income
Administrator Class		(938)		(354)
Institutional Class		(811,340)		(87,631)
Service Class		(12,500)		(12,556)
Net realized gains
Administrator Class		0		(436)
Institutional Class		0		(113,924)
Service Class		0		(15,231)

Total distributions to shareholders		(824,778)		(230,132)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,075,954	2,075,954	0	0
Institutional Class	6,132,031,067	6,132,031,067	7,373,318,330	7,373,318,330
Service Class	329,385,020	329,385,020	222,789,154	222,789,154

		6,463,492,041		7,596,107,484

Reinvestment of distributions
Administrator Class	938	938	790	790
Institutional Class	207,910	207,910	22,886	22,886
Service Class	8,086	8,086	11,849	11,849

		216,934		35,525

Payment for shares redeemed
Administrator Class	(2,400,000)	(2,400,000)	0	0
Institutional Class	(6,468,547,859)	(6,468,547,859)	(7,428,980,604)	(7,428,980,604)
Service Class	(368,601,098)	(368,601,098)	(254,784,279)	(254,784,279)

		(6,839,548,957)		(7,683,764,883)

Net decrease in net assets resulting from capital share transactions		(375,839,982)		(87,621,874)

Total decrease in net assets		(375,740,621)		(87,611,065)

Net assets
Beginning of period		1,065,057,446		1,152,668,511

End of period		$689,316,825		$1,065,057,446

Overdistributed net investment income		$(140,020)		$(140,020)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.06%	0.02%	0.02%	0.04%	0.05%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.37%	0.36%	0.36%	0.36%
Net expenses	0.22%	0.10%	0.11%	0.15%	0.22%	0.24%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,215	$3,537	$3,536	$3,536	$3,534	$3,533

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.09%	0.02%	0.02%	0.04%	0.08%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.25%	0.25%	0.24%	0.24%	0.24%
Net expenses	0.18%	0.10%	0.11%	0.15%	0.19%	0.19%
Net investment income	0.18%	0.01%	0.01%	0.01%	0.04%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$616,813	$953,036	$1,008,667	$1,104,686	$1,566,716	$2,337,778

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.02%	0.02%	0.04%	0.05%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.47%	0.48%	0.48%	0.50%
Net expenses	0.31%	0.10%	0.11%	0.15%	0.22%	0.25%
Net investment income (loss)	0.03%	0.01%	0.01%	0.01%	0.01%	(0.01)%
Supplemental data
Net assets, end of period (000s omitted)	$69,289	$108,484	$140,465	$175,358	$140,313	$213,380

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	23

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

24	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective on or before October 5, 2016, the Fund will no longer maintain a stable $1.00 net asset value (NAV) and instead will be offered as a floating, market-based NAV.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

28	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	29

performance of the Fund (Institutional Class) was higher than or equal to the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

30	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Municipal Cash Management Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245336 09-16 SA307/SAR307 07-16

Semi-Annual Report

July 31, 2016

Government Money Market Funds

■	Wells Fargo Government Money Market Fund

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The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Government Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.01	0.83	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.03	0.01	0.91	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.11	0.03	0.96	0.22	0.20
Select Class (WFFXX)	6-30-2015	0.16	0.04	0.97	0.18	0.16
Service Class (NWGXX)	11-16-1987	0.01	0.01	0.87	0.51	0.50
Sweep Class	6-30-2010	0.01	0.01	0.87	0.96	0.96

Yield summary (%) as of July 31, 20163

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield	0.01	0.13	0.26	0.32	0.01	0.01
7-day compound yield	0.01	0.13	0.26	0.32	0.01	0.01
30-day simple yield	0.01	0.11	0.25	0.31	0.01	0.01
30-day compound yield	0.01	0.11	0.25	0.31	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Effective maturity distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
46 days

Weighted average life as of July 31, 2016[6]
92 days

[1]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect the higher expenses applicable to Institutional Class shares. If these expenses had been adjusted, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.16% for Select Class, 0.50% for Service Class, and 1.00% for the Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.20)%, 0.07%, 0.19%, 0.23%, (0.10)%, and (0.55)% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$1.87	0.37%
Administrator Class
Actual	$1,000.00	$1,000.23	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,000.94	$0.95	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.98	$0.96	0.19%
Select Class
Actual	$1,000.00	$1,001.24	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$1.87	0.37%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$1.87	0.37%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 43.99%
FFCB (z)	0.43%	11-17-2016	$25,000,000	$24,967,750
FFCB (z)	0.45	11-3-2016	5,000,000	4,994,125
FFCB (z)	0.45	11-7-2016	10,000,000	9,987,750
FFCB (z)	0.45	11-29-2016	25,000,000	24,962,500
FFCB (z)	0.46	8-16-2016	20,000,000	19,996,167
FFCB (z)	0.46	8-23-2016	25,000,000	24,992,972
FFCB ±	0.46	9-23-2016	97,000,000	96,998,983
FFCB (z)	0.46	2-2-2017	15,000,000	14,964,542
FFCB (z)	0.47	2-23-2017	35,000,000	34,905,869
FFCB ±	0.48	9-25-2017	80,000,000	79,984,462
FFCB (z)	0.48	12-14-2016	25,000,000	24,955,000
FFCB ±	0.49	2-23-2017	100,000,000	99,988,540
FFCB (z)	0.50	3-6-2017	20,000,000	19,939,722
FFCB ±	0.51	8-26-2016	10,000,000	10,000,525
FFCB ±	0.51	12-8-2017	35,000,000	34,983,308
FFCB (z)	0.51	3-30-2017	35,000,000	34,880,504
FFCB (z)	0.51	4-13-2017	125,000,000	124,548,438
FFCB ±	0.51	5-15-2017	50,000,000	50,011,089
FFCB ±	0.52	3-29-2017	35,000,000	35,010,572
FFCB ±	0.52	7-25-2017	84,000,000	84,027,400
FFCB ±	0.52	7-26-2017	35,000,000	34,996,482
FFCB ±	0.52	2-26-2018	137,735,000	137,490,653
FFCB (z)	0.52	4-28-2017	50,000,000	49,805,000
FFCB ±	0.52	9-15-2017	150,000,000	149,985,062
FFCB (z)	0.54	1-24-2017	10,000,000	9,973,600
FFCB (z)	0.54	2-3-2017	50,000,000	49,860,500
FFCB ±	0.54	2-8-2017	100,000,000	100,000,000
FFCB ±	0.54	6-19-2017	200,000,000	199,990,441
FFCB (z)	0.55	1-27-2017	5,000,000	4,986,326
FFCB ±	0.55	8-31-2016	175,000,000	174,999,266
FFCB ±	0.56	9-9-2016	25,000,000	24,999,858
FFCB (z)	0.56	3-8-2017	25,000,000	24,914,833
FFCB (z)	0.56	3-10-2017	25,000,000	24,914,056
FFCB ±	0.58	10-10-2017	100,000,000	99,948,654
FFCB ±	0.59	5-4-2018	250,000,000	249,986,961
FFCB ±	0.59	1-29-2018	150,000,000	149,967,950
FFCB (z)	0.59	12-22-2016	10,000,000	9,976,564
FFCB (z)	0.59	4-3-2017	25,000,000	24,899,618
FFCB (z)	0.60	1-3-2017	10,000,000	9,974,167
FFCB ±	0.60	12-4-2017	100,000,000	100,000,000
FFCB ±	0.61	5-25-2018	50,000,000	49,996,534
FFCB ±	0.61	6-20-2018	150,000,000	150,000,000
FFCB (z)	0.61	4-4-2017	50,000,000	49,791,583
FFCB (z)	0.62	1-19-2017	25,000,000	24,926,375
FFCB ±	0.62	11-30-2016	50,000,000	50,000,000
FFCB ±	0.63	7-21-2017	40,000,000	39,999,940
FFCB ±	0.63	4-9-2018	15,000,000	14,986,542
FFCB ±	0.64	10-28-2016	50,000,000	49,999,707
FFCB	0.65	5-8-2017	8,000,000	8,002,556
FFCB (z)	0.67	3-24-2017	100,000,000	99,562,639

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FFCB ±	0.67%	4-23-2018	$100,000,000	$100,035,660
FFCB	0.70	2-23-2017	16,074,000	16,074,625
FFCB (z)	0.73	5-4-2017	100,000,000	99,448,000
FFCB	4.88	1-17-2017	19,825,000	20,218,757
FHLB ±	0.00	5-1-2017	100,000,000	100,000,000
FHLB (z)	0.31	8-4-2016	300,000,000	299,992,250
FHLB (z)	0.33	8-22-2016	100,000,000	99,980,750
FHLB (z)	0.33	8-3-2016	162,705,000	162,702,028
FHLB (z)	0.33	8-5-2016	50,000,000	49,998,161
FHLB (z)	0.33	9-1-2016	200,000,000	199,943,167
FHLB (z)	0.38	10-12-2016	150,000,000	149,886,300
FHLB (z)	0.38	10-19-2016	200,000,000	199,834,100
FHLB (z)	0.38	10-7-2016	250,000,000	249,825,242
FHLB (z)	0.38	10-21-2016	200,000,000	199,829,451
FHLB (z)	0.39	10-5-2016	275,000,000	274,806,805
FHLB (z)	0.39	8-26-2016	100,000,000	99,972,917
FHLB (z)	0.39	9-7-2016	300,000,000	299,879,750
FHLB (z)	0.39	9-22-2016	100,000,000	99,943,667
FHLB (z)	0.40	8-12-2016	100,000,000	99,987,717
FHLB (z)	0.40	9-12-2016	100,000,000	99,953,917
FHLB (z)	0.40	9-9-2016	200,000,000	199,913,766
FHLB (z)	0.40	9-16-2016	100,000,000	99,948,889
FHLB (z)	0.40	10-3-2016	100,000,000	99,930,000
FHLB	0.41	8-5-2016	23,090,000	23,089,960
FHLB (z)	0.41	8-10-2016	100,000,000	99,989,763
FHLB (z)	0.41	8-17-2016	100,000,000	99,981,778
FHLB (z)	0.41	9-14-2016	50,000,000	49,975,250
FHLB (z)	0.41	9-21-2016	100,000,000	99,941,917
FHLB (z)	0.42	9-30-2016	192,120,000	191,986,897
FHLB	0.43	1-11-2017	117,500,000	117,475,876
FHLB (z)	0.43	1-4-2017	100,000,000	99,814,100
FHLB (z)	0.43	8-19-2016	25,000,000	24,994,638
FHLB (z)	0.43	10-28-2016	222,000,000	221,767,514
FHLB (z)	0.44	9-2-2016	325,000,000	324,873,333
FHLB (z)	0.45	11-9-2016	150,000,000	149,814,583
FHLB (z)	0.45	11-14-2016	200,000,000	199,738,666
FHLB (z)	0.45	1-13-2017	42,000,000	41,913,375
FHLB ±	0.45	2-7-2017	150,000,000	149,984,233
FHLB (z)	0.46	8-24-2016	154,000,000	153,954,840
FHLB	0.46	8-19-2016	50,000,000	49,999,248
FHLB	0.46	1-20-2017	150,000,000	149,962,471
FHLB (z)	0.46	11-4-2016	150,000,000	149,817,917
FHLB (z)	0.47	1-18-2017	50,000,000	49,890,208
FHLB (z)	0.47	12-16-2016	50,000,000	49,910,950
FHLB	0.47	11-9-2016	100,000,000	99,994,398
FHLB	0.47	11-28-2016	100,000,000	99,986,758
FHLB	0.47	1-20-2017	135,000,000	134,974,126
FHLB (z)	0.47	8-31-2016	175,000,000	174,931,480
FHLB (z)	0.48	11-2-2016	200,000,000	199,754,583
FHLB	0.48	10-21-2016	100,000,000	99,996,016

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (z)	0.48%	11-23-2016	$13,425,000	$13,404,594
FHLB (z)	0.48	1-27-2017	100,000,000	99,761,334
FHLB ±	0.48	3-17-2017	50,000,000	49,998,418
FHLB	0.49	1-27-2017	45,000,000	44,995,364
FHLB ±	0.49	2-14-2017	135,000,000	134,980,388
FHLB ±	0.49	2-17-2017	63,250,000	63,233,498
FHLB ±	0.49	2-17-2017	32,000,000	31,986,545
FHLB (z)	0.49	11-16-2016	147,800,000	147,583,783
FHLB	0.50	9-28-2016	42,720,000	42,724,227
FHLB ±	0.50	11-25-2016	150,000,000	150,000,000
FHLB (z)	0.50	12-9-2016	150,000,000	149,729,167
FHLB (z)	0.50	12-12-2016	100,000,000	99,815,278
FHLB (z)	0.50	12-14-2016	75,000,000	74,859,375
FHLB (z)	0.50	12-21-2016	100,000,000	99,802,778
FHLB	0.51	11-4-2016	15,000,000	14,995,939
FHLB	0.52	9-9-2016	69,875,000	69,873,392
FHLB ±	0.54	10-26-2016	30,000,000	29,999,659
FHLB ±	0.54	11-10-2017	100,000,000	100,000,000
FHLB (z)	0.54	11-7-2016	50,000,000	49,926,500
FHLB ±	0.54	11-6-2017	14,400,000	14,399,190
FHLB ±	0.55	4-28-2017	150,000,000	150,000,000
FHLB (z)	0.55	11-18-2016	50,000,000	49,917,039
FHLB ±	0.55	12-23-2016	106,900,000	106,920,561
FHLB ±	0.57	2-10-2017	50,000,000	49,998,674
FHLB	0.57	4-21-2017	100,000,000	99,965,282
FHLB ±	0.57	2-8-2017	50,000,000	49,998,738
FHLB (z)	0.58	11-25-2016	100,000,000	99,813,755
FHLB	0.58	12-1-2016	150,000,000	149,985,000
FHLB	0.58	4-25-2017	70,000,000	69,977,845
FHLB ±	0.59	8-25-2017	21,000,000	20,983,548
FHLB (z)	0.59	12-2-2016	150,000,000	149,700,188
FHLB ±	0.59	10-12-2016	50,000,000	49,998,883
FHLB (z)	0.60	11-30-2016	100,000,000	99,799,006
FHLB ±	0.61	11-25-2016	150,000,000	150,000,000
FHLB ±	0.62	12-7-2017	100,000,000	100,000,000
FHLB	0.63	11-23-2016	36,135,000	36,159,142
FHLB ±	0.63	9-11-2017	25,000,000	24,998,601
FHLB ±	0.64	9-11-2017	70,500,000	70,491,373
FHLB ±	0.65	10-25-2017	80,000,000	80,000,000
FHLB ±	0.65	10-27-2017	50,000,000	49,995,597
FHLB	0.88	3-10-2017	10,570,000	10,592,276
FHLB	2.00	9-9-2016	15,000,000	15,025,740
FHLMC (z)	0.39	11-8-2016	50,000,000	49,946,375
FHLMC (z)	0.40	12-21-2016	100,000,000	99,842,222
FHLMC (z)	0.42	11-10-2016	100,000,000	99,883,569
FHLMC (z)	0.42	10-19-2016	100,000,000	99,907,833
FHLMC ±	0.43	8-17-2016	100,000,000	100,000,000
FHLMC (z)	0.43	9-12-2016	100,000,000	99,949,833
FHLMC (z)	0.44	11-2-2016	150,000,000	149,829,500
FHLMC ±	0.44	8-24-2016	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC (z)	0.45%	8-4-2016	$100,000,000	$99,996,250
FHLMC (z)	0.45	8-15-2016	50,000,000	49,991,250
FHLMC (z)	0.46	8-12-2016	100,000,000	99,986,097
FHLMC ±	0.47	9-16-2016	75,000,000	75,000,000
FHLMC ±	0.48	1-13-2017	150,000,000	149,993,091
FHLMC ±	0.49	4-20-2017	100,000,000	99,989,022
FHLMC	0.50	1-27-2017	25,000,000	25,006,235
FHLMC (z)	0.51	12-7-2016	200,000,000	199,637,333
FHLMC ±	0.52	11-14-2016	100,000,000	99,995,555
FHLMC ±	0.53	4-27-2017	150,000,000	149,977,492
FHLMC ±	0.56	12-21-2017	50,000,000	50,000,000
FHLMC ±	0.62	7-21-2017	150,000,000	149,985,024
FHLMC ±	0.63	1-8-2018	150,000,000	150,000,000
FHLMC	0.65	9-29-2016	6,500,000	6,502,796
FHLMC	0.75	7-14-2017	99,525,000	99,619,084
FHLMC	0.88	2-22-2017	26,835,000	26,881,352
FHLMC	1.00	3-8-2017	118,700,000	119,000,671
FHLMC	1.00	6-29-2017	8,300,000	8,331,784
FHLMC	1.00	7-25-2017	5,175,000	5,190,191
FHLMC	1.00	7-28-2017	19,321,000	19,378,485
FHLMC	1.25	5-12-2017	23,920,000	24,044,596
FHLMC	2.00	8-25-2016	24,323,000	24,349,509
FHLMC	5.00	2-16-2017	30,025,000	30,752,696
FNMA (z)	0.42	1-3-2017	50,000,000	49,909,583
FNMA (z)	0.44	11-2-2016	50,000,000	49,943,167
FNMA ±	0.48	9-8-2017	100,000,000	99,988,847
FNMA ±	0.48	10-5-2017	130,000,000	129,976,617
FNMA ±	0.51	8-26-2016	30,000,000	30,001,571
FNMA (z)	0.51	12-1-2016	100,000,000	99,827,167
FNMA ±	0.51	1-26-2017	193,000,000	193,008,366
FNMA ±	0.51	7-20-2017	50,000,000	49,997,514
FNMA (z)	0.53	1-5-2017	200,000,000	199,537,722
FNMA ±	0.59	10-21-2016	200,000,000	199,998,328
FNMA ±	0.59	3-21-2018	150,000,000	150,010,062
FNMA ±	0.60	12-20-2017	250,000,000	249,950,130
FNMA	0.63	8-26-2016	13,172,000	13,174,853
FNMA ±	0.63	1-11-2018	175,000,000	175,000,000
FNMA	0.75	4-20-2017	88,313,000	88,402,449
FNMA ±	0.80	11-21-2016	19,250,000	19,269,427
FNMA	1.13	4-27-2017	292,646,000	293,648,856
FNMA	1.25	9-28-2016	7,156,000	7,164,608
FNMA	1.38	11-15-2016	60,838,000	60,960,297
FNMA	5.00	2-13-2017	20,700,000	21,195,540
FNMA	5.00	5-11-2017	35,006,000	36,213,762
FNMA	5.25	9-15-2016	14,550,000	14,633,230
FNMA	5.38	6-12-2017	134,235,000	139,777,366
National Credit Union Administration Guaranteed Notes Program Series A3	2.35	6-12-2017	25,030,000	25,371,761
Overseas Private Investment Corporation ±§	0.36	11-15-2033	28,444,445	28,444,445
Overseas Private Investment Corporation ±§	0.36	6-15-2034	21,408,120	21,408,120
Overseas Private Investment Corporation ±§	0.41	8-15-2019	26,000,000	26,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
Overseas Private Investment Corporation ±§	0.41%	11-15-2022	$21,700,000	$21,700,000
Overseas Private Investment Corporation ±§	0.41	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.41	6-28-2028	7,272,000	7,272,000
Overseas Private Investment Corporation ±§	0.41	9-30-2031	12,415,520	12,415,520
Overseas Private Investment Corporation ±§	0.41	5-15-2033	5,809,338	5,809,338
Overseas Private Investment Corporation ±§	0.41	10-15-2033	11,000,000	11,000,000
Overseas Private Investment Corporation ±§	0.43	11-20-2019	8,750,000	8,750,000
Overseas Private Investment Corporation ±§	0.43	9-20-2022	11,000,000	11,000,000
Overseas Private Investment Corporation ±§	0.43	7-9-2026	93,935,000	93,935,000
Overseas Private Investment Corporation ±§	0.48	12-15-2019	38,808,000	38,808,000
Overseas Private Investment Corporation Series 1 ±§	0.40	8-15-2026	17,600,000	17,600,000
Overseas Private Investment Corporation Series 1 ±§	0.41	9-30-2031	4,888,000	4,888,000
Overseas Private Investment Corporation Series 2 ±§	0.41	10-10-2025	8,798,220	8,798,220
Overseas Private Investment Corporation Series 2 ±§	0.41	9-30-2031	11,437,920	11,437,920
Overseas Private Investment Corporation Series 2 ±§	0.43	1-15-2021	12,422,307	12,422,307
Overseas Private Investment Corporation Series 3 ±§	0.41	10-10-2025	11,437,686	11,437,686
Overseas Private Investment Corporation Series 3 ±§	0.41	7-15-2026	6,600,000	6,600,000
Overseas Private Investment Corporation Series 4 ±§	0.41	9-30-2031	6,647,680	6,647,680
Overseas Private Investment Corporation Series 4 ±§	0.43	1-15-2021	9,923,200	9,923,200
Overseas Private Investment Corporation Series 5 ±§	0.41	9-30-2031	6,843,200	6,843,200
Overseas Private Investment Corporation Series 6 ±§	0.41	9-30-2031	6,843,200	6,843,200
Overseas Private Investment Corporation Series 7 ±§	0.41	9-30-2031	3,910,400	3,910,400
Overseas Private Investment Corporation Series 8 ±§	0.41	9-30-2031	14,664,000	14,664,000
Overseas Private Investment Corporation Series 9 ±§	0.36	5-15-2030	30,328,000	30,328,000
Overseas Private Investment Corporation Series 9 ±§	0.41	9-30-2031	4,594,720	4,594,720

Total Government Agency Debt (Cost $18,418,457,583)				18,418,457,583

Municipal Obligations: 1.41%

Arizona: 0.03%

Variable Rate Demand Note ø: 0.03%
Maricopa County AZ IDA Christian Care Retirement Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	9-15-2035	10,775,000	10,775,000

California: 0.07%

Variable Rate Demand Notes ø: 0.07%
Association of Bay Area Governments California Finance Authority Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	9-15-2032	260,000	260,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	5-1-2027	6,165,000	6,165,000
California Municipal Finance Authority Copper Square Apartments Series A2 (Housing Revenue, East West Bank LOC)	0.46	2-1-2046	3,000,000	3,000,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	12-15-2034	1,925,000	1,925,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	5-15-2035	1,200,000	1,200,000
Martinez CA Muirwood Garden Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	12-15-2033	6,800,000	6,800,000
Oxnard CA Housing Authority SeaWind Senior Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	12-1-2020	3,175,000	3,175,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Francisco CA Redevelopment Agency Mercy Terrace Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.43%	6-15-2035	$8,900,000	$8,900,000

				31,425,000

Colorado: 0.03%

Variable Rate Demand Note ø: 0.03%
Adams County CO Housing Authority Semper Village Apartments Project Series A (Education Revenue, FNMA Insured, FNMA LIQ)	0.46	7-15-2037	14,000,000	14,000,000

Florida: 0.00%

Variable Rate Demand Note ø: 0.00%
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.47	7-15-2034	240,000	240,000

Hawaii: 0.02%

Variable Rate Demand Note ø: 0.02%
Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC LIQ)	0.44	12-1-2041	9,830,000	9,830,000

Indiana: 0.02%

Variable Rate Demand Note ø: 0.02%
Indianapolis IN Capital Place Covington Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	5-15-2038	10,350,000	10,350,000

Louisiana: 0.04%

Variable Rate Demand Note ø: 0.04%
Louisiana HFA Canterbury House Apartments (Housing Revenue, FNMA LOC)	0.44	9-15-2040	15,470,000	15,470,000

Minnesota: 0.04%

Variable Rate Demand Note ø: 0.04%
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.44	11-1-2035	16,335,000	16,335,000

New York: 0.83%

Variable Rate Demand Notes ø: 0.83%
New York Dormitory Authority Series A (Health Revenue, FNMA Insured, FNMA LIQ)	0.44	11-15-2036	19,995,000	19,995,000
New York HFA 10 Barclay Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	11-15-2037	66,500,000	66,500,000
New York HFA 101 West End Avenue Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	5-15-2031	4,600,000	4,600,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA LIQ)	0.44	5-15-2032	7,600,000	7,600,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	5-15-2032	11,000,000	11,000,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	5-15-2034	9,700,000	9,700,000
New York HFA 316 11th Avenue Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	5-15-2041	25,000,000	25,000,000
New York HFA 363 West 30th Street Series A (Housing Revenue, FHLMC LIQ)	0.46	11-1-2032	10,150,000	10,150,000
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.44	5-15-2033	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York HFA Chelsea Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47%	11-15-2036	$60,500,000	$60,500,000
New York HFA Series A (Housing Revenue, FHLMC LIQ)	0.42	11-1-2037	26,850,000	26,850,000
New York HFA Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	11-15-2036	10,400,000	10,400,000
New York HFA West 17th Street (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	5-15-2039	20,000,000	20,000,000
New York NY HFA 1500 Lex Avenue Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	5-15-2034	15,000,000	15,000,000
New York NY Housing Development Corporation 2 Gold Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	4-15-2036	11,300,000	11,300,000
New York NY Housing Development Corporation 201 Pearl Street Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	10-15-2041	8,600,000	8,600,000
New York NY Housing Development Corporation Atlantic Court Apartments Series A (Housing Revenue, FHLMC LIQ)	0.46	12-1-2035	10,900,000	10,900,000
New York NY Housing Development Corporation Brittany Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	6-15-2029	7,300,000	7,300,000
New York NY Housing Development Corporation Queenswood Apartments Series A (Housing Revenue, FHLMC LIQ)	0.44	4-1-2031	9,500,000	9,500,000
New York NY Housing Development Corporation West 48th Street Development Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	1-15-2034	6,000,000	6,000,000

				345,895,000

Texas: 0.02%

Variable Rate Demand Note ø: 0.02%
Harris County TX Housing Finance Corporation Lafayette Village Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	6-15-2038	6,300,000	6,300,000

Virginia: 0.06%

Variable Rate Demand Notes ø: 0.06%
Alexandria VA Redevelopment & Housing Authority Fairfield Village Square Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	1-15-2039	21,720,000	21,720,000
Harrisonburg VA RDA Woodman West Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	6-15-2043	1,950,000	1,950,000

				23,670,000

Washington: 0.18%

Variable Rate Demand Notes ø: 0.18%
Washington Housing Finance Commission Artspace Everett Lofts Series B (Housing Revenue, FHLMC LIQ)	0.46	12-1-2041	3,200,000	3,200,000
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	11-1-2021	870,000	870,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.46	8-15-2039	6,365,000	6,365,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	12-15-2036	2,575,000	2,575,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.50	7-15-2038	820,000	820,000
Washington Housing Finance Commission Inglenook Court Project (Housing Revenue, FHLMC LIQ)	0.49	7-1-2025	8,300,000	8,300,000
Washington Housing Finance Commission Interurban Senior Living Apartments Project (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.46	7-1-2052	14,640,000	14,640,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.45%	7-1-2044	$8,250,000	$8,250,000
Washington Housing Finance Commission New Haven Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	12-15-2044	8,900,000	8,900,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.47	6-15-2037	1,080,000	1,080,000
Washington Housing Finance Commission The Cambridge Apartments Series 2009A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	12-15-2044	12,650,000	12,650,000
Washington Housing Finance Commission Washington Terrace Senior Apartments Series 2010 (Housing Revenue, FNMA LIQ)	0.45	2-15-2043	7,500,000	7,500,000

				75,150,000

Wisconsin: 0.07%

Variable Rate Demand Notes ø: 0.07%
Wisconsin PFA Affinity At Monterrey Project (Housing Revenue, East West Bank LOC)	0.44	8-1-2048	17,900,000	17,900,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.44	12-1-2047	12,500,000	12,500,000

				30,400,000

Total Municipal Obligations (Cost $589,840,000)				589,840,000

Repurchase Agreements ^^: 50.88%
Bank of America Corporation, dated 7-29-2016, maturity value $460,013,417 (1)	0.35	8-1-2016	460,000,000	460,000,000
Bank of Nova Scotia, dated 7-29-2016, maturity value $525,014,438 (2)	0.33	8-1-2016	525,000,000	525,000,000
Bank of Nova Scotia, dated 7-29-2016, maturity value $740,020,967 (3)	0.34	8-1-2016	740,000,000	740,000,000
BNP Paribas Securities Corporation, dated 7-29-2016, maturity value $1,950,056,875 (4)	0.35	8-1-2016	1,950,000,000	1,950,000,000
BNP Paribas Securities Corporation, dated 7-29-2016, maturity value $100,002,833 (5)	0.34	8-1-2016	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 7-29-2016, maturity value $624,767,181 (6)	0.33	8-1-2016	624,750,000	624,750,000
Citibank NA, dated 7-28-2016, maturity value $250,016,042 (7)	0.33	8-4-2016	250,000,000	250,000,000
Citibank NA, dated 7-29-2016, maturity value $250,007,292 (8)	0.35	8-1-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-26-2016, maturity value $250,016,042 (9)	0.33	8-2-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-29-2016, maturity value $500,014,583 (10)	0.35	8-1-2016	500,000,000	500,000,000
Credit Agricole SA, dated 7-26-2016, maturity value $500,032,083 (11)	0.33	8-2-2016	500,000,000	500,000,000
Credit Agricole SA, dated 7-27-2016, maturity value $1,000,064,167 (12)	0.33	8-3-2016	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 7-27-2016, maturity value $300,018,667 (13)	0.32	8-3-2016	300,000,000	300,000,000
Credit Agricole SA, dated 7-29-2016, maturity value $1,000,029,167 (14)	0.35	8-1-2016	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 7-29-2016, maturity value $300,008,000 (15)	0.32	8-1-2016	300,000,000	300,000,000
Credit Suisse Securities, dated 7-26-2016, maturity value $250,017,500 (16)	0.36	8-2-2016	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-29-2016, maturity value $450,014,625 (17)	0.39	8-1-2016	450,000,000	450,000,000
Deutsche Bank Securities, dated 7-29-2016, maturity value $550,017,417 (18)	0.38	8-1-2016	550,000,000	550,000,000
Federal Reserve Bank of New York, dated 7-29-2016, maturity value $3,900,081,250 (19)	0.25	8-1-2016	3,900,000,000	3,900,000,000
Goldman Sachs & Company, dated 7-29-2016, maturity value $100,002,667 (20)	0.32	8-1-2016	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
HSBC Securities, dated 7-29-2016, maturity value $150,003,875 (21)	0.31%	8-1-2016	$150,000,000	$150,000,000
HSBC Securities, dated 7-29-2016, maturity value $300,008,250 (22)	0.33	8-1-2016	300,000,000	300,000,000
JPMorgan Securities, dated 7-29-2016, maturity value $250,007,292 (23)	0.35	8-1-2016	250,000,000	250,000,000
JPMorgan Securities, dated 7-29-2016, maturity value $750,021,250 (24)	0.34	8-1-2016	750,000,000	750,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 7-29-2016, maturity value $450,012,375 (25)	0.33	8-1-2016	450,000,000	450,000,000
Mizuho Bank, dated 7-29-2016, maturity value $500,015,000 (26)	0.36	8-1-2016	500,000,000	500,000,000
Prudential, dated 7-29-2016, maturity value $347,980,359 (27)	0.34	8-1-2016	347,970,500	347,970,500
RBC Capital Markets, dated 6-29-2016, maturity value $250,139,792 (28)§	0.33	8-29-2016	250,000,000	250,000,000
RBC Capital Markets, dated 7-08-2016, maturity value $500,296,528 (29)§	0.35	9-7-2016	500,000,000	500,000,000
RBC Capital Markets, dated 7-29-2016, maturity value $500,012,917 (30)	0.31	8-1-2016	500,000,000	500,000,000
RBC Capital Markets, dated 7-29-2016, maturity value $600,016,000 (31)	0.32	8-1-2016	600,000,000	600,000,000
Societe Generale, dated 7-01-2016, maturity value $250,087,083 (32)	0.38	8-3-2016	250,000,000	250,000,000
Societe Generale, dated 7-06-2016, maturity value $250,084,792 (33)(i)	0.37	8-8-2016	250,000,000	250,000,000
Societe Generale, dated 7-06-2016, maturity value $250,089,375 (34)(i)	0.39	8-8-2016	250,000,000	250,000,000
Societe Generale, dated 7-14-2016, maturity value $250,082,500 (35)(i)	0.36	8-16-2016	250,000,000	250,000,000
Societe Generale, dated 7-21-2016, maturity value $250,077,778 (36)(i)	0.35	8-22-2016	250,000,000	250,000,000
Societe Generale, dated 7-26-2016, maturity value $300,018,667 (37)	0.32	8-2-2016	300,000,000	300,000,000
Societe Generale, dated 7-27-2016, maturity value $100,006,222 (38)	0.32	8-3-2016	100,000,000	100,000,000
Societe Generale, dated 7-29-2016, maturity value $150,009,917 (39)	0.34	8-5-2016	150,000,000	150,000,000
Societe Generale, dated 7-29-2016, maturity value $350,010,208 (40)	0.35	8-1-2016	350,000,000	350,000,000
TD Securities, dated 7-29-2016, maturity value $550,016,042 (41)	0.35	8-1-2016	550,000,000	550,000,000

Total Repurchase Agreements (Cost $21,297,720,500)				21,297,720,500

Treasury Debt: 3.83%
U.S. Treasury Bond	7.50	11-15-2016	27,000,000	27,545,421
U.S. Treasury Bond	8.75	5-15-2017	251,509,000	267,686,263
U.S. Treasury Note	0.50	2-28-2017	30,000,000	29,984,197
U.S. Treasury Note	0.50	4-30-2017	90,000,000	89,981,497
U.S. Treasury Note	0.63	5-31-2017	145,000,000	145,071,531
U.S. Treasury Note	0.75	3-15-2017	100,000,000	100,101,254
U.S. Treasury Note	0.88	11-30-2016	120,000,000	120,199,485
U.S. Treasury Note	0.88	2-28-2017	80,000,000	80,192,411
U.S. Treasury Note	0.88	4-30-2017	275,552,000	276,271,340
U.S. Treasury Note	0.88	5-15-2017	100,000,000	100,301,521
U.S. Treasury Note	2.75	11-30-2016	145,000,000	146,131,399
U.S. Treasury Note	2.75	5-31-2017	9,891,000	10,062,613
U.S. Treasury Note	3.13	10-31-2016	80,000,000	80,554,602
U.S. Treasury Note	3.25	12-31-2016	49,934,000	50,511,270
U.S. Treasury Note	4.63	11-15-2016	78,000,000	78,930,702

Total Treasury Debt (Cost $1,603,525,506)				1,603,525,506

Total investments in securities (Cost $41,909,543,589) *	100.11%	41,909,543,589
Other assets and liabilities, net	(0.11)	(47,805,348)

Total net assets	100.00%	$41,861,738,241

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $473,800,000.

(2)	U.S. government securities, 0.00% to 6.75%, 8-8-2016 to 5-15-2045, fair value including accrued interest is $535,500,000.

(3)	U.S. government securities, 1.79% to 7.00%, 1-1-2020 to 7-1-2046, fair value including accrued interest is $762,200,000.

(4)	U.S. government securities, 0.00% to 8.88%, 10-13-2016 to 11-15-2045, fair value including accrued interest is $2,003,124,487.

(5)	U.S. government securities, 0.00% to 6.00%, 11-14-2012 to 9-15-2042, fair value including accrued interest is $102,000,000.

(6)	U.S. government securities, 0.00% to 8.88%, 10-13-2016 to 11-15-2045, fair value including accrued interest is $637,247,018.

(7)	U.S. government securities, 0.00% to 5.50%, 1-31-2018 to 2-1-2043, fair value including accrued interest is $255,001,700.

(8)	U.S. government securities, 0.00% to 8.88%, 11-15-2016 to 2-1-2046, fair value including accrued interest is $255,000,029.

(9)	U.S. government securities, 0.00% to 6.75%, 8-15-2016 to 7-1-2046, fair value including accrued interest is $255,027,333.

(10)	U.S. government securities, 0.00% to 9.00%, 8-15-2016 to 11-1-2047, fair value including accrued interest is $514,968,385.

(11)	U.S. government securities, 0.13% to 4.00%, 4-15-2017 to 1-1-2046, fair value including accrued interest is $511,846,804.

(12)	U.S. government securities, 2.00% to 5.38%, 7-31-2022 to 2-15-2031, fair value including accrued interest is $1,020,000,018.

(13)	U.S. government securities, 1.38% to 3.13%, 2-28-2018 to 5-15-2021, fair value including accrued interest is $306,000,079.

(14)	U.S. government securities, 3.00% to 4.50%, 1-1-2031 to 7-20-2046, fair value including accrued interest is $1,030,000,001.

(15)	U.S. government securities, 0.13% to 6.88%, 3-31-2017 to 2-15-2045, fair value including accrued interest is $306,000,043.

(16)	U.S. government securities, 3.00% to 6.00%, 4-15-2018 to 7-20-2046, fair value including accrued interest is $257,500,004.

(17)	U.S. government securities, 0.75% to 4.75%, 11-30-2016 to 8-15-2040, fair value including accrued interest is $459,000,078.

(18)	U.S. government securities, 0.00% to 4.25%, 9-1-2016 to 11-15-2025, fair value including accrued interest is $561,000,098.

(19)	U.S. government securities, 1.38% to 8.00%, 12-31-2018 to 11-15-2023, fair value including accrued interest is $3,900,081,308.

(20)	U.S. government securities, 2.44% to 4.5%, 9-1-2029 to 2-1-2046, fair value including accrued interest is $103,000,001.

(21)	U.S. government securities, 0.63% to 6.25%, 9-30-2016 to 8-15-2045, fair value including accrued interest is $153,001,095.

(22)	U.S. government securities, 3.50% to 4.50%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $309,004,326.

(23)	U.S. government securities, 2.17% to 4.00%, 9-1-2029 to 12-1-2045, fair value including accrued interest is $257,504,831.

(24)	U.S. government securities, 0.00% to 9.38%, 8-5-2016 to 4-1-2056, fair value including accrued interest is $765,006,414.

(25)	U.S. government securities, 1.38% to 2.00%, 5-31-2021 to 2-15-2025, fair value including accrued interest is $459,000,005.

(26)	U.S. government securities, 0.00% to 2.38%, 8-15-2024 to 2-15-2046, fair value including accrued interest is $510,000,063.

(27)	U.S. government securities, 0.00% to 5.50%, 5-15-2018 to 8-15-2045, fair value including accrued interest is $354,929,910.

(28)	U.S. government securities, 0.00% to 8.88%, 9-1-2016 to 5-15-2045, fair value including accrued interest is $255,000,020.

(29)	U.S. government securities, 3.50%, 8-20-2042 to 9-20-2042, fair value including accrued interest is $511,971,793.

(30)	U.S. government securities, 0.00% to 7.13%, 7-31-2016 to 2-15-2046, fair value including accrued interest is $510,000,014.

(31)	U.S. government securities, 0.00% to 8.50%, 8-31-2016 to 7-20-2046, fair value including accrued interest is $617,671,389.

(32)	U.S. government securities, 0.00% to 3.88%, 8-18-2016 to 2-15-2041, fair value including accrued interest is $255,000,000.

(33)	U.S. government securities, 1.75% to 2.25%, 5-15-2022 to 11-15-2024, fair value including accrued interest is $255,000,021.

(34)	U.S. government securities, 0.87% to 4.00%, 5-31-2021 to 6-20-2046, fair value including accrued interest is $257,118,032.

(35)	U.S. government securities, 1.00% to 5.55%, 2-15-2018 to 8-15-2028, fair value including accrued interest is $255,000,015.

(36)	U.S. government securities, 0.00% to 7.88%, 8-8-2016 to 7-15-2025, fair value including accrued interest is $255,000,082.

(37)	U.S. government securities, 0.00% to 6.00%, 8-18-2016 to 5-15-2041, fair value including accrued interest is $306,000,000.

(38)	U.S. government securities, 0.00% to 2.13%, 10-13-2016 to 2-15-2041, fair value including accrued interest is $102,000,000.

(39)	U.S. government securities, 2.25% to 3.75%, 11-15-2024 to 11-15-2024, fair value including accrued interest is $153,000,027.

(40)	U.S. government securities, 0.25% to 4.00%, 3-1-2024 to 4-1-2046, fair value including accrued interest is $360,461,247.

(41)	U.S. government securities, 2.50% to 4.00%, 9-1-2027 to 10-1-2041, fair value including accrued interest is $566,500,001.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2016 (unaudited)	Wells Fargo Government Money Market Fund	17

Assets
Investments
In unaffiliated securities, at amortized cost	$20,611,823,089
In repurchase agreements, at amortized cost	21,297,720,500

Total investments, at amortized cost	41,909,543,589
Cash	26,418
Receivable for investments sold	45,754,200
Receivable for interest	20,326,198
Prepaid expenses and other assets	351,116

Total assets	41,976,001,521

Liabilities
Dividends payable	3,437,939
Payable for investments purchased	100,000,000
Payable for Fund shares redeemed	4,724,528
Management fee payable	2,007,241
Distribution fee payable	730
Administration fees payable	2,183,271
Accrued expenses and other liabilities	1,909,571

Total liabilities	114,263,280

Total net assets	$41,861,738,241

NET ASSETS CONSIST OF
Paid-in capital	$41,861,812,514
Overdistributed net investment income	(32,091)
Accumulated net realized losses on investments	(42,182)

Total net assets	$41,861,738,241

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$261,921,391
Shares outstanding – Class A1	261,922,432
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$358,227,080
Shares outstanding – Administrator Class[1]	358,229,076
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$16,807,232,842
Shares outstanding – Institutional Class[1]	16,807,291,347
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$21,120,475,291
Shares outstanding – Select Class[1]	21,120,540,210
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$3,311,584,175
Shares outstanding – Service Class[1]	3,311,593,881
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$2,297,462
Shares outstanding – Sweep Class[1]	2,297,472
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Money Market Fund	Statement of operations—six months ended July 31, 2016 (unaudited)

Investment income
Interest	$55,742,988

Expenses
Management fee	19,576,286
Administration fees
Class A	285,717
Administrator Class	180,655
Institutional Class	5,695,727
Select Class	2,204,042
Service Class	1,851,911
Sweep Class	2,996
Shareholder servicing fees
Class A	324,679
Administrator Class	180,655
Service Class	3,857,038
Sweep Class	3,404
Distribution fee
Sweep Class	4,766
Custody and accounting fees	658,293
Professional fees	30,181
Registration fees	59,102
Shareholder report expenses	1,098
Trustees’ fees and expenses	10,739
Other fees and expenses	320,183

Total expenses	35,247,472
Less: Fee waivers and/or expense reimbursements	(7,757,233)

Net expenses	27,490,239

Net investment income	28,252,749

Net increase in net assets resulting from operations	$28,252,749

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Government Money Market Fund	19

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$28,252,749		$8,705,632
Net realized gains on investments		0		1,271

Net increase in net assets resulting from operations		28,252,749		8,706,903

Distributions to shareholders from
Net investment income
Class A		(13,023)		(27,431)
Administrator Class		(83,434)		(53,198)
Institutional Class		(13,489,210)		(3,198,417)
Select Class		(14,512,196)		(5,085,173)[1]
Service Class		(154,749)		(341,037)
Sweep Class		(137)		(376)

Total distributions to shareholders		(28,252,749)		(8,705,632)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	188,255,853	188,255,853	248,950,357	248,950,357
Administrator Class	1,132,252,967	1,132,252,967	4,397,439,331	4,397,439,331
Institutional Class	50,684,304,069	50,684,304,069	151,089,559,572	151,089,559,572
Select Class	57,248,114,682	57,248,114,682	59,808,370,340 [1]	59,808,370,340 [1]
Service Class	13,711,892,740	13,711,892,740	31,369,915,464	31,369,915,464
Sweep Class	11,646,734	11,646,734	34,030,574	34,030,574

		122,976,467,045		246,948,265,638

Reinvestment of distributions
Class A	12,929	12,929	27,387	27,387
Administrator Class	37,763	37,763	25,615	25,615
Institutional Class	4,791,927	4,791,927	1,169,804	1,169,804
Select Class	10,582,030	10,582,030	4,499,399 [1]	4,499,399 [1]
Service Class	21,174	21,174	36,353	36,353
Sweep Class	137	137	376	376

		15,445,960		5,758,934

Payment for shares redeemed
Class A	(191,467,358)	(191,467,358)	(292,616,308)	(292,616,308)
Administrator Class	(1,156,107,421)	(1,156,107,421)	(4,660,088,416)	(4,660,088,416)
Institutional Class	(48,094,897,157)	(48,094,897,157)	(154,387,439,459)	(154,387,439,459)
Select Class	(44,123,351,803)	(44,123,351,803)	(51,827,674,438)[1]	(51,827,674,438)[1]
Service Class	(13,364,160,073)	(13,364,160,073)	(32,535,951,352)	(32,535,951,352)
Sweep Class	(12,326,018)	(12,326,018)	(37,668,958)	(37,668,958)

		(106,942,309,830)		(243,741,438,931)

Net increase in net assets resulting from capital share transactions		16,049,603,175		3,212,585,641

Total increase in net assets		16,049,603,175		3,212,586,912

Net assets
Beginning of period		25,812,135,066		22,599,548,154

End of period		$41,861,738,241		$25,812,135,066

Overdistributed net investment income		$(32,091)		$(32,091)

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.60%
Net expenses	0.37%	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$261,921	$265,119	$308,757	$406,489	$564,676	$937,172

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.33%	0.12%	0.09%	0.09%	0.17%	0.12%
Net investment income	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$358,227	$382,043	$644,666	$596,022	$408,411	$608,948

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.09%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.19%	0.12%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.19%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$16,807,233	$14,212,988	$17,509,698	$20,793,077	$22,762,489	$26,412,568

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	23

(For a share outstanding throughout each period)

SELECT CLASS	Six months ended July 31, 2016 (unaudited)	Year ended January 31, 2016[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.12%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%
Net expenses	0.13%	0.10%
Net investment income	0.26%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$21,120,475	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.37%	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,311,584	$2,963,813	$4,129,813	$4,140,419	$6,440,560	$5,256,816

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SWEEP CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.37%	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,297	$2,977	$6,615	$18,244	$22,998	$101,911

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Government Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based

Notes to financial statements (unaudited)	Wells Fargo Government Money Market Fund	27

on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards which consist of $42,182 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the

28	Wells Fargo Government Money Market Fund	Notes to financial statements (unaudited)

investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.16% for Select Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Government Money Market Fund	29

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. The Fund will continue to be offered to retail and institutional investors and transact at a stable $1.00 net asset value (NAV).

30	Wells Fargo Government Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Government Money Market Fund	33

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund

34	Wells Fargo Government Money Market Fund	Other information (unaudited)

(Administrator Class) was equal to or in range of the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a

Other information (unaudited)	Wells Fargo Government Money Market Fund	35

small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

36	Wells Fargo Government Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245333 09-16 SA303/SAR303 07-16

Semi-Annual Report

July 31, 2016

Government Money Market Funds

■	Wells Fargo 100% Treasury Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo 100% Treasury Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo 100% Treasury Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.00	0.71	0.79	0.65
Administrator Class (WTRXX)	6-30-2010	0.01	0.01	0.75	0.52	0.30
Institutional Class (WOTXX)	10-31-2014	0.07	0.02	0.75	0.40	0.20
Service Class (NWTXX)	12-3-1990	0.00	0.00	0.74	0.69	0.50
Sweep Class	6-30-2010	0.00	0.00	0.74	1.14	1.00

Yield summary (%) as of July 31, 20163

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.00	0.04	0.14	0.00	0.00
7-day compound yield	0.00	0.04	0.14	0.00	0.00
30-day simple yield	0.00	0.04	0.14	0.00	0.00
30-day compound yield	0.00	0.04	0.14	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo 100% Treasury Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
46 days

Weighted average life as of July 31, 2016[6]
89 days

Effective maturity distribution as of July 31, 2016[4]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.45)%, (0.18)%, (0.06)%, (0.35)%, and (0.80)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%
Administrator Class
Actual	$1,000.00	$1,000.13	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.51	0.30%
Institutional Class
Actual	$1,000.00	$1,000.63	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%
Service Class
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%
Sweep Class
Actual	$1,000.00	$1,000.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo 100% Treasury Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 91.51%
U.S. Treasury Bill (z)	0.21%	8-4-2016	$540,070,000	$540,059,718
U.S. Treasury Bill (z)	0.21	8-11-2016	467,655,000	467,623,751
U.S. Treasury Bill (z)	0.26	8-18-2016	1,089,380,000	1,089,244,363
U.S. Treasury Bill (z)	0.27	9-22-2016	100,000,000	99,961,000
U.S. Treasury Bill (z)	0.27	9-29-2016	100,000,000	99,956,569
U.S. Treasury Bill (z)	0.27	10-6-2016	300,000,000	299,854,250
U.S. Treasury Bill (z)	0.29	9-8-2016	50,000,000	49,984,958
U.S. Treasury Bill (z)	0.31	10-13-2016	100,000,000	99,937,747
U.S. Treasury Bill (z)	0.32	10-20-2016	500,000,000	499,647,222
U.S. Treasury Bill (z)	0.32	10-27-2016	500,000,000	499,619,375
U.S. Treasury Bill (z)	0.33	8-25-2016	1,100,000,000	1,099,760,667
U.S. Treasury Bill (z)	0.34	9-1-2016	750,000,000	749,783,431
U.S. Treasury Bond	7.50	11-15-2016	20,000,000	20,406,306
U.S. Treasury Bond	8.75	5-15-2017	20,000,000	21,295,303
U.S. Treasury Note ±	0.37	10-31-2016	200,000,000	199,976,904
U.S. Treasury Note ±	0.39	4-30-2017	100,000,000	99,999,547
U.S. Treasury Note ±	0.40	7-31-2017	210,000,000	209,953,852
U.S. Treasury Note ±	0.49	10-31-2017	200,000,000	199,854,528
U.S. Treasury Note ±	0.49	7-31-2018	30,000,000	29,999,395
U.S. Treasury Note	0.50	4-30-2017	30,000,000	29,990,822
U.S. Treasury Note ±	0.51	4-30-2018	110,000,000	110,004,120
U.S. Treasury Note ±	0.59	1-31-2018	180,000,000	180,065,174
U.S. Treasury Note	0.63	8-15-2016	130,000,000	130,013,741
U.S. Treasury Note	0.63	10-15-2016	196,000,000	196,089,087
U.S. Treasury Note	0.63	11-15-2016	80,000,000	80,027,038
U.S. Treasury Note	0.63	12-15-2016	50,000,000	50,030,102
U.S. Treasury Note	0.63	12-31-2016	60,000,000	60,034,665
U.S. Treasury Note	0.63	2-15-2017	45,000,000	45,009,431
U.S. Treasury Note	0.63	5-31-2017	10,000,000	10,005,531
U.S. Treasury Note	0.88	9-15-2016	250,000,000	250,173,410
U.S. Treasury Note	0.88	11-30-2016	60,000,000	60,087,480
U.S. Treasury Note	0.88	12-31-2016	30,000,000	30,044,497
U.S. Treasury Note	0.88	2-28-2017	55,000,000	55,092,977
U.S. Treasury Note	0.88	4-30-2017	50,000,000	50,131,855
U.S. Treasury Note	0.88	5-15-2017	20,000,000	20,060,304
U.S. Treasury Note	1.00	3-31-2017	10,000,000	10,026,625
U.S. Treasury Note	2.75	11-30-2016	120,000,000	120,916,759
U.S. Treasury Note	3.00	8-31-2016	50,000,000	50,096,918
U.S. Treasury Note	3.13	10-31-2016	115,000,000	115,780,029
U.S. Treasury Note	4.63	11-15-2016	50,000,000	50,611,190
U.S. Treasury Note	4.63	2-15-2017	50,000,000	51,104,785

Total Treasury Debt (Cost $8,132,315,426)				8,132,315,426

Total investments in securities (Cost $8,132,315,426) *	91.51%	8,132,315,426
Other assets and liabilities, net	8.49	754,929,237

Total net assets	100.00%	$8,887,244,663

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2016 (unaudited)	Wells Fargo 100% Treasury Money Market Fund	9

Assets
Investments in unaffiliated securities, at amortized cost	$8,132,315,426
Cash	2,099
Receivable for investments sold	974,004,929
Receivable for Fund shares sold	3,349,355
Receivable for interest	12,436,216
Receivable from manager	200,313
Prepaid expenses and other assets	236,402

Total assets	9,122,544,740

Liabilities
Dividends payable	71,205
Payable for investments purchased	229,995,196
Payable for Fund shares redeemed	2,522,084
Distribution fee payable	234,065
Administration fees payable	895,379
Accrued expenses and other liabilities	1,582,148

Total liabilities	235,300,077

Total net assets	$8,887,244,663

NET ASSETS CONSIST OF
Paid-in capital	$8,886,916,343
Undistributed net investment income	3,315
Accumulated net realized gains on investments	325,005

Total net assets	$8,887,244,663

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$366,063,582
Shares outstanding – Class A1	366,032,378
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,823,874,243
Shares outstanding – Administrator Class[1]	1,823,680,573
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,069,094,343
Shares outstanding – Institutional Class[1]	2,068,897,126
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$3,852,597,742
Shares outstanding – Service Class[1]	3,852,247,269
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$775,614,753
Shares outstanding – Sweep Class[1]	775,548,545
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo 100% Treasury Money Market Fund	Statement of operations—six months ended July 31, 2016 (unaudited)

Investment income
Interest	$15,052,641

Expenses
Management fee	14,362,764
Administration fees
Class A	429,727
Administrator Class	955,467
Institutional Class	701,864
Service Class	2,642,696
Sweep Class	835,213
Shareholder servicing fees
Class A	488,326
Administrator Class	909,750
Service Class	5,472,609
Sweep Class	949,106
Distribution fee
Sweep Class	1,328,748
Custody and accounting fees	225,505
Professional fees	26,366
Registration fees	158,726
Shareholder report expenses	78,931
Trustees’ fees and expenses	6,998
Other fees and expenses	64,728

Total expenses	29,637,524
Less: Fee waivers and/or expense reimbursements	(15,959,871)

Net expenses	13,677,653

Net investment income	1,374,988

Net realized gains on investments	372,290

Net increase in net assets resulting from operations	$1,747,278

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo 100% Treasury Money Market Fund	11

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$1,374,988		$99,433
Net realized gains (losses) on investments		372,290		(107,610)

Net increase (decrease) in net assets resulting from operations		1,747,278		(8,177)

Distributions to shareholders from
Net investment income
Class A		(74)		(277)
Administrator Class		(252,188)		(1,368)
Institutional Class		(1,111,340)		(38,488)
Service Class		(863)		(2,109)
Sweep Class		(129)		(178)
Net realized gains
Class A		0		(1,925)
Administrator Class		0		(8,547)
Institutional Class		0		(1,259)
Service Class		0		(22,628)
Sweep Class		0		(1,852)

Total distributions to shareholders		(1,364,594)		(78,631)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	719,613,730	719,613,730	1,901,446,024	1,901,446,024
Administrator Class	2,083,971,454	2,083,971,454	6,440,523,252	6,440,523,252
Institutional Class	3,494,014,503	3,494,014,503	1,469,373,290	1,469,373,290
Service Class	10,621,301,837	10,621,301,837	25,698,628,836	25,698,628,836
Sweep Class	2,535,086,342	2,535,086,342	3,327,666,111	3,327,666,111

		19,453,987,866		38,837,637,513

Reinvestment of distributions
Class A	70	70	2,185	2,185
Administrator Class	114,195	114,195	4,720	4,720
Institutional Class	1,003,671	1,003,671	34,826	34,826
Service Class	227	227	7,952	7,952
Sweep Class	129	129	2,030	2,030

		1,118,292		51,713

Payment for shares redeemed
Class A	(817,749,486)	(817,749,486)	(2,446,890,666)	(2,446,890,666)
Administrator Class	(2,206,298,503)	(2,206,298,503)	(7,151,322,142)	(7,151,322,142)
Institutional Class	(2,058,388,459)	(2,058,388,459)	(837,240,706)	(837,240,706)
Service Class	(12,383,142,918)	(12,383,142,918)	(27,046,883,461)	(27,046,883,461)
Sweep Class	(2,232,765,886)	(2,232,765,886)	(3,282,195,419)	(3,282,195,419)

		(19,698,345,252)		(40,764,532,394)

Net decrease in net assets resulting from capital share transactions		(243,239,094)		(1,926,843,168)

Total decrease in net assets		(242,856,410)		(1,926,929,976)

Net assets
Beginning of period		9,130,101,073		11,057,031,049

End of period		$8,887,244,663		$9,130,101,073

Undistributed (overdistributed) net investment income		$3,315		$(7,079)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1,2]	0.00 [1,2]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.79%	0.77%	0.69%
Net expenses	0.33%	0.08%	0.04%	0.06%	0.09%	0.05%
Net investment income (loss)	0.00%	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$366,064	$464,176	$1,009,623	$932,956	$290,743	$230,582

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.30%	0.08%	0.04%	0.06%	0.09%	0.04%
Net investment income (loss)	0.03%	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,823,874	$1,945,991	$2,656,805	$2,754,138	$2,632,074	$1,636,769

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [2]	0.00 [2]	(0.00)[2,3]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[4]	0.06%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.40%	0.39%
Net expenses	0.20%	0.11%	0.04%
Net investment income (loss)	0.13%	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$2,069,094	$632,263	$100

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00 [1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.68%	0.68%	0.69%	0.68%
Net expenses	0.33%	0.09%	0.05%	0.07%	0.09%	0.05%
Net investment income (loss)	0.00%	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,852,598	$5,614,425	$6,962,725	$7,491,653	$7,802,468	$8,502,741

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SWEEP CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.33%	0.09%	0.04%	0.06%	0.09%	0.04%
Net investment income (loss)	0.00%	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$775,615	$473,246	$427,778	$390,560	$447,234	$309,270

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo 100% Treasury Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

18	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability

As of January 31, 2016, the Fund had capital loss carryforwards which consist of $43,766 in short-term capital losses.

As of January 31, 2016, the Fund had current year deferred post-October capital losses consisting of $3,519 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level

Notes to financial statements (unaudited)	Wells Fargo 100% Treasury Money Market Fund	19

administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fees is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. The Fund will continue to be offered to retail and institutional investors and transact at a stable $1.00 net asset value (NAV).

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

24	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	25

performance of the Fund (Service Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

26	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo 100% Treasury Money Market Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245330 09-16 SA300/SAR300 07-16

Semi-Annual Report

July 31, 2016

Government Money Market Funds

■	Wells Fargo Treasury Plus Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Treasury Plus Money Market Fund for the six-month period that ended July 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. Meanwhile, the U.S. Federal Reserve (Fed) kept the federal funds target rate between 0.25% and 0.50%.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our Product Alert titled Wells Fargo Announces Effective Dates for Changes to Certain Money Market Funds featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements included increased disclosure and reporting of fund statistics, such as percentage of liquid assets, shareholder flows, and market-based NAVs. In addition, the new regulations also included tighter diversification requirements and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money markets funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. Click on Product Information and find them under the Product Alerts tab.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Short-term rates remained steady but low.

The Fed kept the federal funds rate steady. On the growth side of its mandate, U.S. economic activity appeared to maintain a modest pace. Global concerns continued to confront the Fed as it tried to assess future conditions in the U.S. While China’s growth and its markets stabilized post first-quarter downdrafts, it continued to “face considerable challenges,” per Fed Chair Janet Yellen in her

Letter to shareholders (unaudited)	Wells Fargo Treasury Plus Money Market Fund	3

monetary policy report to Congress. Further, although commodity prices rebounded from first-quarter lows, other worries remained. The strong dollar, which could hamper manufacturing and exports, is one factor. Another is potential fallout from Brexit, the referendum whereby the U.K. voted to leave the European Union. With growth and inflation low, Chair Yellen has argued in her monetary policy report that there is little room to cut rates further but plenty of scope to raise rates if inflation picks up too quickly.

With regard to Brexit, traditional risk assets—such as equities and foreign exchange—experienced volatility and U.S. Treasury securities benefited from a flight to quality. Money markets, however, were relatively immune to this volatility, with both credit spreads and liquidity little changed.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20161

					Expense ratios[2] (%)
		1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.01	0.75	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.02	0.01	0.81	0.35	0.35
Institutional Class (PISXX)	8-11-1995	0.09	0.03	0.86	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.01	0.78	0.52	0.45
Sweep Class	6-30-2010	0.01	0.01	0.75	0.97	0.97

Yield summary (%) as of July 31, 20163

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.04	0.18	0.01	0.01
7-day compound yield	0.01	0.04	0.18	0.01	0.01
30-day simple yield	0.01	0.04	0.19	0.01	0.01
30-day compound yield	0.01	0.04	0.19	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Treasury Plus Money Market Fund	5

Portfolio composition as of July 31, 2016[4]

Effective maturity distribution as of July 31, 2016[4]

Weighted average maturity as of July 31, 2016[5]
46 days

Weighted average life as of July 31, 2016[6]
89 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.23)%, 0.04%, 0.16%, (0.13)%, and (0.58)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAL of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2016	Ending account value 7-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.72	0.34%
Administrator Class
Actual	$1,000.00	$1,000.11	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,000.76	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	$1.01	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.72	0.34%
Sweep Class
Actual	$1,000.00	$1,000.05	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.72	0.34%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 62.03%
Bank of Montreal, dated 7-29-2016, maturity value $100,002,500 (1)	0.30%	8-1-2016	$100,000,000	$100,000,000
Bank of Nova Scotia NY, dated 7-29-2016, maturity value $275,007,563 (2)	0.33	8-1-2016	275,000,000	275,000,000
Barclays Capital Incorporated, dated 7-29-2016, maturity value $250,007,083 (3)	0.34	8-1-2016	250,000,000	250,000,000
BNP Paribas, dated 7-29-2016, maturity value $2,101,907,801 (4)	0.33	8-1-2016	2,101,850,000	2,101,850,000
Citigroup Global Markets Incorporated, dated 7-28-2016, maturity value $250,015,069 (5)	0.31	8-4-2016	250,000,000	250,000,000
Credit Agricole, dated 7-27-2016, maturity value $500,031,111 (6)	0.32	8-3-2016	500,000,000	500,000,000
Credit Agricole, dated 7-29-2016, maturity value $1,200,032,000 (7)	0.32	8-1-2016	1,200,000,000	1,200,000,000
Credit Suisse Securities USA, dated 7-29-2016, maturity value $500,014,583 (8)	0.35	8-1-2016	500,000,000	500,000,000
Deutsche Bank Securities, dated 7-29-2016, maturity value $200,006,333 (9)	0.38	8-1-2016	200,000,000	200,000,000
Federal Reserve Bank of New York, dated 7-29-2016, maturity value $800,016,667 (10)	0.25	8-1-2016	800,000,000	800,000,000
JPMorgan Securities, dated 7-1-2016, maturity value $550,156,292 (11)¢±§	0.33	8-1-2016	550,000,000	550,000,000
JPMorgan Securities, dated 7-29-2016, maturity value $625,017,188 (12)	0.33	8-1-2016	625,000,000	625,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 7-29-2016, maturity value $125,003,438 (13)	0.33	8-1-2016	125,000,000	125,000,000
Prudential, dated 7-29-2016, maturity value $461,213,192 (14)	0.34	8-1-2016	461,200,125	461,200,125
RBC Capital Markets, dated 6-29-2016, maturity value $250,139,792 (15)¢±§	0.33	8-29-2016	250,000,000	250,000,000
Societe Generale NY, dated 7-11-2016, maturity value $250,079,653 (16)¢±§(i)	0.37	8-11-2016	250,000,000	250,000,000
Societe Generale NY, dated 7-13-2016, maturity value $250,082,500 (17)¢±§(i)	0.36	8-15-2016	250,000,000	250,000,000
Societe Generale NY, dated 7-27-2016, maturity value $100,006,222 (18)	0.32	8-3-2016	100,000,000	100,000,000
Societe Generale NY, dated 7-29-2016, maturity value $250,006,875 (19)	0.33	8-1-2016	250,000,000	250,000,000
Toronto Dominion Bank, dated 7-29-2016, maturity value $200,005,500 (20)	0.33	8-1-2016	200,000,000	200,000,000

Total Repurchase Agreements (Cost $9,238,050,125)				9,238,050,125

Treasury Debt: 36.41%
U.S. Treasury Bill (z)	0.39	11-10-2016	50,000,000	49,945,292
U.S. Treasury Bill (z)	0.43	1-19-2017	100,000,000	99,794,800
U.S. Treasury Bond	4.63	2-15-2017	233,700,000	238,861,174
U.S. Treasury Bond	7.50	11-15-2016	82,268,000	83,937,111
U.S. Treasury Bond	8.75	5-15-2017	120,000,000	127,747,087
U.S. Treasury Note ±%%	0.48	7-31-2018	70,000,000	69,998,589
U.S. Treasury Note ±	0.49	10-31-2017	550,000,000	549,657,415
U.S. Treasury Note	0.50	9-30-2016	100,000,000	100,007,382
U.S. Treasury Note	0.50	2-28-2017	29,000,000	28,984,724
U.S. Treasury Note	0.50	4-30-2017	130,000,000	129,961,231
U.S. Treasury Note ±	0.51	4-30-2018	186,851,000	186,875,298
U.S. Treasury Note ±	0.59	1-31-2018	400,000,000	400,149,707
U.S. Treasury Note	0.63	8-15-2016	60,000,000	60,005,208
U.S. Treasury Note	0.63	10-15-2016	320,000,000	320,113,299
U.S. Treasury Note	0.63	11-15-2016	220,000,000	220,094,545
U.S. Treasury Note	0.63	12-15-2016	100,000,000	100,060,203
U.S. Treasury Note	0.63	12-31-2016	290,000,000	290,161,216
U.S. Treasury Note	0.63	2-15-2017	130,000,000	130,017,495
U.S. Treasury Note	0.63	5-31-2017	70,000,000	70,038,716
U.S. Treasury Note	0.75	3-15-2017	100,000,000	100,101,254
U.S. Treasury Note	0.88	11-30-2016	180,000,000	180,262,438
U.S. Treasury Note	0.88	12-31-2016	120,000,000	120,177,988
U.S. Treasury Note	0.88	2-28-2017	175,000,000	175,336,673
U.S. Treasury Note	0.88	4-30-2017	220,000,000	220,582,125

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note ##	0.88%	5-15-2017	$80,000,000	$80,241,217
U.S. Treasury Note	1.00	9-30-2016	100,000,000	100,100,661
U.S. Treasury Note	1.00	10-31-2016	150,000,000	150,235,186
U.S. Treasury Note	1.00	3-31-2017	50,000,000	50,133,126
U.S. Treasury Note	2.75	11-30-2016	387,000,000	389,943,180
U.S. Treasury Note	2.75	5-31-2017	10,000,000	10,173,504
U.S. Treasury Note	3.00	8-31-2016	50,000,000	50,096,918
U.S. Treasury Note	3.13	10-31-2016	305,000,000	307,050,949
U.S. Treasury Note	4.63	11-15-2016	229,000,000	231,736,190

Total Treasury Debt (Cost $5,422,581,901)				5,422,581,901

Total investments in securities (Cost $14,660,632,026) *	98.44%	14,660,632,026
Other assets and liabilities, net	1.56	232,015,771

Total net assets	100.00%	$14,892,647,797

^^	Collateralized by:

(1)	U.S. government securities, 0.13% to 4.75%, 7-31-2019 to 11-15-2045, fair value including accrued interest is $102,000,051.

(2)	U.S. government securities, 0.00% to 6.75%, 8-8-2016 to 5-15-2045, fair value including accrued interest is $280,500,000.

(3)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $255,000,069.

(4)	U.S. government securities, 0.00% to 8.88%, 10-13-2016 to 11-15-2045, fair value including accrued interest is $2,143,893,791.

(5)	U.S. government securities, 1.00% to 1.38%, 3-15-2018 to 1-31-2021, fair value including accrued interest is $255,000,048.

(6)	U.S. government securities, 0.63% to 4.63%, 9-30-2016 to 2-15-2044, fair value including accrued interest is $510,000,118.

(7)	U.S. government securities, 0.00% to 8.88%, 7-31-2016 to 2-15-2046, fair value including accrued interest is $1,224,000,093.

(8)	U.S. government securities, 0.50% to 2.25%, 7-31-2017 to 10-31-2018, fair value including accrued interest is $510,000,111.

(9)	U.S. government securities, 0.00% to 2.75%, 9-1-2016 to 2-15-2024, fair value including accrued interest is $204,000,008.

(10)	U.S. government securities, 2.75% to 8.00%, 11-15-2021 to 2-15-2024, fair value including accrued interest is $800,016,672.

(11)	U.S. government securities, 0.13% to 3.88%, 5-31-2021 to 2-15-2046, fair value including accrued interest is $561,002,423.

(12)	U.S. government securities, 0.13% to 6.75%, 7-31-2016 to 2-15-2045, fair value including accrued interest is $637,507,680.

(13)	U.S. government securities, 3.00%, 11-15-2045, fair value including accrued interest is $127,500,076.

(14)	U.S. government securities, 0.00% to 8.00%, 6-15-2017 to 5-15-2045, fair value including accrued interest is $470,424,128.

(15)	U.S. government securities, 0.00% to 8.88%, 9-1-2016 to 5-15-2045, fair value including accrued interest is $255,000,020.

(16)	U.S. government securities, 0.00% to 9.13%, 8-18-2016 to 2-15-2045, fair value including accrued interest is $255,000,000.

(17)	U.S. government securities, 0.00% to 8.75%, 8-18-2016 to 5-15-2024, fair value including accrued interest is $255,000,038.

(18)	U.S. government securities, 0.00% to 2.13%, 10-13-2016 to 2-15-2041, fair value including accrued interest is $102,000,000.

(19)	U.S. government securities, 0.00% to 8.13%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $255,000,000.

(20)	U.S. government securities, 0.63% to 6.25%, 9-30-2016 to 2-15-2046, fair value including accrued interest is $204,000,030.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

(z)	Zero coupon security. The rate represents the current yield to maturity.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2016 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	9

Assets
Investments
In repurchase agreements, at amortized cost	$9,238,050,125
In unaffiliated securities, at amortized cost	5,422,581,901

Total investments, at amortized cost	14,660,632,026
Cash	7,045
Receivable for investments sold	280,000,000
Receivable for Fund shares sold	830,314
Receivable for interest	26,014,580
Prepaid expenses and other assets	373,851

Total assets	14,967,857,816

Liabilities
Dividends payable	984,964
Payable for investments purchased	69,999,551
Payable for Fund shares redeemed	567,571
Management fee payable	1,000,253
Distribution fee payable	463
Administration fees payable	1,216,580
Accrued expenses and other liabilities	1,440,637

Total liabilities	75,210,019

Total net assets	$14,892,647,797

NET ASSETS CONSIST OF
Paid-in capital	$14,892,956,456
Overdistributed net investment income	(318,193)
Accumulated net realized gains on investments	9,534

Total net assets	$14,892,647,797

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,457,278,167
Shares outstanding – Class A1	1,457,094,980
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$74,152,684
Shares outstanding – Administrator Class[1]	74,142,461
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$11,846,378,968
Shares outstanding – Institutional Class[1]	11,844,950,432
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,514,184,380
Shares outstanding – Service Class[1]	1,513,996,548
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$653,598
Shares outstanding – Sweep Class[1]	653,437
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Treasury Plus Money Market Fund	Statement of operations—six months ended July 31, 2016 (unaudited)

Investment income
Interest	$25,777,446

Expenses
Management fee	10,247,663
Administration fees
Class A	1,829,642
Administrator Class	57,226
Institutional Class	4,623,973
Service Class	766,797
Sweep Class	2,643
Shareholder servicing fees
Class A	2,079,138
Administrator Class	55,961
Service Class	1,590,013
Sweep Class	3,003
Distribution fee
Sweep Class	4,205
Custody and accounting fees	344,975
Professional fees	24,714
Registration fees	45,402
Shareholder report expenses	20,179
Trustees’ fees and expenses	3,158
Other fees and expenses	30,030

Total expenses	21,728,722
Less: Fee waivers and/or expense reimbursements	(4,940,326)

Net expenses	16,788,396

Net investment income	8,989,050

Net realized gains on investments	13,854

Net increase in net assets resulting from operations	$9,002,904

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Treasury Plus Money Market Fund	11

	Six months ended July 31, 2016 (unaudited)		Year ended January 31, 2016

Operations
Net investment income		$8,989,050		$3,092,239
Net realized gains on investments		13,854		1,750

Net increase in net assets resulting from operations		9,002,904		3,093,989

Distributions to shareholders from
Net investment income
Class A		(83,382)		(185,550)
Administrator Class		(11,385)		(11,187)
Institutional Class		(8,830,032)		(2,738,718)
Service Class		(64,131)		(156,479)
Sweep Class		(120)		(305)

Total distributions to shareholders		(8,989,050)		(3,092,239)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,748,065,064	4,748,065,064	9,695,234,245	9,695,234,245
Administrator Class	221,886,998	221,886,998	1,485,239,239	1,485,239,239
Institutional Class	51,783,663,169	51,783,663,169	92,509,317,999	92,509,317,999
Service Class	3,596,268,595	3,596,268,595	6,667,123,211	6,667,123,211
Sweep Class	3,063,857	3,063,857	7,264,570	7,264,570

		60,352,947,683		110,364,179,264

Reinvestment of distributions
Class A	27,247	27,247	60,846	60,846
Administrator Class	11,385	11,385	9,295	9,295
Institutional Class	3,986,218	3,986,218	1,058,693	1,058,693
Service Class	6,049	6,049	10,293	10,293
Sweep Class	120	120	305	305

		4,031,019		1,139,432

Payment for shares redeemed
Class A	(5,247,368,670)	(5,247,368,670)	(9,471,777,216)	(9,471,777,216)
Administrator Class	(249,176,096)	(249,176,096)	(1,489,995,863)	(1,489,995,863)
Institutional Class	(52,558,539,055)	(52,558,539,055)	(91,084,112,215)	(91,084,112,215)
Service Class	(3,421,955,936)	(3,421,955,936)	(7,172,613,690)	(7,172,613,690)
Sweep Class	(5,555,605)	(5,555,605)	(7,173,689)	(7,173,689)

		(61,482,595,362)		(109,225,672,673)

Net increase (decrease) in net assets resulting from capital share transactions		(1,125,616,660)		1,139,646,023

Total increase (decrease) in net assets		(1,125,602,806)		1,139,647,773

Net assets
Beginning of period		16,018,250,603		14,878,602,830

End of period		$14,892,647,797		$16,018,250,603

Overdistributed net investment income		$(318,193)		$(318,193)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.34%	0.11%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,457,278	$1,956,626	$1,733,107	$1,998,010	$1,589,730	$1,692,131

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%
Net expenses	0.33%	0.10%	0.06%	0.07%	0.13%	0.05%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$74,153	$101,432	$106,179	$98,633	$204,264	$209,513

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.08%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.10%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.15%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,846,379	$12,617,153	$11,190,887	$9,522,210	$7,557,137	$6,393,891

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SERVICE CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.34%	0.11%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,514,184	$1,339,895	$1,845,375	$1,589,951	$1,932,680	$1,885,503

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2016 (unaudited)	Year ended January 31
SWEEP CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.34%	0.11%	0.06%	0.06%	0.12%	0.07%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$654	$3,145	$3,054	$20,122	$27,152	$42,861

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Treasury Plus Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

18	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards which consist of $4,320 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.

Notes to financial statements (unaudited)	Wells Fargo Treasury Plus Money Market Fund	19

Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2016, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. The Fund will continue to be offered to retail and institutional investors and transact at a stable $1.00 net asset value (NAV).

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 71 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

24	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than or equal to the average performance of the Universe for all periods under review. The Board noted that the Fund experienced a portfolio manager change in 2014.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	25

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing

26	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Treasury Plus Money Market Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245339 09-16 SA314/SAR314 07-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Wells Fargo Money Market Fund and Wells Fargo National Tax-Free Money Market Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Money Market Fund and Wells Fargo National Tax-Free Money Market Fund are filed under this Item.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.63%
FHLB (z)	0.41%	8-3-2016	$10,000,000	$9,999,772

Total Agency Securities (Cost $9,999,772)				9,999,772

Certificates of Deposit: 21.39%
ABN AMRO Funding LLC	0.40	8-1-2016	13,000,000	13,000,000
Australia & New Zealand Banking Group	0.30	8-1-2016	20,000,000	20,000,000
Bank of Montreal	0.44	8-1-2016	14,000,000	14,000,000
Bank of Montreal	0.44	8-2-2016	7,000,000	7,000,000
Barclays Bank plc 144A(z)	0.68	8-1-2016	7,000,000	7,000,000
Barclays Bank plc 144A(z)	0.68	8-5-2016	3,000,000	2,999,773
Citibank (New York)	0.53	8-2-2016	3,000,000	3,000,000
Citibank (New York)	0.55	8-26-2016	3,000,000	3,000,000
Cooperatieve Centrale ±	0.82	9-7-2016	2,000,000	2,000,000
Credit Agricole SA	0.32	8-1-2016	32,000,000	32,000,000
DG Bank (New York)	0.65	8-8-2016	8,000,000	8,000,058
DNB Nor Bank ASA	0.30	8-1-2016	33,000,000	33,000,000
HSBC Bank plc	0.35	8-1-2016	32,000,000	32,000,000
HSBC Bank plc ±	0.80	8-1-2016	3,000,000	3,000,000
KBC Bank	0.32	8-1-2016	29,000,000	29,000,000
Mitsubishi Trust & Bank	0.64	8-5-2016	4,000,000	4,000,000
Mizuho Corporate Bank (z)	0.72	8-3-2016	5,000,000	4,999,800
Mizuho Corporate Bank (z)	0.75	9-9-2016	4,000,000	3,996,756
National Bank of Canada	0.30	8-1-2016	17,000,000	17,000,000
NBAD Americas NV	0.37	8-1-2016	27,000,000	27,000,000
Norinchukin Bank	0.53	8-5-2016	5,000,000	5,000,000
Norinchukin Bank	0.64	9-15-2016	4,000,000	4,000,000
Standard Chartered Bank	0.65	8-15-2016	4,000,000	4,000,000
Standard Chartered Bank	0.65	8-22-2016	3,000,000	3,000,000
State Street Bank & Trust Company ±	0.82	9-2-2016	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation	0.62	8-5-2016	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation	0.65	8-10-2016	2,000,000	2,000,075
Sumitomo Trust & Banking Corporation	0.46	8-1-2016	20,000,000	20,000,000
Swedbank	0.30	8-1-2016	27,000,000	27,000,000

Total Certificates of Deposit (Cost $340,996,462)				340,996,462

Commercial Paper: 28.26%

Asset-Backed Commercial Paper: 16.70%
Alpine Securitization Limited 144A(z)	0.55	8-8-2016	9,000,000	8,999,038
Alpine Securitization Limited 144A(z)	0.57	8-11-2016	3,000,000	2,999,525
Alpine Securitization Limited 144A(z)	0.57	8-12-2016	5,000,000	4,999,129
Anglesea Funding LLC 144A(z)	0.50	8-1-2016	10,000,000	10,000,000
Anglesea Funding LLC 144A±	0.62	9-7-2016	5,000,000	5,000,000
Anglesea Funding LLC 144A±	0.62	8-10-2016	5,000,000	5,000,000
Antalis SA 144A(z)	0.67	8-9-2016	3,000,000	2,999,553
Antalis SA 144A(z)	0.70	9-6-2016	2,000,000	1,998,600
Antalis SA 144A(z)	0.70	9-9-2016	1,000,000	999,242
Atlantic Asset Securitization Corporation 144A±	0.63	12-5-2016	3,000,000	2,999,993
Atlantic Asset Securitization Corporation 144A±	0.63	12-9-2016	3,000,000	2,999,983
Atlantic Asset Securitization Corporation 144A±	0.64	12-16-2016	4,000,000	3,999,985

2	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Barton Capital Corporation 144A(z)	0.62%	8-1-2016	$1,000,000	$1,000,000
Bedford Row Funding Corporation 144A±	0.82	8-1-2016	2,000,000	2,000,000
Bennington Stark Capital Company LLC 144A(z)	0.50	8-2-2016	15,000,000	14,999,792
Bennington Stark Capital Company LLC 144A(z)	0.50	8-3-2016	3,000,000	2,999,917
Caisse D’amortissement de la Dette Sociale 144A(z)	0.68	9-19-2016	9,600,000	9,591,180
Cancara Asset Security Limited (z)	0.56	8-26-2016	2,000,000	1,999,222
Chesham Finance Limited 144A(z)	0.50	8-1-2016	7,000,000	7,000,000
Concord Minutemen Capital Company 144A(z)	0.47	8-2-2016	6,000,000	5,999,922
Concord Minutemen Capital Company 144A(z)	0.47	8-4-2016	8,000,000	7,999,687
Crown Point Capital Company LLC 144A±	0.64	8-22-2016	5,000,000	5,000,000
Crown Point Capital Company LLC 144A±%%	0.67	11-7-2016	5,000,000	5,000,000
Crown Point Capital Company LLC 144A±	0.69	10-25-2016	5,000,000	5,000,000
Gotham Funding Corporation 144A(z)	0.57	8-10-2016	4,000,000	3,999,430
Gotham Funding Corporation 144A(z)	0.60	8-26-2016	3,000,000	2,998,750
Halkin Finance LLC 144A(z)	0.53	8-1-2016	4,000,000	4,000,000
Institutional Secured Funding LLC 144A(z)	0.55	8-1-2016	20,000,000	20,000,000
Institutional Secured Funding LLC 144A(z)	0.65	8-12-2016	2,000,000	1,999,603
Kells Funding LLC 144A(z)	0.59	8-9-2016	2,000,000	1,999,738
Kells Funding LLC 144A(z)	0.59	8-23-2016	3,000,000	2,998,918
Kells Funding LLC 144A(z)	0.64	9-20-2016	1,000,000	999,111
Kells Funding LLC 144A(z)	0.64	9-22-2016	2,000,000	1,998,151
Lexington Parker Capital Company LLC 144A(z)	0.47	8-2-2016	6,000,000	5,999,922
Lexington Parker Capital Company LLC 144A(z)	0.47	8-1-2016	8,000,000	8,000,000
Lexington Parker Capital Company LLC 144A(z)	0.47	8-4-2016	4,000,000	3,999,843
LMA Americas LLC 144A(z)	0.55	9-2-2016	3,000,000	2,998,533
LMA Americas LLC 144A(z)	0.56	8-11-2016	2,000,000	1,999,689
Matchpoint Finance plc 144A(z)	0.45	8-1-2016	2,632,000	2,632,000
Matchpoint Finance plc 144A(z)	0.68	9-1-2016	2,000,000	1,998,829
Mountcliff Funding LLC 144A(z)	0.51	8-1-2016	9,000,000	9,000,000
Nieuw Amsterdam Receivable 144A(z)	0.56	8-17-2016	2,000,000	1,999,502
Nieuw Amsterdam Receivable 144A(z)	0.70	8-8-2016	2,000,000	1,999,728
Nieuw Amsterdam Receivable 144A(z)	0.70	8-22-2016	2,000,000	1,999,183
Regency Markets No.1 LLC (z)	0.55	8-12-2016	1,000,000	999,832
Sheffield Receivable 144A(z)	0.65	8-4-2016	8,000,000	7,999,567
Starbird Funding Corporation 144A(z)	0.63	8-1-2016	4,000,000	4,000,000
Starbird Funding Corporation 144A(z)	0.63	8-2-2016	2,000,000	1,999,965
Starbird Funding Corporation 144A(z)	0.63	8-3-2016	4,000,000	3,999,860
Starbird Funding Corporation 144A(z)	0.64	8-10-2016	4,000,000	3,999,360
Starbird Funding Corporation 144A±	0.64	9-16-2016	2,000,000	2,000,000
Starbird Funding Corporation 144A(z)	0.68	9-1-2016	3,000,000	2,998,243
Versailles Commercial Paper LLC 144A±	0.63	12-8-2016	7,000,000	7,000,000
Versailles Commercial Paper LLC 144A(z)	0.70	8-1-2016	5,000,000	5,000,000
Victory Receivables 144A(z)	0.57	8-22-2016	3,000,000	2,999,003
Victory Receivables 144A(z)	0.58	8-30-2016	3,000,000	2,998,598
Victory Receivables 144A(z)	0.60	8-25-2016	3,000,000	2,998,800
Victory Receivables 144A(z)	0.60	8-26-2016	3,000,000	2,998,750
Victory Receivables 144A(z)	0.60	9-7-2016	5,000,000	4,996,917
Working Capital Management Company 144A(z)	0.58	8-1-2016	4,000,000	4,000,000

				266,194,593

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper: 9.68%
ANZ Banking Group Limited 144A(z)	0.57%	8-2-2016	$4,000,000	$3,999,937
ANZ Banking Group Limited 144A(z)	0.65	8-22-2016	4,000,000	3,998,483
ANZ Banking Group Limited 144A(z)	0.65	8-26-2016	4,000,000	3,998,194
Banco de Credito e Inversiones 144A(z)	0.85	8-29-2016	5,000,000	4,996,694
Banco de Credito e Inversiones 144A(z)	0.85	8-30-2016	3,000,000	2,997,946
Bank of Nova Scotia 144A(z)	0.60	9-21-2016	3,000,000	2,997,450
Banque et Caisse d’Epargne de l’Etat (z)	0.66	9-1-2016	4,000,000	3,997,727
Caisse Centrale Desjardins du Quebec 144A(z)	0.52	8-9-2016	5,000,000	4,999,422
Caisse Centrale Desjardins du Quebec 144A(z)	0.55	8-8-2016	8,200,000	8,199,127
Caisse Centrale Desjardins du Quebec 144A(z)	0.63	9-15-2016	3,000,000	2,997,638
Caisse Centrale Desjardins du Quebec 144A(z)	0.65	9-12-2016	4,000,000	3,996,967
Caisse Centrale Desjardins du Quebec 144A(z)	0.67	9-29-2016	2,000,000	1,997,804
Commonwealth Bank of Australia 144A(z)	0.62	9-6-2016	6,000,000	5,996,280
Commonwealth Bank of Australia 144A±	0.83	8-17-2016	7,000,000	7,000,000
Dexia Credit Local (z)	0.65	9-12-2016	8,000,000	7,993,933
HSBC Bank plc 144A(z)	0.63	9-9-2016	3,000,000	2,997,953
Macquarie Bank Limited 144A(z)	0.55	8-1-2016	7,000,000	7,000,000
Macquarie Bank Limited 144A(z)	0.55	8-18-2016	4,000,000	3,998,961
Macquarie Bank Limited 144A(z)	0.55	8-19-2016	4,000,000	3,998,900
Macquarie Bank Limited 144A(z)	0.64	9-1-2016	2,000,000	1,998,898
Macquarie Bank Limited 144A(z)	0.65	9-7-2016	4,000,000	3,997,348
National Australia Bank Limited 144A±	0.80	8-4-2016	3,000,000	3,000,000
National Securities Clearing Corporation 144A(z)	0.50	8-8-2016	2,000,000	1,999,806
Nationwide Building Society 144A(z)	0.64	8-15-2016	4,000,000	3,999,004
Nationwide Building Society 144A(z)	0.70	9-2-2016	4,000,000	3,997,511
Nederlandse Waterschapsbank NV 144A(z)	0.56	8-8-2016	8,000,000	7,999,129
Nederlandse Waterschapsbank NV 144A(z)	0.63	9-1-2016	6,000,000	5,996,771
NRW Bank 144A(z)	0.44	8-2-2016	10,000,000	9,999,878
NRW Bank 144A(z)	0.61	9-16-2016	3,000,000	2,997,662
NV Bank Nederlandse Gemeenten 144A(z)	0.63	8-31-2016	8,000,000	7,995,800
Ontario Teachers Finance Trust 144A(z)	0.66	9-21-2016	2,000,000	1,998,130
Suncorp Group Limited 144A(z)	0.74	9-6-2016	6,000,000	5,995,560
Suncorp Group Limited 144A(z)	0.75	9-8-2016	4,200,000	4,196,675

				154,335,588

Other Commercial Paper: 1.88%
Caisse des Depots et Consignations 144A(z)	0.49	8-2-2016	2,000,000	1,999,973
China Shipping Container Lines (z)	1.00	8-1-2016	14,000,000	14,000,000
Erste Abwicklungsanstalt 144A(z)	0.66	8-22-2016	3,000,000	2,998,845
Sinochem Capital Company Limited (z)	0.47	8-1-2016	4,000,000	4,000,000
Toyota Motor Credit Corporation (z)	0.60	8-3-2016	7,000,000	6,999,763

				29,998,581

Total Commercial Paper (Cost $450,528,762)				450,528,762

Municipal Obligations: 18.31%

Alabama: 0.13%

Variable Rate Demand Note ø: 0.13%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.46	4-1-2028	2,000,000	2,000,000

4	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arizona: 0.38%

Other Municipal Debt: 0.38%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.52%	8-8-2016	$4,000,000	$3,999,596
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.52	8-10-2016	2,000,000	1,999,740

				5,999,336

Arkansas: 0.13%

Variable Rate Demand Note ø: 0.13%
Maumelle AR Taxable Variable Kimberly Clark Corporation (Industrial Development Revenue) 144A	0.47	8-1-2045	2,000,000	2,000,000

California: 0.56%

Variable Rate Demand Notes ø: 0.56%
Modesto CA Water Certificate of Participation Sereis A (Water & Sewer Revenue, JPMorgan Chase & Company LOC, AGC Insured)	0.43	10-1-2036	2,000,000	2,000,000
Puttable Floating Option Taxable Series PT-4699 (Health Revenue, National Insured, Bank of America NA LIQ) 144A	0.61	9-1-2028	2,000,000	2,000,000
San Francisco City & County CA Airports Commission Variable Reference second Series A-1 (Airport Revenue, Bank of America NA LOC)	0.44	5-1-2030	5,000,000	5,000,000

				9,000,000

Colorado: 1.48%

Variable Rate Demand Notes ø: 1.48%
Colorado HFA Catholic Health Initiatives Series 7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.59	8-1-2018	5,000,000	5,000,000
Colorado HFA Series A-1 Class I (Housing Revenue, FHLB SPA)	0.50	10-1-2034	2,000,000	2,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.48	5-1-2052	14,675,000	14,675,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	0.53	1-1-2027	2,000,000	2,000,000

				23,675,000

Connecticut: 2.49%

Variable Rate Demand Notes ø: 2.49%
Connecticut Series C (GO Revenue, Bank of America NA SPA)	0.45	5-15-2034	6,000,000	6,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	4-15-2046	33,645,000	33,645,000

				39,645,000

District of Columbia: 1.88%

Variable Rate Demand Notes ø: 1.88%
Howard University (Education Revenue) ±	0.54	8-1-2031	28,000,000	28,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC)	0.46	10-1-2039	2,000,000	2,000,000

				30,000,000

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.31%

Variable Rate Demand Note ø: 0.31%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.74%	10-1-2039	$4,935,000	$4,935,000

Idaho: 0.13%

Other Municipal Debt: 0.13%
Idaho HFA (Housing Revenue) (z)	0.64	8-5-2016	2,000,000	1,999,857

Illinois: 0.63%

Variable Rate Demand Notes ø: 0.63%
Cook County IL Taxable Variable Series D (GO Revenue, Barclays Bank plc LOC)	0.54	11-1-2030	5,000,000	5,000,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.46	1-1-2031	5,000,000	5,000,000

				10,000,000

Louisiana: 1.42%

Variable Rate Demand Note ø: 1.42%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	6-1-2045	22,625,000	22,625,000

Maryland: 0.31%

Variable Rate Demand Notes ø: 0.31%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.47	9-1-2033	3,000,000	3,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.47	9-1-2044	1,965,000	1,965,000

				4,965,000

Massachusetts: 0.31%

Variable Rate Demand Notes ø: 0.31%
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA)	0.46	1-1-2039	3,000,000	3,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.47	8-1-2037	2,000,000	2,000,000

				5,000,000

Michigan: 0.25%

Variable Rate Demand Note ø: 0.25%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.51	10-1-2039	4,000,000	4,000,000

Minnesota: 0.07%

Variable Rate Demand Note ø: 0.07%
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	0.48	5-31-2018	1,110,000	1,110,000

6	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.34%

Variable Rate Demand Note ø: 0.34%
Puttable Floating Option Taxable Series TN-044 (Education Revenue, Bank of America NA LIQ) 144A	0.65%	11-26-2032	$5,500,000	$5,500,000

New York: 1.86%

Variable Rate Demand Notes ø: 1.86%
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	5-15-2034	5,700,000	5,700,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.83	5-1-2048	10,000,000	10,000,000
New York HFA Biltmore Tower (Housing Revenue, FNMA Insured, FNMA LIQ)	0.48	5-15-2034	4,000,000	4,000,000
New York HFA Riverside Center 2 Series A-2 (Housing Revenue, Bank of America NA LOC)	0.45	11-1-2046	2,000,000	2,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.00	11-1-2032	3,000,000	3,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.48	6-15-2044	1,000,000	1,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.94	7-1-2017	4,000,000	4,000,000

				29,700,000

North Carolina: 0.15%

Variable Rate Demand Note ø: 0.15%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.45	7-1-2027	2,465,000	2,465,000

North Dakota: 0.31%

Variable Rate Demand Note ø: 0.31%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.46	1-1-2047	5,000,000	5,000,000

Ohio: 1.07%

Variable Rate Demand Notes ø: 1.07%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA)	0.45	9-1-2035	5,000,000	5,000,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.53	1-15-2050	12,000,000	12,000,000

				17,000,000

Oklahoma: 0.50%

Variable Rate Demand Note ø: 0.50%
Oklahoma Grand River Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC)	0.53	6-1-2039	8,000,000	8,000,000

Oregon: 0.31%

Variable Rate Demand Note ø: 0.31%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.74	5-1-2035	5,000,000	5,000,000

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.48%

Variable Rate Demand Notes ø: 0.48%
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49%	2-15-2028	$4,100,000	$4,100,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.55	12-1-2038	3,575,000	3,575,000

				7,675,000

Pennsylvania: 0.13%

Other Municipal Debt: 0.13%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.70	8-1-2016	2,000,000	2,000,000

South Carolina: 0.06%

Other Municipal Debt: 0.06%
South Carolina Public Service (Utilities Revenue)	0.53	8-30-2016	1,000,000	1,000,000

Texas: 1.50%

Variable Rate Demand Notes ø: 1.50%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue)	0.55	10-1-2036	15,000,000	15,000,000
Houston TX Adjustable Refunding First Lien B3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.45	5-15-2034	2,000,000	2,000,000
Pasadena TX Independent School District Series B (GO Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.46	2-1-2035	5,000,000	5,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.55	5-1-2033	2,000,000	2,000,000

				24,000,000

Utah: 0.13%

Variable Rate Demand Note ø: 0.13%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.48	10-1-2037	2,000,000	2,000,000

Washington: 0.13%

Other Municipal Debt: 0.13%
Port of Seattle WA Series B (Port Authority Revenue)	0.50	8-2-2016	2,000,000	2,000,000

Wisconsin: 0.86%

Variable Rate Demand Note ø: 0.86%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC)	0.43	1-1-2042	13,680,000	13,680,000

Total Municipal Obligations (Cost $291,974,193)				291,974,193

Other: 0.31%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A	0.55	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 ±§144A	0.57	3-1-2040	4,000,000	4,000,000

Total Other (Cost $5,000,000)				5,000,000

8	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments: 4.64%
DBS Bank Limited Pooled Bank Deposit Product §	0.50%	1-1-2050	$60,000,000	$60,000,000
FHLMC MFHR Series M017 Class A (FHLMC LIQ) 144A±	0.73	9-15-2050	4,000,000	4,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.45	1-1-2050	10,000,000	10,000,000

Total Other Instruments (Cost $74,000,000)				74,000,000

Other Notes: 3.21%

Corporate Bonds and Notes: 3.21%
Providence Health & Services ±§	0.50	10-1-2042	5,840,000	5,840,000
Racetrac Capital LLC ±§	0.44	9-1-2020	4,250,000	4,250,000
SSAB AB Series A ±§	0.47	6-1-2035	1,000,000	1,000,000
United Overseas Bank Limited §	0.49	1-1-2050	40,000,000	40,000,000

Total Other Notes (Cost $51,090,000)				51,090,000

Repurchase Agreements ^^: 23.81%
Bank of America Corporation, dated 7-29-2016, maturity value $73,002,129 (1)	0.35	8-1-2016	73,000,000	73,000,000
Bank of Nova Scotia, dated 7-29-2016, maturity value $36,675,336 (2)	0.34	8-1-2016	36,674,297	36,674,297
Deutsche Bank Securities, dated 7-29-2016, maturity value $23,000,748 (3)	0.39	8-1-2016	23,000,000	23,000,000
Goldman Sachs & Company, dated 7-1-2016, maturity value $10,006,667 (4)§(i)¢±	0.40	8-30-2016	10,000,000	10,000,000
GX Clarke & Company, dated 7-29-2016, maturity value $42,001,400 (5)	0.40	8-1-2016	42,000,000	42,000,000
JPMorgan Securities, dated 7-1-2016, maturity value $10,010,325 (6)§(i)¢±	0.59	9-2-2016	10,000,000	10,000,000
JPMorgan Securities, dated 7-1-2016, maturity value $5,001,636 (7)§¢±	0.38	8-1-2016	5,000,000	5,000,000
Normura, dated 7-29-2016 maturity value $180,006,450 (8)	0.43	8-1-2016	180,000,000	180,000,000

Total Repurchase Agreements (Cost $379,674,297)				379,674,297

Total investments in securities (Cost $1,603,263,486) *	100.56%	1,603,263,486
Other assets and liabilities, net	(0.56)	(8,876,938)

Total net assets	100.00%	$1,594,386,548

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $75,190,000.

(2)	U.S. government securities, 1.79% to 7.00%, 1-1-2020 to 7-1-2046, fair value including accrued interest is $37,774,526.

(3)	U.S. government securities, 0.75% to 4.75%, 11-30-2016 to 8-15-2040, fair value including accrued interest is $23,460,001.

(4)	U.S. government securities, 0.00% to 4.30%, 8-1-2016 to 8-1-2046, fair value including accrued interest is $10,230,535.

(5)	U.S. government securities, 1.50% to 9.50%, 11-15-2016 to 5-20-2046, fair value including accrued interest is $43,260,005.

(6)	U.S. government securities, 0.00%, 8-2-2016 to 3-7-2017, fair value is $10,200,000.

(7)	U.S. government securities, 2.39% to 9.00%, 12-1-2020 to 2-1-2048, fair value including accrued interest is $5,150,093.

(8)	U.S. government securities, 0.13% to 3.88%, 11-30-2016 to 4-15-2029, fair value including accrued interest is $183,600,035.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 92.02%

Alabama: 1.39%

Variable Rate Demand Notes ø: 1.39%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.62%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.48	8-1-2031	6,000,000	6,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	0.43	6-1-2028	15,500,000	15,500,000

				29,400,000

Arizona: 1.40%

Variable Rate Demand Notes ø: 1.40%
Arizona Tender Option Bond Trust Receipts/Certiifcates Series 2016-XM0304 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.51	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	7-1-2024	19,455,000	19,455,000

				29,590,000

California: 4.17%

Other Municipal Debt: 0.30%
California GO Series A2 (GO Revenue)	0.43	8-3-2016	6,400,000	6,400,000

Variable Rate Demand Notes ø: 3.87%
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C (Health Revenue, Credit Suisse LIQ) 144A	0.47	11-15-2048	9,543,345	9,543,345
Chino Basin California Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.43	6-1-2032	7,300,000	7,300,000
Irvine CA Limited Obligation Improvement Bonds Series A (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.35	9-2-2026	600,000	600,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.47	7-1-2024	22,655,000	22,655,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-C (Tax Revenue, Mizuho Corporate Bank SPA)	0.43	4-1-2038	500,000	500,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XM0237 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.46	11-1-2036	10,160,000	10,160,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47	11-1-2039	680,500	680,500
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.47	12-1-2017	20,000,000	20,000,000
Southern California Public Power Authority Magnolia Power Project Series 1A (Utilities Revenue, U.S. Bank NA LOC)	0.43	7-1-2036	10,595,000	10,595,000

				82,033,845

Colorado: 1.22%

Variable Rate Demand Notes ø: 1.22%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.58	10-1-2037	6,250,000	6,250,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.48	12-1-2031	9,470,000	9,470,000

2	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.52%	11-15-2025	$10,155,000	$10,155,000

				25,875,000

District of Columbia: 0.17%

Variable Rate Demand Note ø: 0.17%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.49	7-1-2032	3,600,000	3,600,000

Florida: 4.90%

Other Municipal Debt: 1.92%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.43	8-15-2016	9,065,000	9,065,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.45	8-4-2016	24,000,000	24,000,000
JEA Florida Electric System Series 2008-C-3 (Utilities Revenue)	0.44	8-3-2016	7,700,000	7,700,000

				40,765,000

Variable Rate Demand Notes ø: 2.98%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.38	4-1-2038	500,000	500,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XM0300 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.47	1-1-2020	5,915,000	5,915,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.43	11-15-2032	1,700,000	1,700,000
Miami Dade County FL Special Obligation Juvenile Courthouse Series B (Miscellaneous Revenue, TD Bank NA LOC, Ambac Insured)	0.42	4-1-2043	25,000,000	25,000,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	0.52	8-1-2034	3,300,000	3,300,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2012B (Education Revenue, TD Bank NA LOC)	0.43	6-1-2038	15,100,000	15,100,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.45	8-1-2028	3,730,000	3,730,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.42	10-1-2041	5,990,000	5,990,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA)	0.47	10-1-2038	2,000,000	2,000,000

				63,235,000

Georgia: 1.85%

Variable Rate Demand Notes ø: 1.85%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.44	11-1-2030	6,650,000	6,650,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.47	4-1-2023	9,600,000	9,600,000
Georgia Tender Option Bond Trust Receipts/Certificates Series 2016-XM0330 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.54	1-1-2017	5,000,000	5,000,000
Main Street Natural Gas Incorporated Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.54	8-1-2040	12,280,000	12,280,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.46	7-1-2020	5,765,000	5,765,000

				39,295,000

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 1.40%

Variable Rate Demand Notes ø: 1.40%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.80%	7-1-2023	$4,200,000	$4,200,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.61	3-1-2017	4,500,000	4,500,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XM0078 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.48	7-1-2023	10,365,000	10,365,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.48	7-1-2023	3,100,000	3,100,000
Illinois Toll Highway Authority Series 2014D Tender Option Bond Trust Series 2015-XM0031 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.48	1-1-2022	4,165,000	4,165,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.66	3-1-2023	3,320,000	3,320,000

				29,650,000

Indiana: 1.43%

Variable Rate Demand Notes ø: 1.43%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.48	7-1-2023	22,515,000	22,515,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.58	9-1-2018	7,900,000	7,900,000

				30,415,000

Iowa: 4.38%

Variable Rate Demand Notes ø: 4.38%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	1-1-2019	32,600,000	32,600,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.46	6-1-2039	58,100,000	58,100,000
Iowa Finance Authority Multifamily Housing Series 2006 A Trust Receipts Series 2016-XF0386 (Housing Revenue, Bank of America NA LIQ) 144A	0.49	7-1-2041	2,280,000	2,280,000

				92,980,000

Kansas: 0.42%

Variable Rate Demand Note ø: 0.42%
Kansas Tender Option Bond Trust Receipt/Certificates Series 2016-XM0292 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.47	11-15-2038	9,000,000	9,000,000

Kentucky: 0.34%

Variable Rate Demand Note ø: 0.34%
Kentucky Infrastructure Authority Wastewater & Drinking Water Revolving Fund Series 2015A Morgan Stanley Series 2015-XF2109 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.50	2-1-2026	7,190,000	7,190,000

Louisiana: 2.37%

Variable Rate Demand Notes ø: 2.37%
Louisiana BAN Series 2016-A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	8-15-2016	10,000,000	10,000,000
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.47	7-1-2040	4,095,000	4,095,000

4	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.47%	8-1-2017	$6,815,000	$6,815,000
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.38	10-1-2033	29,300,000	29,300,000

				50,210,000

Maryland: 3.08%

Variable Rate Demand Notes ø: 3.08%
Maryland HEFA University of Maryland Medical System Series-D (Health Revenue, TD Bank NA LOC)	0.39	7-1-2041	6,200,000	6,200,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.62	3-1-2030	22,925,000	22,925,000
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.49	7-1-2041	9,000,000	9,000,000
Montgomery County MD Housing Opportunity Commission Series 2011-A (Housing Revenue, TD Bank NA LOC, GNMA/FNMA/FHLMC Insured)	0.43	1-1-2049	27,170,000	27,170,000

				65,295,000

Massachusetts: 1.98%

Variable Rate Demand Notes ø: 1.98%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.48	7-1-2027	10,000,000	10,000,000
Massachusetts Development Finance Agency Revenue Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC)	0.38	7-1-2048	13,900,000	13,900,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	9-1-2017	9,000,000	9,000,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.39	6-1-2018	9,000,000	9,000,000

				41,900,000

Michigan: 1.38%

Variable Rate Demand Notes ø: 1.38%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	15,105,000	15,105,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.37	6-1-2034	2,235,000	2,235,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.51	1-1-2032	12,000,000	12,000,000

				29,340,000

Minnesota: 2.79%

Variable Rate Demand Notes ø: 2.79%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53	11-15-2032	10,905,000	10,905,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	10-15-2033	1,750,000	1,750,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53	2-15-2031	2,390,000	2,390,000

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53%	8-15-2038	$4,100,000	$4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.44	5-15-2035	8,735,000	8,735,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.52	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.47	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.38	4-1-2027	1,885,000	1,885,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.52	9-15-2031	2,865,000	2,865,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.52	10-1-2035	12,300,000	12,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.52	8-1-2034	5,865,000	5,865,000

				59,135,000

Mississippi: 3.75%

Variable Rate Demand Notes ø: 3.75%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.35	12-1-2030	29,700,000	29,700,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series F (Industrial Development Revenue)	0.40	12-1-2030	12,400,000	12,400,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.40	11-1-2035	14,650,000	14,650,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	11-1-2018	22,760,000	22,760,000

				79,510,000

Missouri: 0.14%

Variable Rate Demand Note ø: 0.14%
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47	5-1-2043	3,000,000	3,000,000

Nebraska: 0.77%

Variable Rate Demand Note ø: 0.77%
Lincoln NE Electric System Series 2900 (Utilities Revenue, Credit Suisse LIQ)	0.53	9-1-2037	16,348,281	16,348,281

Nevada: 0.46%

Variable Rate Demand Note ø: 0.46%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.45	6-1-2042	9,800,000	9,800,000

New Hampshire: 0.80%

Variable Rate Demand Notes ø: 0.80%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.48	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.47	10-1-2017	10,770,000	10,770,000

				17,050,000

6	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.43%

Variable Rate Demand Notes ø: 0.43%
New Jersey Tender Option Bond Trust Receipt/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	0.54%	7-1-2026	$3,370,000	$3,370,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.47	12-15-2023	5,750,000	5,750,000

				9,120,000

New York: 11.21%

Variable Rate Demand Notes ø: 11.21%
New York City GO Fiscal Sub Series 2012D-3B (GO Revenue, Royal Bank of Canada LOC)	0.38	10-1-2039	32,300,000	32,300,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	11-15-2026	25,000,000	25,000,000
New York Metropolitan Transportation Authority Dedicated Tax Series 2008A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.38	11-1-2031	5,500,000	5,500,000
New York Metropolitan Transportation Authority Sub Series E-4 (Transportation Revenue, Bank of the West LOC)	0.48	11-15-2045	7,000,000	7,000,000
New York Metropolitan Transportation Authority Sub Series E-5 (Transportation Revenue, U.S. Bank NA LOC)	0.40	11-15-2045	10,000,000	10,000,000
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.43	11-1-2032	1,850,000	1,850,000
New York NY City Municipal Water Finance Authority (Water & Sewer Revenue, U.S. Bank NA SPA)	0.40	6-15-2043	5,000,000	5,000,000
New York NY City Transitional Finance Authority Fiscal 2016 Sub Series E-4 (Tax Revenue, JPMorgan Chase & Company SPA)	0.39	2-1-2045	11,800,000	11,800,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.38	3-1-2034	6,900,000	6,900,000
New York NY Fiscal Series 2006I-5 (GO Revenue, Bank of New York Mellon LOC)	0.38	4-1-2036	4,900,000	4,900,000
New York NY Fiscal Series 2014I-2 (GO Revenue, JPMorgan Chase & Company LIQ)	0.39	3-1-2040	19,000,000	19,000,000
New York NY GO Fiscal Series 2004H-4 (GO Revenue, Bank of New York Mellon LOC)	0.38	3-1-2034	4,400,000	4,400,000
New York NY Municipal Water and Sewer Finance Authority 2nd General Resolution Fiscal 2011 Sub Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.39	6-15-2043	1,300,000	1,300,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.35	6-15-2044	13,900,000	13,900,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.39	6-15-2048	33,500,000	33,500,000
New York NY Sub Series D-4 (GO Revenue, TD Bank NA LOC)	0.39	8-1-2040	1,940,000	1,940,000
New York NY Sub Series L-3 (GO Revenue, Bank of America NA SPA)	0.35	4-1-2036	13,000,000	13,000,000
New York NY Transitional Finance Authority Fiscal 2013 Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.39	8-1-2039	100,000	100,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-5 (Tax Revenue, Royal Bank of Canada SPA)	0.38	8-1-2041	12,000,000	12,000,000
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.47	11-1-2020	2,600,000	2,600,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.39	11-1-2029	2,700,000	2,700,000
New York NY Transitional Finance Authority Sub Series A-5 (Tax Revenue, U.S. Bank NA SPA)	0.40	8-1-2039	8,200,000	8,200,000
New York NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.43	11-1-2041	9,750,000	9,750,000

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York Sales Tax Asset Receivable Corporation Fiscal Series 2015A Tender Option Bond Trust Receipts/Certificates Series 2015-ZF0209 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.47%	10-15-2031	$5,250,000	$5,250,000

				237,890,000

North Carolina: 2.99%

Variable Rate Demand Notes ø: 2.99%
North Carolina Capital Facilities Finance Agency Duke University Project Series 2015B Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.47	10-1-2055	2,250,500	2,250,500
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.45	5-1-2024	2,315,000	2,315,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.45	7-1-2028	3,830,000	3,830,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008-A (Health Revenue, Branch Banking & Trust SPA)	0.48	10-1-2028	33,650,000	33,650,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.45	12-1-2033	4,200,000	4,200,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.47	10-1-2055	8,085,000	8,085,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.43	2-1-2024	9,165,000	9,165,000

				63,495,500

Ohio: 0.17%

Variable Rate Demand Note ø: 0.17%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.42	6-1-2034	3,600,000	3,600,000

Oklahoma: 1.27%

Variable Rate Demand Notes ø: 1.27%
Oklahoma City OK Water Utilities Trust Water & Sewer System Series 2015 Morgan Stanley Series 2015-ZF2080 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.47	7-1-2045	5,000,000	5,000,000
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.37	1-1-2028	22,000,000	22,000,000

				27,000,000

Other: 2.94%

Variable Rate Demand Notes ø: 2.94%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.49	2-15-2028	31,870,000	31,870,000
FHLMC MFHR Series M027 Class A (Housing Revenue, FHLMC LIQ)	0.47	10-15-2029	15,685,000	15,685,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.47	12-15-2045	7,820,000	7,820,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.47	12-15-2046	7,035,000	7,035,000

				62,410,000

Pennsylvania: 2.02%

Variable Rate Demand Notes ø: 2.02%
Bucks County PA Industrial Development Authority Grand View Hospital Series A (Health Revenue, TD Bank NA LOC)	0.43	7-1-2034	8,140,000	8,140,000

8	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.47%	6-1-2035	$7,405,000	$7,405,000
Philadelphia PA IDA Series B-2 (Miscellaneous Revenue, TD Bank NA LOC)	0.43	10-1-2030	9,405,000	9,405,000
Philadelphia PA School District Series 2016C (GO Revenue, PNC Bank NA LOC)	0.44	9-1-2030	15,000,000	15,000,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.47	6-1-2044	2,800,000	2,800,000

				42,750,000

Rhode Island: 0.47%

Variable Rate Demand Note ø: 0.47%
Narragansett Bay RI Commission Wastewater System Series 2013A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.48	9-1-2020	10,000,000	10,000,000

South Carolina: 3.60%

Other Municipal Debt: 3.01%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.54	8-1-2016	22,500,000	22,500,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.54	8-1-2016	22,500,000	22,500,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.54	8-1-2016	18,900,000	18,900,000

				63,900,000

Variable Rate Demand Notes ø: 0.59%
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.47	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.47	8-1-2025	3,025,000	3,025,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.45	11-1-2034	1,470,000	1,470,000

				12,515,000

South Dakota: 0.31%

Variable Rate Demand Note ø: 0.31%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53	2-15-2031	6,495,000	6,495,000

Tennessee: 3.71%

Variable Rate Demand Notes ø: 3.71%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.40	7-1-2034	2,620,000	2,620,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.49	9-1-2018	3,435,000	3,435,000
Montgomery County TN Public Building Authority Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.40	7-1-2038	26,800,000	26,800,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.45	6-1-2035	8,300,000	8,300,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.45	6-1-2029	37,600,000	37,600,000

				78,755,000

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Texas: 12.15%

Other Municipal Debt: 0.10%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00%	8-15-2016	$2,100,000	$2,102,972

Variable Rate Demand Notes ø: 12.05%
Atascosa County TX PCR San Miguel Electric Cooperative (Utilities Revenue)	0.52	6-30-2020	13,000,000	13,000,000
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.52	9-1-2039	4,000,000	4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.48	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.47	10-1-2018	13,960,000	13,960,000
Dickinson TX Independent School District Series SGA 94 (GO Revenue, Societe Generale LIQ)	0.44	2-15-2028	13,350,000	13,350,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.53	2-15-2032	5,090,000	5,090,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.59	7-1-2018	50,995,000	50,995,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.39	6-1-2019	3,765,000	3,765,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue)	0.34	11-1-2038	900,000	900,000
North Texas Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.47	1-1-2048	4,440,000	4,440,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.47	6-1-2041	25,000,000	25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.47	3-1-2042	27,500,000	27,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.53	7-1-2029	11,700,000	11,700,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Methodist Hospitals of Dallas Series A (Health Revenue, TD Bank NA LOC)	0.39	10-1-2041	13,245,000	13,245,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.74	12-15-2026	56,621,560	56,621,560
Texas Tender Option Bond Trust Receipts/Certificates Series 2016-XM0343 (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.50	12-1-2023	7,100,000	7,100,000

				255,566,560

Utah: 0.92%

Variable Rate Demand Note ø: 0.92%
Murray UT City Hospital IHC Health Services Incorporated Series C (Health Revenue)	0.35	5-15-2036	19,440,000	19,440,000

Vermont: 0.74%

Variable Rate Demand Notes ø: 0.74%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.39	7-1-2033	2,895,000	2,895,000
Vermont Educational & Health Buildings Financing Agency Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.42	9-1-2038	12,900,000	12,900,000

				15,795,000

10	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia: 0.79%

Variable Rate Demand Notes ø: 0.79%
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.45%	12-1-2033	$3,075,000	$3,075,000
University of Virginia Rector & Visitors Series 2008 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.47	12-1-2017	13,600,000	13,600,000

				16,675,000

Washington: 1.94%

Variable Rate Demand Notes ø: 1.94%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.47	1-1-2039	7,361,000	7,361,000
Squaxin Island Tribe Washington Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.54	5-1-2028	2,170,000	2,170,000
University of Washington Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.49	6-1-2037	17,495,000	17,495,000
Washington Central Puget Sound Regional Transit Authority Sales Tax Improvement Series 2015S-26B Green Bonds JPMorgan PUTTER Series 5002 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.39	11-1-2017	9,190,000	9,190,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.39	6-1-2032	4,900,000	4,900,000

				41,116,000

Wisconsin: 4.98%

Variable Rate Demand Notes ø: 4.98%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.44	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Trust Company NA LOC)	0.64	1-1-2027	1,820,000	1,820,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.47	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.50	8-15-2034	33,210,740	33,210,740
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.44	9-1-2036	13,780,000	13,780,000

				105,565,740

Wyoming: 0.79%

Variable Rate Demand Note ø: 0.79%
Lincoln County WY PCR ExxonMobil Project Series 2014 (Resource Recovery Revenue)	0.34	10-1-2044	16,800,000	16,800,000

Total Municipal Obligations (Cost $1,952,008,898)				1,952,008,898

Repurchase Agreements: 3.77%
Societe Generale, dated 7-29-2016, maturity value $80,000,220 ^^	0.33	8-1-2016	80,000,000	80,000,000

Total Repurchase Agreements (Cost $80,000,000)				80,000,000

Total investments in securities (Cost $2,032,008,898) *	95.79%	2,032,008,898
Other assets and liabilities, net	4.21	89,360,863

Total net assets	100.00%	$2,121,369,761

Portfolio of investments—July 31, 2016 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	11

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 0.00% to 8.13%, 7-31-2016 to 8-15-2045, fair value including accrued interest is $81,600,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 23, 2016